Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (2.8%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,136
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,156
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,551
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	4,227
Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	7,578
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	8,190	8,510
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,823
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,754
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,161
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,510
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,416
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,477
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,117
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,112
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	832
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	12,310	12,963
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	39,761
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	5,075	5,282
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	8,040	8,268
Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,317
Auburn AL GO	5.000%	8/1/39	2,000	2,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,594
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,880
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	6,623
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	791
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	859
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	580
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	406
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	430
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	366
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	513
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	408
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	406
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	607
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,342
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,211
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	4,000	4,420
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,543
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,270
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,649
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,997
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,336
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,802
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,739
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,798
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,413
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	2,972
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,257
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	74,875	75,124
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	23,915	23,984
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	38,040	38,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,440	54,414
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	17,485	17,485
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	12/1/28	14,910	16,014
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	79,685	85,463
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	140,045	141,460
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	78,405	78,536
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	119,965	118,189
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	92,115	92,269
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	80,035	85,505
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	3.842%	12/1/48	9,500	9,501
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	4/1/53	71,250	68,445
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	534
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	557
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	480
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,591
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,709
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,636
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	728
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	556
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,110
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	555
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,150
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,114
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,064
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,181
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,200
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,625
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,435
	Huntsville AL GO	5.000%	5/1/24	2,410	2,488
	Huntsville AL GO	5.000%	5/1/25	2,535	2,684
	Huntsville AL GO	5.000%	5/1/26	2,660	2,891
	Huntsville AL GO	5.000%	5/1/34	3,515	3,903
	Huntsville AL GO	5.000%	5/1/35	3,690	4,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL GO	5.000%	5/1/35	3,000	3,311
	Huntsville AL GO	5.000%	5/1/36	3,875	4,248
	Huntsville AL GO	5.000%	5/1/36	4,330	4,747
	Huntsville AL GO	5.000%	5/1/36	5,055	5,714
	Huntsville AL GO	5.000%	5/1/37	4,070	4,447
	Huntsville AL GO	5.000%	5/1/37	3,050	3,332
	Huntsville AL GO	5.000%	5/1/37	5,055	5,661
	Huntsville AL GO	5.000%	5/1/38	2,270	2,475
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,590
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,754
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,617
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,606
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,666
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,482
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,589
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,628
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,742
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,767
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	2,081
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,163
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,657
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,893
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,921
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	6,302
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,797
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,827
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	8,317
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,464
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	7,293
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,577
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,222
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	17,323
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,090
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	862
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,141
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,138
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	83,386
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,775
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,850
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,695

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,229
Montgomery AL GO	3.000%	12/1/33	4,780	4,769
Montgomery AL GO	3.000%	12/1/34	3,415	3,349
Montgomery AL GO	3.000%	12/1/35	1,500	1,417
Montgomery AL GO	4.000%	12/1/35	500	529
Montgomery AL GO	3.000%	12/1/37	1,000	913
Montgomery AL GO	4.000%	12/1/37	500	517
Montgomery AL GO	3.000%	12/1/38	1,000	901
Montgomery AL GO	4.000%	12/1/38	500	515
Montgomery AL GO	3.000%	12/1/39	1,000	889
Montgomery AL GO	4.000%	12/1/40	400	406
Mountain Brook Board of Education GO	4.000%	3/1/34	200	221
Mountain Brook Board of Education GO	4.000%	3/1/36	300	319
Mountain Brook Board of Education GO	3.000%	3/1/38	225	209
Mountain Brook Board of Education GO	3.000%	3/1/39	250	230
Mountain Brook Board of Education GO	3.000%	3/1/40	250	227
Mountain Brook Board of Education GO	3.000%	3/1/41	490	438
Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,282
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	264,270	264,965
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	35,514
Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/29	2,995	3,080
Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/30	2,195	2,249
Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/31	1,845	1,875
Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	12/1/31	455	458
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	99,670	99,348
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	21,300	21,317
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	13,835	15,061
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	19,995	20,954
Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	5,179
Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,298
Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,839
Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	4,109
Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,351
Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,791
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	6,031
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,294
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,313
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	376
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,160
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,735
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,140
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,636
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,208
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	500
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	709
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	924
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	685
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,161
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,194
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,153
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	251
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	381
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,742
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,811
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,211
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	837
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,499
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	606
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,197
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	459
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	482
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,236
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,437
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,021
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,040
					1,947,618
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,887
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,678
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,416
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	281
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,631
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,590
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,253
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	2,173
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,219
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	1,051
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,322
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	1,073
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,094
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	1,005
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,101
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,515
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,819
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	535
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,404
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,481
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,064
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	891
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,469
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,453
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,697
Anchorage AK GO	5.000%	9/1/26	6,590	7,046
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,757
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,204
Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,314
Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,730
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,377
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,368
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,776
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,742
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,243
Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,366
Municipality of Anchorage AK GO	4.000%	9/1/33	725	805
Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	1,098
Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,347
Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,074
Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,050
Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	1,011
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,104
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	885
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,455	1,611
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,160
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,823
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,515
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,002
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,500	1,489
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,464
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,090
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,695
				128,520
Arizona (1.5%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/30	300	356
Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	603
Arizona Board of Regents College & University Revenue	5.000%	7/1/31	500	603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	500	608
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,190	1,420
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,320	1,554
	Arizona Board of Regents College & University Revenue	5.000%	7/1/36	1,700	2,007
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,300	1,510
	Arizona Board of Regents College & University Revenue	5.000%	7/1/38	1,150	1,336
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,651
	Arizona COP, ETM	5.000%	10/1/27	13,400	15,101
	Arizona COP, ETM	5.000%	10/1/28	11,330	13,058
	Arizona COP, ETM	5.000%	10/1/29	17,350	20,401
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,769
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	15,217
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,514
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,019
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,090
[5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.320%	2/1/23	3,600	3,600
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	55	59
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/27	170	179
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	60	65
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/28	170	179
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	65	70
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/29	160	168
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,119
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	70	76
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/30	190	199
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	474
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	729
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,298
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	70	77
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/31	200	210
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	939
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	325	355
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	210	220
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	783
[5]	Arizona IDA Charter School Aid Revenue	4.500%	7/1/33	515	517
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	315	342
	Arizona IDA Charter School Aid Revenue	5.000%	7/1/33	220	230
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,097
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	335	333
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/34	230	229
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,141
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	370	362
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/35	240	235
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,006
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	310	298
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/36	220	212
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/38	300	299
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	2,060	2,139
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	589
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,001
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	818
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	806
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	825
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	720	654
[5]	Arizona IDA Charter School Aid Revenue	5.250%	7/1/43	275	276
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	595	574
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	145
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	141
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	685
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	702
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	714
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	727
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	729
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	756
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	768
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,560
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,598
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	450
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	475
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	1,980
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	372
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,650	1,963
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	226
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,809
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	337
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	469
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,115	1,285
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,900	3,449
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,800	2,115
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	364
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	424
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	451
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	410
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	438
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	773
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	6,800	6,800
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,731
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,858
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	570
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,624
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,835
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,104
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,048
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,347
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,278
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,394
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,773
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,127
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,739
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,463
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	8,650	10,435
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	437
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	361
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	790
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	366
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	365
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	393
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	263
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	611
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	848
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	709
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	507
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	1.320%	2/1/23	1,400	1,400
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	978
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	3,221
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	1,693
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	4,550
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	5,285
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	3,900
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	640
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,976
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,826
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	6,289
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/29	10,000	11,316
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/30	2,465	2,824
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue	5.000%	7/1/31	6,620	7,693
	Arizona State University College & University Revenue	5.000%	7/1/26	810	885
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,893
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	1,978
	Arizona State University College & University Revenue	5.000%	7/1/28	840	932
	Arizona State University College & University Revenue	5.000%	7/1/30	715	741
	Arizona State University College & University Revenue	5.000%	7/1/31	725	770
	Arizona State University College & University Revenue	5.000%	7/1/32	895	947
	Arizona State University College & University Revenue	5.000%	7/1/33	700	740
	Arizona State University College & University Revenue	5.000%	7/1/33	750	774
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,054
	Arizona State University College & University Revenue	5.000%	7/1/34	750	772
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,372
	Arizona State University College & University Revenue	5.000%	7/1/35	605	635
	Arizona State University College & University Revenue	5.000%	7/1/35	750	771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,397
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,029
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,621
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	28,591
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	779
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	402
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,190
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	6,038
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	2,790
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	3,906
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	2,791
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	9,280
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,794
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,864
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,565
[5]	IDA of the City of Phoenix Charter School Aid Revenue	5.000%	7/1/36	7,540	7,582
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/29	105	106
	Kyrene Elementary School District No. 28 (School Improvement Project 2010) GO	5.500%	7/1/30	125	127
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	363
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	613
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	117
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	160
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	2,975
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,216
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,342
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,809
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	510
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,093
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	795
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,500
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	5,447
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,844
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	11,216
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,604
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,871

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,158
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,015	1,137
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	925	1,031
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	8,147
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,231
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,105	1,224
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,085
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,020	1,119
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,405
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	866
Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	708
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,680
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,722
Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	759
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,302
Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,000	12,922
Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,135
Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,350	7,386
Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	12,017
Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,049
Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,785
Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	3,771
Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/29	965	1,127
Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,748
Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,529
Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,146
Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,143
Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/29	875	977
McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,681
McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,332
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	4,054
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	358
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	298
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	454
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,770
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,672
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,540
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,736
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,788
[6,7]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	9,522
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,664
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	6,929
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,332
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	13,951
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,036
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	6,000	6,544
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	1,804
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	5,570
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	14,318
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	4,987
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	3,558
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	12,563
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	7,243
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	9,229
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	13,881
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,191
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	26,892
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	10,767
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	4,557
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	10,915
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	9,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,194
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	388
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,447
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	21,712
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	9,333
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,312
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	258
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	10,772
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	374
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	2,500	2,565
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,500	1,527
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	1,955
	Phoenix IDA Health, Hospital, Nursing Home Revenue	1.230%	11/15/52	1,000	1,000
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	259
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	734
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	732
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	312
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	733
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	860
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,393
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	550
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	368
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,461
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	379
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,199
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,310
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,678
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	845
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,006
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,392
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,355
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,483
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,721

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,291
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	4,652
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,535
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	25,332
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	26,348
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	15,685
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	6,734
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	11,630
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	854
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	8,544
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,632
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,928
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	2,944
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	291
Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	5,575	6,081
Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	20,896
Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,970
Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,950
University of Arizona College & University Revenue	5.000%	8/1/27	940	1,053
University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,143
University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,212
University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,165
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,355
Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,080
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,299
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,291
Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,032
Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,545
				1,015,963
Arkansas (0.2%)
Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,905
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,676
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,653
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,259
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,397
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,209
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,381
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,457
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,954
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,465
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,304
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,096
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,457
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,134
	Arkansas GO	3.000%	10/1/24	6,055	6,056
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	905	885
	Fort Smith School District No. 100 GO, Prere.	4.000%	8/1/23	150	151
[4]	Little Rock School District GO	2.000%	2/1/39	8,420	6,419
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,220
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,539
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,005
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,880
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,445
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,609
	Rogers School District No. 30 GO	3.000%	2/1/31	2,380	2,383
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	2,769
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,540
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,052
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,000	2,042
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	1,860	1,898
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	18,976
	Springdale School District No. 50 GO	3.000%	6/1/32	3,780	3,793
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	610
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,066
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,044
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	859
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	1,998
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,027
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	898
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,486
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,207
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,073
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,569
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,284
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,220
	University of Arkansas College & University Revenue, ETM	5.000%	11/1/23	1,280	1,304
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,020	2,084
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,275
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,312
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,462
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,565	2,647
					129,676
California (9.4%)
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,155
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,620
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	834
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	666
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,819
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	795
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,285
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	7,332
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	4,169
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	585
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	631
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,997
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	26,713
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	42,038
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	15,000	15,518
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	15,311
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	63,437
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,550	19,535
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	53,587
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,360	33,424
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,495
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	1.960%	4/1/56	10,000	9,722
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.070%	4/1/56	12,000	11,642
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	4/1/45	13,500	13,506
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	2.910%	4/1/36	1,605	1,618
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,665	2,098
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/33	2,345	2,968
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,326
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,655
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	21,600	23,061
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	71,225	76,248
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	56,105	56,969
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	57,205	58,054
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	67,980	68,904
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	9,916
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	646
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	549
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,822
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	82
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,613
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,202
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	20,690	25,473
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	24,205	29,800
	California GO	5.000%	11/1/25	20,000	20,997

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/26	33,005	35,984
California GO	5.000%	10/1/26	2,750	3,037
California GO	4.000%	3/1/27	795	855
California GO	5.000%	4/1/27	42,620	47,644
California GO	5.000%	4/1/27	8,085	9,038
California GO	3.500%	8/1/27	21,000	21,871
California GO	5.000%	4/1/28	13,190	15,098
California GO	5.000%	8/1/28	1,260	1,420
California GO	5.000%	9/1/28	18,000	20,800
California GO	5.000%	10/1/28	5,250	6,078
California GO	5.000%	11/1/28	7,770	8,806
California GO	5.000%	11/1/28	29,660	34,401
California GO	5.000%	11/1/28	21,450	24,879
California GO	5.000%	12/1/28	9,635	11,196
California GO	5.000%	4/1/29	1,450	1,697
California GO	5.000%	4/1/29	15,215	17,808
California GO	5.000%	9/1/29	1,830	2,008
California GO	5.000%	9/1/29	7,030	7,714
California GO	5.000%	9/1/29	12,340	14,569
California GO	5.000%	10/1/29	10,000	10,464
California GO	5.000%	10/1/29	58,675	69,392
California GO	5.000%	11/1/29	5,000	5,923
California GO	5.000%	4/1/30	4,910	5,741
California GO	5.000%	4/1/30	6,320	7,542
California GO	5.000%	4/1/30	1,000	1,193
California GO	5.000%	5/1/30	30,000	31,046
California GO	4.000%	8/1/30	12,400	13,153
California GO	5.000%	8/1/30	15,000	16,379
California GO	5.000%	8/1/30	10,000	10,919
California GO	5.000%	9/1/30	16,075	19,348
California GO	5.000%	10/1/30	1,485	1,790
California GO	5.000%	10/1/30	3,275	3,949
California GO	5.000%	11/1/30	34,530	41,702
California GO	3.500%	12/1/30	7,500	7,578
California GO	5.000%	3/1/31	2,665	3,174
California GO	5.000%	4/1/31	10,640	12,937
California GO	5.000%	10/1/31	24,000	25,094
California GO	5.000%	11/1/31	10,000	11,294
California GO	5.000%	4/1/32	26,035	30,341
California GO	5.000%	4/1/32	5,855	7,229
California GO	5.000%	10/1/32	7,690	9,048
California GO	4.000%	11/1/32	4,805	5,144
California GO	5.000%	4/1/33	12,000	13,945
California GO	4.000%	8/1/33	26,000	27,219
California GO	5.000%	8/1/33	14,000	15,241
California GO	4.000%	9/1/33	26,050	27,296
California GO	3.000%	10/1/33	9,000	9,064
California GO	5.000%	10/1/33	6,000	6,265
California GO	3.000%	11/1/33	2,620	2,641
California GO	4.000%	8/1/34	5,030	5,226
California GO	5.000%	8/1/34	4,190	4,547
California GO	5.000%	9/1/34	1,655	1,799
California GO	3.000%	10/1/34	25,075	25,084
California GO	5.000%	10/1/34	10,000	10,426
California GO	3.000%	11/1/34	3,200	3,197
California GO	5.000%	11/1/34	5,660	6,692
California GO	5.000%	11/1/34	2,590	3,062
California GO	5.000%	12/1/34	1,550	1,674

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/35	6,435	7,393
California GO	5.000%	4/1/35	8,750	9,963
California GO	4.000%	9/1/35	10,000	10,349
California GO	5.000%	9/1/35	3,115	3,780
California GO	3.000%	10/1/35	61,285	60,265
California GO	3.000%	11/1/35	2,300	2,258
California GO	4.000%	11/1/35	2,090	2,233
California GO	5.000%	11/1/35	22,035	25,892
California GO	4.000%	3/1/36	28,680	30,376
California GO	3.000%	10/1/36	6,015	5,824
California GO	4.000%	10/1/36	2,590	2,753
California GO	5.000%	12/1/36	1,000	1,164
California GO	3.000%	10/1/37	6,800	6,442
California GO	5.000%	10/1/37	7,000	8,221
California GO	5.000%	11/1/37	8,660	10,315
California GO	4.000%	3/1/38	4,930	5,148
California GO	4.000%	11/1/40	1,825	1,884
California GO	4.000%	10/1/41	22,760	23,455
California GO	4.000%	4/1/42	5,000	5,144
California GO	5.000%	4/1/42	6,000	6,501
California GO	5.000%	9/1/42	12,540	14,542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,493
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,951
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,340
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,279
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,566
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,437
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,565
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,477
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,731
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,332
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,324
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,685
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,155
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	35,717
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,876
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	1,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,874
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,256
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	32,695	36,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,930	42,924
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	45,759
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	37,575	43,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	4/1/23	38,350	41,233
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	8,795	8,914
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	81,116	81,104
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	20,876	20,226
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	43,253	40,086
[3]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	5,500	5,428
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,519
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,595
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/50	3,600	3,475
[4]	California Municipal Finance Authority COP	5.250%	11/1/35	1,220	1,390
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,076
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,867
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc Obligated Group)	2.125%	11/15/26	275	254
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,565	1,473
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	18,135	4,855
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,378
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/23	130	131
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	941
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,588
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,502
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,390
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	17,022
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	7,358
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	10,700	12,718
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	7,000	8,406
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	5,500	6,733

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	16,875	20,812
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	9,000	10,986
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	13,250	16,105
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/34	1,500	1,802
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	16,750	20,162
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	7,104
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/35	1,500	1,779
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	17,500	20,776
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	10,230	11,982
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	3,939
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	3,700	3,709
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,560	3,112
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	4,675	5,627
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,788
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	15,624
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	3,280
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,774
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	3,161
California State University College & University Revenue	5.000%	11/1/28	3,570	3,905
California State University College & University Revenue	5.000%	11/1/30	8,400	9,405
California State University College & University Revenue	5.000%	11/1/30	2,025	2,214
California State University College & University Revenue	5.000%	11/1/31	5,955	6,663
California State University College & University Revenue	5.000%	11/1/32	2,555	2,846
California State University College & University Revenue	5.000%	11/1/32	10,000	10,913
California State University College & University Revenue	5.000%	11/1/33	8,010	8,901
California State University College & University Revenue	5.000%	11/1/33	1,000	1,111
California State University College & University Revenue	4.000%	11/1/34	2,000	2,072
California State University College & University Revenue	5.000%	11/1/34	10,270	11,339
California State University College & University Revenue	5.000%	11/1/35	12,825	14,071
California State University College & University Revenue	5.000%	11/1/35	4,645	5,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,809
	California State University College & University Revenue	5.000%	11/1/36	7,165	8,127
	California State University College & University Revenue	5.000%	11/1/37	9,290	9,839
	California State University College & University Revenue	5.000%	11/1/38	10,000	11,274
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,403
	California State University College & University Revenue	5.000%	11/1/41	12,445	13,198
	California State University College & University Revenue, Prere.	5.000%	11/1/24	500	524
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	555
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	22,254
	California State University College & University Revenue, Prere.	5.000%	11/1/24	19,590	20,515
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	24,809
	California State University College & University Revenue, Prere.	5.000%	11/1/24	24,505	25,662
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,835	10,299
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,280	4,482
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,382
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,162
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,079
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,161
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,637
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,122
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,180	41,025
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	24,530
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	32,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,037
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,052
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,051
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,087
	Cerritos Community College District GO	0.000%	8/1/28	1,000	868
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,506
	Cerritos Community College District GO	0.000%	8/1/31	1,000	786
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,348
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,962
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,575
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,406
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,000	7,093
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	15,000	15,200
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	17,000	17,226
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	110	111
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,295
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,071
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	856
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,506
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,395
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,010
[4]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,814
[4]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,840
[4]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,854
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,096
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,174
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,337
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,406
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,470
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,539
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,488
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,698
[8]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,334
	Concord CA COP	2.125%	4/1/41	2,275	1,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,027
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,040
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,053
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	325	326
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,430	20,841
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,475	7,346
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,945	3,820
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,543
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,861
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,255	2,232
	Desert Community College District GO	4.000%	8/1/38	655	671
	Desert Community College District GO	4.000%	8/1/40	500	508
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,464
	Desert Sands Unified School District GO	5.000%	8/1/34	1,030	1,152
[4]	Downey Unified School District GO	2.000%	8/1/38	1,080	824
[4]	Downey Unified School District GO	2.000%	8/1/39	1,005	749
[4]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,861
[4]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,225
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	8,585
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,239
	East Side Union High School District GO	2.000%	8/1/33	6,695	6,084
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,929
	East Side Union High School District GO	2.000%	8/1/34	8,120	7,299
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,559
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,505	5,757
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	225	238
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	315	333
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	1.760%	7/1/46	4,000	3,973
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,825
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,334
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,222
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,384
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	785
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,034
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	793
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,235
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,873
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,460
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,980	4,412
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,823
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,627
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,906
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,691
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,440
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/32	9,280	7,091
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	840
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	620
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,078
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	2,021	2,130
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,096
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	21,352
[11]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,175
	Fresno Unified School District GO	4.000%	8/1/34	450	483
	Fresno Unified School District GO	4.000%	8/1/35	300	317
	Fresno Unified School District GO	3.000%	8/1/36	1,000	947
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,205
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	5,343
[6]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,332
[6]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,552
[6]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	214
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,632
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,523
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	46,091
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	11,449
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,445	5,117
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	28,191
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	2,834
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	3,954
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,679
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,937
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,068
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,275
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	9,262
	Kern Community College District GO	3.000%	8/1/40	3,030	2,682
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,073
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,410
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,331
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,725
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	3,125	3,258
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	340	345
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	174
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	259
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	338
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,126
[6]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,970
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,346
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,735
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	9,199
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	21,551
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,525
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	25,913
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,140	3,268
[2,5]	Los Angeles CA Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	7,000	7,000
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	11,981
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,267
	Los Angeles CA Unified School District GO	3.000%	7/1/35	3,355	3,276
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	30,139
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	6,974
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,725	5,040
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	28,295
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	9,448
	Los Angeles CA Unified School District GO	4.000%	7/1/37	4,625	4,895
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,797
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,746
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,270
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,271
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,756
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	2,799
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,116
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,310
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,207
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,385
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	9,486
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	10,185
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	18,001
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	21,205
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,909
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	11,214
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	16,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	20,672
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	16,965	18,828
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	11,856
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,618
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,936
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	23,695	25,983
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	768
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	18,652
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,690
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	4,639
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	17,591
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	22,458
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	9,960	11,636
Los Angeles County Metropolitan Transportation Authority Sales Tax Sales Tax Revenue	5.000%	7/1/34	7,655	9,234
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,421
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,510	1,833
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,425	2,889
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	9,410
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,041
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	2,813

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,750	5,543
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	865	874
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	6,473
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,880
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	2,500	2,866
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/28	3,630	4,217
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/29	5,745	6,814
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	14,765	17,610
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,214
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	500	618
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,231
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	550	677
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	10,000	11,678
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	735	899
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,706
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,417
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,112
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,405
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	912
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,037
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	4,999
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	417
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,159
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	10,897
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	5,183
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,558
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	21,312
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	5,372
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,089
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	27,587

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,553
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	11,189
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,064
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,268
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	4,500	5,412
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	5,250	6,222
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,382
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,000	3,483
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,000	4,711
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	6,033
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,443
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,867
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	42,560	48,159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,905	5,589
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,000	10,325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,545
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	13,945	15,784
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,500	5,126
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,875
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	25,342
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	40,857
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	17,751
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	19,270
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	12,090
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	829
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,714
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	12,111
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,255	1,307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,328
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,761
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,752
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,941
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	20,292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	12,505	14,933
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	24,072
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10,000	11,855
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	19,171
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	12,210
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	14,215	16,671
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	9,000	10,492
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	16,272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	32,290	36,445
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	19,008
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,244
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	39,290
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,732
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	11,042
	Los Angeles Unified School District GO	4.000%	7/1/38	7,905	8,268
	Los Angeles Unified School District GO	4.000%	7/1/39	6,000	6,223
	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	4,818
	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,462
	Los Rios Community College District GO	4.000%	8/1/25	800	836
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,010
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,082
[8]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,420
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,065	1,237
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	1,145	1,359
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/34	1,500	1,837
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,000	11,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	4,700	4,672
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	5,500	5,467
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/47	5,500	5,467
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	2,299
[11]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,349
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,055
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,748
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	17,789
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	2,655	2,677
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	5,130	5,173
	Napa Valley Unified School District GO, Prere.	4.000%	8/1/23	6,000	6,050
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	10,059
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,024
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,360
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,266
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,250	2,377
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,100	3,260
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,767
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,677
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	4,574
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	18,760
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	11,259
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	11,373
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	14,028
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/31	2,460	2,557
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/34	1,800	1,866
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,894
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	17,820
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	16,624
[6]	Palomar Health GO	0.000%	8/1/30	7,000	5,519
[6]	Palomar Health GO	0.000%	8/1/32	9,300	6,794
	Palomar Health GO	4.000%	8/1/34	5,725	5,892
[8]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,421
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/41	5,590	6,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/27	7,605	8,506
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,111
	Peralta Community College District GO	5.000%	8/1/28	9,110	10,396
	Peralta Community College District GO	5.000%	8/1/29	10,745	12,480
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,220
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,313
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,455
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	913
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,352
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,352
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,185
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,182
[4]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,879
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,463
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,383
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,853
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	15,860	16,106
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,078
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,253
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,330
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	7,131
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	10,309
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	12,995
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,763
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,528
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,209
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,231
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,155
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	4,185
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,190
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,098
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,646
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,103
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	3,981
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,481
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,815
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,671
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,829
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	7,436
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	185	187
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,475
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,608
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	140
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	293
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	371
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	170
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	217
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	523
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,735
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,037
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	1,845
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,166
[8]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,689
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,343
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,890
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,213
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,071
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,184
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	1,986
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,195
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,337
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,418
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	105	106
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	2,555	2,732
	San Diego CA Unified School District GO	0.000%	7/1/30	11,270	9,314
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	628
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,952
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	873
	San Diego Community College District GO	0.000%	8/1/31	3,000	1,867
	San Diego Community College District GO	0.000%	8/1/32	5,000	2,923
[11]	San Diego Community College District GO, 6.230% coupon rate effective 8/1/32	0.000%	8/1/41	18,000	10,203
	San Diego Community College District GO, Prere.	5.000%	8/1/23	110	111
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	875
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	593
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,220
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	625	748
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,095	2,455
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,473
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,534
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,525
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	922
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,434
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,201
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	912
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,525
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,552
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,516
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,675	1,867
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,896
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,000	1,189
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	1,975
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,154
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	2,109
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,042
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,410

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/40	2,750	3,054
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	9,425
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	17,384
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	13,847
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	13,185
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,039
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,079
San Francisco CA City & County COP	4.000%	4/1/33	12,465	12,867
San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,714
San Francisco CA City & County COP	4.000%	4/1/35	10,000	10,228
San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,785
San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,175
San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,866
San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,967
San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,064
San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,143
San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,048
San Francisco CA City & County GO	5.000%	6/15/29	4,350	5,128
San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,656
San Francisco CA City & County GO	4.000%	6/15/38	7,820	8,179
San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,270
San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,436
San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,056
San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,336
San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,539
San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,135
San Francisco CA City & County GO	4.000%	6/15/41	2,455	2,508
San Francisco CA City & County GO	4.000%	6/15/41	3,795	3,877
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	8,709
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,026
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,185	7,943
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,255	22,827
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	11,531
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	16,048
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	3,000	3,566
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	12,433
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,855	5,702
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	4,000	4,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	San Francisco City & County Multi Family Housing Revenue TOB VRDO	1.300%	2/1/23	42,800	42,800
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	66,337
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	9,708
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,376
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,247
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	10,187
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,601
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	2,992
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,314
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	2,864
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,405
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,608
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	3,865
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,872
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,063
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,862
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,138
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,227
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,574
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,592
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,004
	San Jose Financing Authority Lease (Abatement) Revenue, Prere.	3.000%	6/1/23	125	125
[8]	San Jose Unified School District GO	0.000%	8/1/30	3,775	3,073
	San Lorenzo Unified School District GO	4.000%	8/1/35	300	315
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	396
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	688
	San Lorenzo Unified School District GO	4.000%	8/1/41	485	492
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,647
	San Mateo Foster City School District GO	3.000%	8/1/39	555	504
	San Mateo Foster City School District GO	3.000%	8/1/39	555	504
	San Mateo Foster City School District GO	3.000%	8/1/40	560	499
	San Mateo Foster City School District GO	3.000%	8/1/41	500	439
	San Mateo Foster City School District GO	3.000%	8/1/41	585	513
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,733
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,140
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,805
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,605
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	3,385	3,430
	San Ramon Valley CA Unified School District GO, Prere.	5.000%	8/1/23	1,080	1,094
[8]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,721
[8]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,740
	Santa Barbara Unified School District GO, Prere.	5.250%	8/1/23	115	117
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,873
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,925
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,909
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,533
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	10,194
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,721
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	10,272
	Santa Clara Unified School District GO	3.000%	7/1/32	25	25
	Santa Clara Unified School District GO	3.000%	7/1/34	2,935	2,942
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,837
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,345
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,059
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,096
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,070
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,059
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,589
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,589
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,933
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,290
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,304
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,568
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,213
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,943
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,614
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,478
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,635
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,227
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	6,091
[8]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,073
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/37	750	848
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	6/1/39	1,000	1,123
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,752
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	484
[4]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,298
[4]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,533
[4]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,462
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,412
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	884
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	669
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,187
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,736
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,039
[8]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,502
[8]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,002
[8]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,429
	University of California College & University Revenue	5.000%	5/15/27	5,100	5,441
	University of California College & University Revenue	5.000%	5/15/28	17,945	18,081
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,925
	University of California College & University Revenue	5.000%	5/15/28	12,500	13,338
	University of California College & University Revenue	5.000%	5/15/29	19,020	20,290
	University of California College & University Revenue	5.000%	5/15/29	1,750	2,057
	University of California College & University Revenue	5.000%	5/15/30	4,450	5,321
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,337
[12]	University of California College & University Revenue	5.000%	5/15/31	3,550	4,339
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,883
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,330
[12]	University of California College & University Revenue	5.000%	5/15/32	1,495	1,857
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,567
[12]	University of California College & University Revenue	5.000%	5/15/33	1,500	1,892
	University of California College & University Revenue	4.000%	5/15/34	28,825	30,546
	University of California College & University Revenue	4.000%	5/15/34	17,000	17,316
	University of California College & University Revenue	5.000%	5/15/34	5,625	6,394
	University of California College & University Revenue	5.000%	5/15/34	7,000	8,300
	University of California College & University Revenue	5.000%	5/15/34	2,100	2,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,967
	University of California College & University Revenue	5.000%	5/15/35	6,025	6,801
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,426
	University of California College & University Revenue	5.000%	5/15/35	3,000	3,646
[12]	University of California College & University Revenue	5.000%	5/15/35	2,000	2,469
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,740
	University of California College & University Revenue	5.000%	5/15/36	9,010	10,124
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,497
	University of California College & University Revenue	5.000%	5/15/36	7,500	9,018
[12]	University of California College & University Revenue	5.000%	5/15/36	2,000	2,429
	University of California College & University Revenue	4.000%	5/15/37	12,000	12,821
	University of California College & University Revenue	5.000%	5/15/37	6,640	7,408
	University of California College & University Revenue	5.000%	5/15/37	10,000	11,931
[12]	University of California College & University Revenue	5.000%	5/15/37	2,120	2,547
	University of California College & University Revenue	4.000%	5/15/38	12,300	13,022
	University of California College & University Revenue	5.000%	5/15/38	1,850	2,054
	University of California College & University Revenue	5.000%	5/15/38	16,000	18,937
[12]	University of California College & University Revenue	5.000%	5/15/38	1,000	1,192
	University of California College & University Revenue	4.000%	5/15/39	13,500	14,164
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,313
	University of California College & University Revenue	5.000%	5/15/39	3,235	3,794
[12]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,182
	University of California College & University Revenue	4.000%	5/15/40	17,905	18,546
	University of California College & University Revenue	5.000%	5/15/40	2,695	3,139
	University of California College & University Revenue	4.000%	5/15/41	15,000	15,419
	University of California College & University Revenue	5.000%	5/15/41	8,000	9,041
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,676
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,523
	University of California College & University Revenue PUT	5.000%	5/15/23	30,485	30,712
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	17,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	7,000	8,179
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,612
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,376
	Ventura County Community College District GO	0.000%	8/1/23	6,155	6,082
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,860
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,533
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,818
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,618
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,027
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,027
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,027
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	831
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	717
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	591
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	463
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	6,561
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	7,256
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,813
[8]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,483
[4,7]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	10,787
[8]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,136
[4,7]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,361
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,454
[8]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,562
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	1,990
[8]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,460
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,498
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,500	3,636
					6,477,896
Colorado (1.9%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,460
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,764
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,814
	Adams 12 Five Star Schools GO	5.000%	12/15/28	3,000	3,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,972
	Adams County CO COP	5.000%	12/1/30	600	641
	Adams County CO COP	5.000%	12/1/33	1,040	1,106
	Adams County CO COP	5.000%	12/1/34	790	838
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,242
	Aurora CO COP	5.000%	12/1/31	845	987
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,000	3,287
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	8,500	9,915
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,374
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	9,425
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,858
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,267
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	2,156
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	5,223
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	3,397
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	634
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	620
	Colorado COP	5.000%	3/15/33	1,350	1,538
	Colorado COP	4.000%	12/15/33	23,200	24,613
	Colorado COP	5.000%	3/15/34	1,385	1,572
	Colorado COP	4.000%	12/15/34	16,040	16,846
	Colorado COP	5.000%	3/15/35	1,285	1,447
	Colorado COP	4.000%	12/15/35	15,500	16,118
	Colorado COP	5.000%	3/15/36	2,840	3,155
	Colorado COP	6.000%	12/15/36	3,200	4,008
	Colorado COP	4.000%	3/15/37	1,870	1,946
	Colorado COP	4.000%	6/15/37	1,030	1,067
	Colorado COP	3.000%	12/15/37	10,000	9,221
	Colorado COP	4.000%	12/15/37	9,540	9,807
	Colorado COP	6.000%	12/15/37	10,000	12,460
	Colorado COP	4.000%	3/15/38	2,760	2,851
	Colorado COP	4.000%	6/15/38	1,345	1,377
	Colorado COP	6.000%	12/15/38	7,890	9,825
	Colorado COP	4.000%	3/15/39	7,135	7,248
	Colorado COP	4.000%	3/15/39	5,765	5,882
	Colorado COP	4.000%	6/15/39	1,020	1,039
	Colorado COP	4.000%	12/15/39	10,755	10,965
	Colorado COP	4.000%	6/15/40	1,320	1,339
	Colorado COP	4.000%	6/15/41	1,300	1,313
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,004
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,996
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,795
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	129
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	200	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	915
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,069
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,175
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	2,139
[2]	Colorado Educational & Cultural Facilities Authority Miscellaneous Revenue VRDO	1.250%	2/1/23	4,700	4,700
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,021
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,555
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	599
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,607
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	746
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,912
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	563
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	885	971
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,283
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	10,301
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,527
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,251
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	884
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,054
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	555
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	398
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,358
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,613
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	783
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	455
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,766
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,548
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,585

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,435
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	856
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,500	4,194
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,207
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,428
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,126
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,000	3,641
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,516
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,758
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,122
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,492
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,335
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,112
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,222
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,147
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	7,198
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	823
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,355
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	6,053
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	6,677
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,377
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,826
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,293
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	19,286
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,566
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,912
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,650	1,738
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,736
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	12,038
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,065
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,062
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	415	356
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	617
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	632
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	730	650
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	760	669
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	685
[12]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	608
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,429
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,969
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,803
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,000	1,056
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	16,700	18,146
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	22,350
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	9,145	9,831
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	4,725	5,332
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	50,052
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	125	136
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,137
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,559
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,284
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,000	3,328
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/49	925	1,012
[2]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	7,675	7,675
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	8,145	8,042
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	687
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	734
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,314
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,037
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,493
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	7,080	7,312
[4]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,506
[4]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,501
	Denver City & County CO COP VRDO	1.250%	2/1/23	12,175	12,175
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	5,591
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	12,518
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,898
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	25,458
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	818
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,073
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,247
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,193
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,199
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,594
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,578
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	844
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,111
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	632
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,114
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	894
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,758
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,106
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,527
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,911
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,342
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,392
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	8,413
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	684
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,778
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,258
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	8,107
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,040
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,251
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,082
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,588
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,488
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	655
	Denver CO City & County COP VRDO	1.250%	2/1/23	5,795	5,795
	Denver CO City & County COP VRDO	1.250%	2/1/23	1,300	1,300
	Denver CO City & County GO	5.000%	8/1/34	10,000	12,242
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	766
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	732
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	734
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,490
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,455
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/34	1,000	1,098
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,082
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,064
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,596
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	2,030	2,103
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,437
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	658
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	548
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,180
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,125
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	19,921
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,383
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,435
[3]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.231%	9/1/39	2,600	2,589
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,045
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	8,151
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,520
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,619
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,516
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,190
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,921
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,161
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,158
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,213
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,916
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,433
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	897
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	780
	Greeley CO Water Revenue	5.000%	8/1/25	2,770	2,955
	Greeley CO Water Revenue	5.000%	8/1/28	1,125	1,290
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,794
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,841
[12]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	709
[12]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	642
[12]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	697
[12]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,833
[12]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,253
[12]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,359
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	546
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	218
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,764
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	862
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,078
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	20,158
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	26,228
	Larimer County CO COP	4.000%	12/1/32	1,000	1,089
	Larimer County CO COP	4.000%	12/1/34	2,740	2,944
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,582
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,542
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,279
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,031
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	9,087	8,915
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,549
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,064
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,117
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,581
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,135
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,310
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,176
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,808
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,196
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,260	1,561
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,218
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,939
	Regional Transportation District COP	5.000%	6/1/29	4,455	5,118
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,434
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	815
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,093
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	659
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	553
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	778
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	611
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	888
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	886
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	1,700	1,749
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,033
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,110
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	2,995
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,030
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	7,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.000%	11/1/40	13,600	14,103
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	566
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	886
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,227
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,684
	Thornton CO COP	4.000%	12/1/35	3,940	4,079
	Thornton CO COP	4.000%	12/1/36	4,100	4,196
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,553
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,781
	University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,439
	University of Colorado College & University Revenue	4.000%	6/1/43	1,750	1,766
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,681
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,607
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,733
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,722
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,550
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,067
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,325
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,913
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	11,023
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,631
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	9,173
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	237
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	240
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	250
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	262
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	284
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	288
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	320
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	111
	Village Metropolitan District GO	4.150%	12/1/30	925	882
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,899
	Weld County School District No. 6 Greeley GO	4.000%	12/1/35	4,050	4,347
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	4,465
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,514
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,846
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	5,000	5,604
[12]	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,872
[12]	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	2,053
[12]	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	3,117
[12]	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	728
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,936
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,126
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	870
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,351
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	3,757
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/39	2,850	2,938
					1,280,407
Connecticut (1.2%)
	Connecticut GO	5.000%	3/15/23	9,555	9,584
	Connecticut GO	5.000%	3/15/24	10,000	10,291
	Connecticut GO	5.000%	5/15/24	4,500	4,651
	Connecticut GO	5.000%	9/1/24	20,000	20,830
	Connecticut GO	5.000%	11/15/24	6,440	6,743
	Connecticut GO	5.000%	11/15/24	10,025	10,497
	Connecticut GO	5.000%	2/15/25	11,830	12,469
	Connecticut GO	5.000%	6/15/25	1,025	1,089
	Connecticut GO	5.000%	6/15/26	2,665	2,830
	Connecticut GO	5.000%	9/1/26	13,170	13,718
	Connecticut GO	5.000%	2/15/27	12,000	13,284
	Connecticut GO	5.000%	3/15/27	9,800	10,346
	Connecticut GO	4.000%	6/1/28	3,000	3,243
	Connecticut GO	5.000%	8/15/28	550	601
	Connecticut GO	4.000%	1/15/29	3,075	3,349
	Connecticut GO	4.000%	6/1/29	6,500	7,114
	Connecticut GO	5.000%	6/15/30	500	588
	Connecticut GO	5.000%	9/15/30	770	910
	Connecticut GO	4.000%	6/1/31	1,850	2,047
	Connecticut GO	5.000%	6/15/31	500	596
	Connecticut GO	5.000%	9/15/31	1,000	1,196
	Connecticut GO	5.000%	6/15/32	500	603
	Connecticut GO	5.000%	9/15/32	325	393
	Connecticut GO	3.000%	1/15/33	12,000	12,007
	Connecticut GO	5.000%	6/15/33	8,000	8,251
	Connecticut GO	5.000%	6/15/33	300	360
	Connecticut GO	5.000%	10/15/33	12,000	13,055
	Connecticut GO	3.000%	1/15/34	2,000	1,988
	Connecticut GO	4.000%	6/15/34	18,000	18,526
	Connecticut GO	5.000%	6/15/34	350	415
	Connecticut GO	5.000%	11/15/34	10,000	10,635
	Connecticut GO	3.000%	1/15/35	9,810	9,592
	Connecticut GO	4.000%	1/15/35	3,885	4,218
	Connecticut GO	4.000%	1/15/35	2,720	2,953
	Connecticut GO	4.000%	3/15/35	27,500	28,371
	Connecticut GO	5.000%	4/15/35	1,000	1,089
	Connecticut GO	5.000%	6/15/35	350	409
	Connecticut GO	5.000%	11/15/35	5,000	5,294
	Connecticut GO	3.000%	1/15/36	8,800	8,333
	Connecticut GO	4.000%	6/1/36	4,000	4,206
	Connecticut GO	4.000%	6/15/36	1,055	1,096
	Connecticut GO	5.000%	6/15/36	350	403
	Connecticut GO	3.000%	1/15/37	6,955	6,482
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,769
	Connecticut GO	4.000%	6/15/37	990	1,019
	Connecticut GO	5.000%	6/15/37	250	286
	Connecticut GO	3.000%	1/15/38	12,025	11,057

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	4.000%	6/1/38	9,375	9,660
Connecticut GO	5.000%	6/15/38	400	455
Connecticut GO	3.000%	1/15/39	11,890	10,726
Connecticut GO	3.000%	6/1/39	2,500	2,252
Connecticut GO	4.000%	6/1/39	3,000	3,059
Connecticut GO	5.000%	6/1/40	750	826
Connecticut GO	5.000%	6/15/40	500	562
Connecticut GO	5.000%	6/15/42	600	671
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,850	1,822
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,950	4,884
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	3,500	4,043
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	620	728
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	4,123
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	24,266
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,430
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,370
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	16,788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	2,118
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,885
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	20,282
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,576
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,994
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	11,004
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	4,000	4,225
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,552
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	4,267
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	8,132
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	4,180	4,359
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	6,707
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	5,301
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	9,345	9,664
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,802
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,720
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	6,220	6,378

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	9,417
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	5,657
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,487
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,171
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,191
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	450
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,172
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	558
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,561
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	513
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,220
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,565
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	922
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,549
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	587
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	490
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	472
Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,149
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	968
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,619
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,111
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,648
[12]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	20,990	20,966
[12]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,660
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	29,474
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,589
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,053
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,663
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,462
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,397
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,999
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,926
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,900	6,316
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,048
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,099
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,850	1,861
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,034
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	4,200	4,169
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,270
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,289
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,532

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,398
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,646
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,762
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,375
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,502
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,215
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,275	2,256
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	4,060	3,396
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	933
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,368
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	848
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	481
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	854
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	735
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	843
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	640
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,477
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,232
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,985
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,171
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	11,795
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,275
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,306
	Metropolitan District GO	5.000%	7/15/26	1,000	1,094
	Metropolitan District GO	5.000%	7/15/27	1,640	1,836
	Metropolitan District GO	5.000%	7/15/29	1,845	2,108
	Metropolitan District GO	5.000%	7/15/30	1,360	1,552
	Metropolitan District GO	5.000%	7/15/30	3,575	4,162
	Metropolitan District GO	5.000%	7/15/31	1,520	1,733
	Metropolitan District GO	5.000%	7/15/32	1,765	2,007
	Metropolitan District GO	5.000%	7/15/33	1,325	1,533
	Metropolitan District GO	5.000%	7/15/33	1,000	1,157
	Metropolitan District GO	5.000%	7/15/34	1,425	1,640
	Metropolitan District GO	5.000%	7/15/34	1,000	1,151
	Metropolitan District GO	4.000%	7/15/35	1,880	1,984
	Metropolitan District GO	4.000%	7/15/36	1,425	1,485
	Metropolitan District GO	4.000%	7/15/36	1,200	1,251
	Metropolitan District GO	4.000%	7/15/37	2,030	2,103
	Metropolitan District GO	4.000%	7/15/38	1,115	1,134
	Metropolitan District GO	4.000%	7/15/39	500	508
	Metropolitan District GO	4.000%	7/15/39	1,050	1,066
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,007
[1]	Stratford CT GO	4.000%	1/1/36	3,890	3,974
[1]	Stratford CT GO	4.000%	1/1/37	3,890	3,949
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,099
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,110
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,406
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,517
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,540
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,432
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,751
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,246
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,042
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,630
					850,699
Delaware (0.2%)
	Delaware GO	5.000%	2/1/25	2,010	2,118
	Delaware GO	5.000%	1/1/26	2,000	2,162
	Delaware GO	5.000%	2/1/26	3,045	3,300
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/29	270	312
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/30	320	376
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/31	310	370
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/32	485	576

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/33	415	490
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/34	440	518
Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/35	310	330
Delaware Municipal Electric Corp. Electric Power & Light Revenue	4.000%	7/1/36	340	355
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	390	420
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	774
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/30	1,000	1,177
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	1,090
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	805	980
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	800	966
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,737
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,849
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	7,397
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,426
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,689
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,202
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,337
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,316
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,329
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	7,141
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,498
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,867
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,395
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,352
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,746
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,693
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	3,195	3,828
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/34	9,960	12,148
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,005
University of Delaware College & University Revenue	5.000%	11/1/36	510	619

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,624
University of Delaware College & University Revenue	5.000%	11/1/37	550	663
University of Delaware College & University Revenue	5.000%	11/1/38	535	640
University of Delaware College & University Revenue	5.000%	11/1/39	850	1,018
University of Delaware College & University Revenue	5.000%	11/1/40	510	609
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,611
University of Delaware College & University Revenue VRDO	1.100%	2/1/23	1,650	1,650
University of Delaware College & University Revenue VRDO	1.100%	2/1/23	2,650	2,650
Wilmington DE GO	4.000%	1/1/30	850	944
				113,297
District of Columbia (0.9%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,158
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,034
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	974
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,214
District of Columbia College & University Revenue	5.000%	4/1/30	250	282
District of Columbia College & University Revenue	5.000%	4/1/31	250	288
District of Columbia College & University Revenue	4.000%	4/1/32	250	264
District of Columbia College & University Revenue	4.000%	4/1/33	280	294
District of Columbia College & University Revenue	4.000%	4/1/34	300	314
District of Columbia College & University Revenue	4.000%	4/1/35	300	309
District of Columbia College & University Revenue	4.000%	4/1/36	350	355
District of Columbia College & University Revenue	3.000%	4/1/37	1,090	972
District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,592
District of Columbia College & University Revenue	3.000%	4/1/40	635	532
District of Columbia College & University Revenue	3.000%	4/1/41	295	243
District of Columbia GO	5.000%	2/1/28	660	751
District of Columbia GO	5.000%	6/1/28	2,175	2,432
District of Columbia GO	5.000%	2/1/29	865	1,006
District of Columbia GO	5.000%	6/1/29	1,065	1,190
District of Columbia GO	5.000%	6/1/30	5,450	6,004
District of Columbia GO	5.000%	6/1/31	5,530	6,079
District of Columbia GO	5.000%	6/1/32	9,000	9,767
District of Columbia GO	5.000%	6/1/32	8,395	9,212
District of Columbia GO	5.000%	10/15/32	6,500	7,523
District of Columbia GO	4.000%	6/1/33	7,020	7,439
District of Columbia GO	5.000%	6/1/33	19,325	21,177
District of Columbia GO	5.000%	6/1/34	12,500	13,659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	5.000%	6/1/34	5,115	5,668
District of Columbia GO	5.000%	6/1/35	4,500	4,895
District of Columbia GO	5.000%	6/1/35	18,355	20,149
District of Columbia GO	5.000%	6/1/35	1,000	1,100
District of Columbia GO	4.000%	2/1/36	2,600	2,732
District of Columbia GO	4.000%	2/1/36	900	946
District of Columbia GO	5.000%	6/1/36	4,540	4,918
District of Columbia GO	5.000%	6/1/36	17,380	18,964
District of Columbia GO	5.000%	6/1/36	11,250	12,275
District of Columbia GO	5.000%	6/1/36	1,000	1,111
District of Columbia GO	4.000%	2/1/37	250	261
District of Columbia GO	4.000%	2/1/37	9,080	9,483
District of Columbia GO	5.000%	6/1/37	3,395	3,700
District of Columbia GO	5.000%	10/15/37	17,475	19,589
District of Columbia GO	5.000%	6/1/38	11,045	11,994
District of Columbia GO	5.000%	6/1/38	11,485	12,682
District of Columbia GO	5.000%	10/15/38	16,125	18,067
District of Columbia GO	5.000%	6/1/41	3,395	3,591
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,285
District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,015	997
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,455
District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	9/1/25	1,170	1,196
District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,672
District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,399
District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,932
District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	6,086
District of Columbia Income Tax Revenue	5.000%	12/1/32	7,000	8,648
District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	8,171
District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	16,978
District of Columbia Income Tax Revenue	5.000%	12/1/33	9,250	11,377
District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	14,959
District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	17,692
District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	18,026
District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,227
District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,957
District of Columbia Income Tax Revenue	3.000%	3/1/38	1,000	919
District of Columbia Income Tax Revenue	5.000%	7/1/40	4,715	5,434
District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,201
District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,532
District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,410
District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,324
District of Columbia Telecom Revenue, Prere.	4.000%	4/1/23	130	130
District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,387
District of Columbia Water & Sewer Authority Water Revenue	3.000%	10/1/34	1,250	1,243
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,294
District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,093
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,470
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,551
District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,118
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	670
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,883
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,222
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,748
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,535
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,200
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,194
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,031
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,203
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	22,827
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,396
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	566
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,021
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,220
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,009
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,155
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.010%	10/1/39	2,760	1,406
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,817
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,673
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,605
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,478
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,349
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,797
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,239
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,141
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,143
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,120
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,081
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	582
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,505
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,069
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,071
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,043
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	514
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,700
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,137
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,222
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,561
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	772
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,284
Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,261
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	2,400	2,743
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,205
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	6,000	6,520
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/35	15,450	16,548
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	4,000	3,899
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	1,750	1,821
Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/39	1,500	1,545
Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,500	4,953
				607,282
Florida (4.8%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	406
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	103
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,042
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	622
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,407
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	908
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,376
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	546
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,082
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,559
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	425
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	3,060
[4]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,802
	Bay County School Board COP	5.500%	7/1/42	1,600	1,812
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,084
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,114
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	5,617
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,053
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	5,906
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,495
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,215
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,294
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,782
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	5,927
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,454
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,365
[12]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	750
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,016
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,602
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,204
[12]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,668
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	7,926
[12]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,763
[12]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,768
[12]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,844
[12]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	889
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,417
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,576
	Brevard County School District COP	5.000%	7/1/25	1,000	1,009

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,005
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	7,358
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	7,766
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	8,190
Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/36	9,900	11,473
Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/37	10,390	11,877
Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/38	7,500	8,529
Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/39	11,400	12,869
Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	4,060
Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,742
Broward County FL School District COP	5.000%	7/1/26	15,315	16,678
Broward County FL School District GO	5.000%	7/1/33	5,605	6,331
Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	770
Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	715
Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,415
Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,430
Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,232
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,547
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,425
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,049
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	769
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,674
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,105
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,069
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	3,620
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,026
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	1,926
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,365	4,443
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,061
Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	400	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,802
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	309
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,834
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,863
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,119
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,730
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,425
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	2,901
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	4,325	5,136
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,734
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,817
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,318
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,660	5,586
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/34	5,250	5,673
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,554
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	5,357
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,942
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,101
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,281
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,145
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,481
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,030
[4]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,845
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	21,423
[4,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,870
[4,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,998
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	242
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	239
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	325
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duval County Public Schools COP	5.000%	7/1/33	14,415	15,200
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/34	2,000	2,316
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/35	2,250	2,576
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,570
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,621
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,904
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,441
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,165
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,151
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,460
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,530
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,570	3,849
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,393
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,881
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,675
[2,5]	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	20,005	20,005
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	500	563
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,375	1,600
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,445	1,706
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/32	1,520	1,810
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,600	1,895
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,685	1,968
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,765	2,038
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,855	1,894
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,930	1,960
	Florida Department of Management Services COP	4.000%	11/1/34	7,790	8,475
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,860
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,426
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,702
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,268
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,927
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,439
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,994
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,266
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	6,200
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	3,306
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,000	1,005
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	161
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	204
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	858
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	207
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/31	345	346
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	345
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	3,653
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	448
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	473
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	430
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,126
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,090	1,132
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	792
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	824
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,025
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,665
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	346
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	317
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	292
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,699
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,225	2,362
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,773
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,417
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	200	189
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,699
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,486
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,251
	Florida GO	6.000%	6/1/23	7,000	7,085
	Florida GO	5.000%	7/1/26	5,540	6,071
	Florida GO	5.000%	7/1/26	15,845	17,365
	Florida GO	5.000%	7/1/27	5,000	5,473
	Florida GO	5.000%	6/1/28	5,000	5,732
	Florida GO	4.000%	6/1/29	2,700	2,848
[12]	Florida GO	5.000%	6/1/29	15,115	17,671
	Florida GO	4.000%	6/1/30	2,590	2,764
	Florida GO	4.000%	6/1/32	16,000	16,566
	Florida GO	4.000%	6/1/32	45	48
	Florida GO	4.000%	6/1/33	5,570	5,862
	Florida GO	4.000%	6/1/35	4,000	4,180
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,057
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,637
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,051
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,016
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,322
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	440
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	259
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	485
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	363
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,132
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	368
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,129
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	402
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,331
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	685
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	844

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	376
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	900
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	683
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	948
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	550
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	667
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,495
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,118
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,157
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,416
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,755
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,918
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,038
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,822
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,405
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,623
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,333
Florida Lottery Revenue	5.000%	7/1/26	3,520	3,841
Florida Lottery Revenue	5.000%	7/1/26	25,950	28,313
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	1,830
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,119
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,880
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,129
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,815
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,474
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,698
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,526
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,866
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	9,227
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	5,698
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,652
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/29	3,095	3,502
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/30	1,340	1,516
	Florida Municipal Power Agency Nuclear Revenue	5.000%	10/1/31	2,000	2,381
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,800
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	4,929
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,540
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,150
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	236
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	208
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	237
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	383
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	486
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	538
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	564
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	619
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	450
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,718
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,411
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,592
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,935
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,469
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,570
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	1.270%	2/1/23	52,690	52,690
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	684
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/27	135	151
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.250%	2/1/23	22,250	22,250
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	1.250%	2/1/23	1,200	1,200
	Gainesville FL Utilities System Revenue Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	744
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	992
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	799
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,724
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,329
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,140
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,441
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,563
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,246
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,423
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,152
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	6,530
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	6,390
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	338
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	347
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	355
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	359
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	290
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	303
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	244
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	250
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	252
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	961
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.660%	2/2/23	1,800	1,800
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,405
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,190
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,675
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,804
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,287
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	30,668
[2,5]	Hillsborough County FL Local or Guaranteed Housing Revenue TOB VRDO	2.060%	2/2/23	2,750	2,750
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,495
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	27,542
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,205
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,864
	Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,504
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,502
	Hollywood FL GO	5.000%	7/1/42	3,705	4,165
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,445
	Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,561
	Jacksonville FL General Fund Revenue	5.000%	10/1/31	1,240	1,497
	Jacksonville FL General Fund Revenue	5.000%	10/1/32	1,600	1,961
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,044
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,161
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,097
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,502
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,199
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,230
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	2,070
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,078
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,845
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,796
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,070
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,312
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,524
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,748
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,978
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,066
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,652

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,162
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,036
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,662
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	9,450
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,761
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,948
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	7,999
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,226
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,077
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,277
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,822
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,230
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,833
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,219
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,318
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,164
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,600
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,196
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,690
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,744
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	16,442
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	8,297
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,791
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	11,165
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,084
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,795
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	637
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	8,053
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,730
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,822
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	10,016
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	8,094
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,071
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,461
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,007
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,636
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,541
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,084
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	7,046
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,044
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,144
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,790
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,628
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,354
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	23,569
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,619
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,520
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,377
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	6,229
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,007
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,148
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,852
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,407
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,328
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,153
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,323
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,349
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,887
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,042
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,030
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,150
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,104
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,692
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,205
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,323
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	647
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,050
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,507
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,652
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,317
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,471
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,551
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,820
[4]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,102
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,264
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,717
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	1,185	1,210
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,417
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,116
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,371
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,928
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,280
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	2,797
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	360
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	555	530
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	375	355
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	2,355	2,275
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.750%	10/1/27	1,710	1,638
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,036
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,163
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,410
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,876
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,030
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,029
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,029
	Lee County School Board COP	5.000%	8/1/27	5,010	5,183
	Lee County School Board COP	5.000%	8/1/28	4,080	4,220
	Lee County School Board COP	5.000%	8/1/34	3,500	3,735
	Lee County School Board COP	5.000%	8/1/35	4,270	4,551
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,457
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	8,106
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,374
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,945
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,198
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,346
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,361
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,037
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,517
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,360
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,342
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,534
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,031
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,343
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,155
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,029
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,136
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,970
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,410
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,623
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,602
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,706
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,896
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,383
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,490
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,681
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,384
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,550
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,703
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,885
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,097
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	805
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,118
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,358
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	849
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,029
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,076
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,300
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,145
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,317
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,059
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,200
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,574
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,388
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,556
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,925
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,299
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,501
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,200
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,606
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,448
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	6,457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	5,926
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,514
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,566
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,279
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,011
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,291
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,736
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,054
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	638
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,617
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,616
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	637
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,041
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,837
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	16,487
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,795
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,942
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	9,200
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,419
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	7,266
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	13,185
Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	11,822
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,090
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	7,371
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,139
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,320
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	3,472
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,921
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,705
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,270

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,217
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	3,049
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,285
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,313
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,301
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,127
Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,542
Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,854
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,119
Miami-Dade County FL GO	3.000%	7/1/33	10,030	10,184
Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,386
Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,313
Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,331
Miami-Dade County FL GO	5.000%	7/1/39	6,485	7,095
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	3,763
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,385
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	4,145
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	5,620
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/35	3,275	3,482
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	6,429
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	3,574
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	6,703
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	3,648
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,565
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	5,549
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	4,869
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	7,257
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	5,093
Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	7,593
Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/42	7,295	7,328
Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,696
Miami-Dade County FL Recreational Revenue	0.000%	10/1/29	5,000	4,089
Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	2,155	1,633
Miami-Dade County FL Recreational Revenue	0.000%	10/1/32	2,890	2,098
Miami-Dade County FL Recreational Revenue	0.000%	10/1/34	2,640	1,744
Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	32,750	16,469
Miami-Dade County FL Recreational Revenue	0.000%	10/1/40	6,610	3,146
Miami-Dade County FL Recreational Revenue	0.000%	10/1/41	4,100	1,844

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	9,743
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,535
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,506
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	7,486
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	10,591
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,500	12,159
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	10,665
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	11,535
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	10,416
Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	2,650	2,510
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	8,025	8,284
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	3,590
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	11,826
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	5,956
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	18,997
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,230
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	4,775	4,823
Miami-Dade County FL Water Revenue	4.000%	10/1/33	2,040	2,227
Miami-Dade County FL Water Revenue	4.000%	10/1/34	5,260	5,674
Miami-Dade County FL Water Revenue	4.000%	10/1/35	7,000	7,444
Miami-Dade County FL Water Revenue	4.000%	10/1/37	7,765	8,111
Miami-Dade County FL Water Revenue	4.000%	10/1/39	9,325	9,561
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	674
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	568
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,055
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,083
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,052
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,268
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,303
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,340
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,394
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,426
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,366
Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,201
Miami-Dade FL County Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,634
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,306
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,104
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	14,435	14,635
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	10,335	10,437
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	10,000	10,069
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,300	2,351
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	2,600	2,658
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,087
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,801
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,304
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,856
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,646
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,160
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,364
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,356
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,849
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,208
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	6,231
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,761
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	7,031
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,082
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,513
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,082
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,676
[4]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,424
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	8,031
	Okaloosa County School Board COP	5.000%	10/1/25	595	636
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,115
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,534
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,810
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,912
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	7,324
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,413
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,611
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,296
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,615
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,284
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,929
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,364
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,554
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	750	876
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,000	1,156
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,810
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,139
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	4,937
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,287
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,116
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,114
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,663
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,543
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,486
[12]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,374
	Orange County School Board COP	5.000%	8/1/33	21,500	23,026
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,195
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,344
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,367
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,484
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,470
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,230
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,239
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	5,987
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,309
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,406
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,421
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,643
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	21,954
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	13,030	13,167
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,119
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,607
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,920
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,368
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,467
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	771
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,039
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	529
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,055
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	632
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,332
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	524
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,530
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	522
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,213
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	831
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,345
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,342
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,273
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	721
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,347
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	719
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,445
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,031
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,230
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,465

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,493
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	674
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	586
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	672
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,157
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	260	290
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,114
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,219
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,659
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	800	862
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,536
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,374
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,405
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	770	818
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,555
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	435	459
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,883
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	400	421
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	400	420
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	404
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	420	440
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	560	587
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,046
Palm Beach County School District COP	5.000%	8/1/26	2,080	2,267
Palm Beach County School District COP	5.000%	8/1/29	3,595	3,809
Palm Beach County School District COP	5.000%	8/1/31	10,000	10,336
Palm Beach County School District COP	5.000%	8/1/31	10,660	11,279
Palm Beach County School District COP	5.000%	8/1/32	3,445	3,642
Palm Beach County School District COP	5.000%	8/1/32	12,010	12,695
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,401
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,277
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	757
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	586
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	551
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,101
	Pasco County School Board COP	5.000%	8/1/24	2,315	2,344
	Pasco County School Board COP	5.000%	8/1/31	5,000	5,950
	Pasco County School Board COP	5.000%	8/1/32	3,250	3,922
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,911
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,960
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,601
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	1,665	1,458
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/30	1,485	1,742
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/32	1,745	2,062
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	1,079
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	521
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	258
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	511
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,067
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,067
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,442
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,302
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,309
	Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,257
	Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	10,401
	Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	4,770
	Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	5,421
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	9,690
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,557
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,645
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,356
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,849
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	2,143
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	14,436
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,625
	School District of Broward County COP	5.000%	7/1/35	5,000	5,922
	School District of Broward County COP	5.000%	7/1/36	12,795	14,970
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	315	278
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	358
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,859

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	2,850	2,492
South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,389
South Florida Water Management District COP	5.000%	10/1/26	9,290	10,075
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,675
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,484
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,855
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,394
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,332
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,854
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,287
St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/41	3,100	2,499
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	445	418
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	400	373
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	415	383
St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	2,500	2,159
St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,613
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	509
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	509
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	508
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,153
Sunshine State Governmental Financing Commission Appropriations Revenue, Prere.	5.000%	9/1/23	4,450	4,517
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,142
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,083
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,169
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,293
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,689
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,471
Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,107
Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,892
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,153
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,623
[2,5]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	47,250	47,250
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,063
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,042
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,387
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,092
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,178
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,385
[8]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	12,333
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,736
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,813
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,796
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,657
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,756
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,465
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,726
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,964
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,440
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,609
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,745
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,245
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	320
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	334
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	366
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	422
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	337
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	308
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	417
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	578
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	361
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,011
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,269
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	276
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,612
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,450
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,691
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,213
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	594
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,725
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,724
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,035
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	643
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	660
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	682
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	710
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	728
Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,089
Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,347
University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	7,373
USF Financing Corp. COP	5.000%	7/1/30	5,420	5,746
Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,297
Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	802
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,173
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,093
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,085
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,639
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,157
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,454
Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,042
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	410
Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	734
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	756
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,006
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,252
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,012
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	658
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,734
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,896
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,704
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,427
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,022
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,580
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/30	1,150	1,350
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/32	1,250	1,485
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	2,000	2,308
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,154
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/38	2,000	2,256
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/40	2,250	2,499
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,855	2,047
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,104
					3,271,951
Georgia (3.0%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,449
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,634
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,686
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,058
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,443
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,351
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,121
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,146
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	5,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,047
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,072
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,748
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,530
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,843
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,531
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,946
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,438
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	12,055
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,983
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,533
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	11,264
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,153
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	2,016
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	7,415
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	9,862
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,601
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,694
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,596
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,305
	Atlanta GA GO	5.000%	12/1/39	7,840	9,189
	Atlanta GA GO, Prere.	4.500%	12/1/24	2,700	2,801
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	7,184
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	17,244
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,392
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	8,028
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,625
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,401
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,411
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,422
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	3,050	3,150

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	15,344
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/37	1,000	1,090
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,842
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	10,558
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	11,074
Bibb County School District GO	4.000%	3/1/23	100	100
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,438
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	1,950
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,851
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,864
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,187
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,812
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,297
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,463
Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	974
Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,195
Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,585
Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,757
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	245
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	301
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	401
Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	451
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	1,000	1,180
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,337
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,160
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,043
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,338
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,398
Burke County Development Authority Electric Power & Light Revenue	2.200%	10/1/32	2,100	1,784
Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,547
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	345

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	477
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,303
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	798
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	631
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	833
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	893
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,940
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,512
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,468
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	502
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	481
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	542
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	342
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	666
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	727
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	642
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,009
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	554
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,108
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	646
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,400
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	512
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,411
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	502
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	592
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	499
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	836
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	758

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	444
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	520
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	619
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	766
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	724
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,077
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,266
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	797
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	504
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,229
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,229
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	398
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,193
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	419
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	749
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	981
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,087
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,781
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,335
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,434
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,826
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,598
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,668
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,557
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,748

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,500	2,792
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,237
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,780
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,772
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	10,236
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,394
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,110
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,027
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,191
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,242
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,355
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,429
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,199
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,142
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,511
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,541
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,020
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,231
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,364
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,243
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,304
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,140
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,035
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,135	1,166
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,417
Forsyth County School District GO	5.000%	2/1/27	1,000	1,111
Forsyth County School District GO	5.000%	2/1/33	3,350	3,794
Forsyth County School District GO	5.000%	2/1/34	2,535	2,862
Forsyth County School District GO	5.000%	2/1/35	3,790	4,251
Forsyth County School District GO	5.000%	2/1/37	2,250	2,487
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,328
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,143
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,296
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,231
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,810
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,725
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,172
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,789
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,024
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,918
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,521
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,234
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,546
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,294
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	419
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	642
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	578
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	608
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	543
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	944
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	976
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,016
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,975
Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,657
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/29	935	852
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/30	975	874
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	2,030	1,790
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,539
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	9,950	7,610
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,321
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	9,294
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	24,002
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	13,235
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,892
	Gainesville School District GO	4.000%	11/1/34	680	745
	Gainesville School District GO	4.000%	11/1/35	1,000	1,076
	Gainesville School District GO	4.000%	11/1/36	1,000	1,057
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,692
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,415
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	5,616
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,561
	Georgia GO	5.000%	7/1/24	22,865	23,723
	Georgia GO	5.000%	7/1/24	29,915	31,038
	Georgia GO	5.000%	12/1/24	10,110	10,606
	Georgia GO	5.000%	7/1/25	20,970	22,351
	Georgia GO	5.000%	7/1/25	1,615	1,721
	Georgia GO	5.000%	2/1/26	9,660	10,466
	Georgia GO	5.000%	7/1/28	9,000	10,336
	Georgia GO	5.000%	7/1/29	1,510	1,694
	Georgia GO	5.000%	7/1/29	10,730	12,589
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	15,412
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,807
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,492
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,302
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,277
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,344
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,370
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,421
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,549
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,443
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,616
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,723
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,331
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,538
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,550	2,901
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	1,365	1,574
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,014
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,405
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/35	340	392
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,237
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	3,330	3,690
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/36	660	749
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/36	650	738
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,196
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	3,260	3,566
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/37	545	613
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/37	500	562
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,539
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,226
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/38	1,480	1,608
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/38	750	837
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/38	500	558
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,551
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/39	1,620	1,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/39	620	689
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,241
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/40	1,200	1,286
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/40	1,000	1,100
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/40	700	770
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/41	1,055	1,150
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/41	1,170	1,275
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/42	1,360	1,442
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/42	1,000	1,082
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/42	1,275	1,379
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/43	1,010	1,090
[4]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/43	1,000	1,079
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	639
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	1,803
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,160
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,720
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,557
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,072
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,365
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,014
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,505
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	632
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	638
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	428
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	17,501
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	688
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	547
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	964
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,403
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	663
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	860
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	550
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,748
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,810
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,299
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	789
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,367
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,208
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,410
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,588
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,515
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,498
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,469
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	21,459
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,216
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,428
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	7,061
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	42,701
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	30,244
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	96
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,139
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,194
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,073
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,038
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/36	4,000	4,749
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,208
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/37	3,120	3,671
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	3,250	3,392
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,718
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	8,071
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,482
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	725
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	792
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	630
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	2,000	2,086
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,519
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,482
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	496
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	926
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,671
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	535
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	543
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,082
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,343
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,437
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,216
Gwinnett County School District GO	5.000%	8/1/26	10,435	11,453
Gwinnett County School District GO	5.000%	2/1/39	15,000	16,733
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,550
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,248
Houston County School District GO	5.000%	9/1/26	835	917
Jackson County GA School District GO	5.000%	3/1/31	1,425	1,648
Jackson County GA School District GO	5.000%	3/1/32	1,020	1,177
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	471
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	674
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	5,824
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	2,634
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,873
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,331
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	6,000	6,364
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,119
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	137,290	137,837
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	200,205	201,340
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,964
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	93,325	93,886
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	18,350	18,703
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	120,860	121,097
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	52,135	55,102
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	81,120	81,255
[12]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,534
[2,3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	3.757%	8/1/48	6,300	6,309
[8]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	5,299
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/29	6,430	7,502
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,794
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,852
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	14,812
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	17,356
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,547
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,716
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	23,665
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,421
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,979
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,812
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,862
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	6,306

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,678
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,515
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,207	8,394
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	865
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/29	450	516
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	700	817
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/32	700	822
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/33	850	994
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,000	1,152
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,100	2,395
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/36	1,000	1,025
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	2,300	2,338
Paulding County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,744
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	562
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	693
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	545
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	456
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,946
Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	625
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	420
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	515
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	3,852
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,416
Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	115
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,309
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,836
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,050
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,648
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	396
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	143

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	116
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	170
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,198
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,427
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,037
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,036
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	878
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	575
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	615
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	585
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,229
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,442
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	645
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	699
				2,088,462
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	610	619
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	784
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	635
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,308
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,059
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,184
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,057
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,353
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,043
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	309
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	544
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	550
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	417
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,188
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,170
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,491
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,495
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,165

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,459
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	750	834
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	3,320	3,116
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,303
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,213
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,326
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	4,094
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,280
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,556
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,952
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,820
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,910
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,094
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	8,405
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	11,027
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,738
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	4,055
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,800
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,928
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,885	3,226
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,822
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,983
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,122
				152,434
Hawaii (0.8%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	21,349
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	11,793
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	9,217
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	17,220
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,419
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,592
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,352
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	15,116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii County HI GO	5.000%	9/1/28	1,000	1,082
Hawaii County HI GO	5.000%	9/1/30	1,000	1,080
Hawaii GO	5.000%	8/1/24	10,000	10,406
Hawaii GO	5.000%	4/1/25	19,785	20,921
Hawaii GO	5.000%	10/1/25	12,015	12,879
Hawaii GO	5.000%	4/1/27	7,870	8,542
Hawaii GO	4.000%	4/1/28	5,050	5,316
Hawaii GO	5.000%	5/1/28	14,910	16,599
Hawaii GO	5.000%	10/1/28	8,080	8,875
Hawaii GO	5.000%	10/1/28	9,085	9,979
Hawaii GO	4.000%	4/1/29	10,000	10,509
Hawaii GO	5.000%	10/1/29	7,000	7,689
Hawaii GO	4.000%	4/1/30	14,190	14,880
Hawaii GO	4.000%	5/1/30	13,815	14,726
Hawaii GO	4.000%	4/1/31	1,410	1,476
Hawaii GO	4.000%	10/1/31	5,000	5,268
Hawaii GO	4.000%	10/1/32	5,285	5,552
Hawaii GO	5.000%	1/1/33	10,750	12,079
Hawaii GO	4.000%	1/1/34	8,740	9,247
Hawaii GO	5.000%	1/1/34	8,745	9,780
Hawaii GO	5.000%	1/1/36	22,430	24,703
Hawaii GO	5.000%	1/1/36	13,000	14,640
Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,092
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,614
Hawaii GO, Prere.	5.000%	8/1/24	2,390	2,480
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	542
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	538
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,044
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	883
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,347
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	710
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/29	1,000	1,152
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,129
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	600
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,813
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,844
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,027
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,496
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,310
Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,817
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,277
Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,457
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,437
Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,936
Honolulu HI City & County GO	5.000%	10/1/31	12,690	13,555
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,263
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,523
Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,918

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,049
Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,864
Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,266
Honolulu HI City & County GO	4.000%	7/1/41	4,840	4,918
Honolulu HI City & County GO	4.000%	7/1/41	3,045	3,111
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,195
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,306
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,489
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,311
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,153
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	7,179
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	7,253
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,723
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	19,166
Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,637
Maui County HI GO	4.000%	3/1/37	690	722
Maui County HI GO	2.000%	3/1/39	2,365	1,800
Maui County HI GO	2.000%	3/1/40	2,425	1,806
Maui County HI GO	2.000%	3/1/41	1,485	1,082
University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,438
University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,975
University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,694
				545,227
Idaho (0.1%)
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/33	945	1,134
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/36	995	1,153
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/37	1,150	1,321
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/38	1,205	1,377
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,434
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/40	1,215	1,366
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/41	700	780
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,589
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,916
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,295
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,977
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,487
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/30	600	711
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/32	600	732
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/35	1,000	1,191
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/36	1,500	1,769
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/37	1,000	1,168
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/38	1,900	2,205
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/39	4,500	5,198
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	586
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	894
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,033
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,285
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,200
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,100
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	6,280
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	271
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	288
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	404
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	647
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,018
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,179
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,124
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,188
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	719
					67,472
Illinois (5.7%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,115
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,133
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,739	2,850
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,335
	Chicago Board of Education GO	5.000%	12/1/23	15,000	15,155
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,448
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,348
[8]	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,129
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,789
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,753
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,199
	Chicago Board of Education GO	7.000%	12/1/26	19,600	21,168
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,078
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,170
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,972
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,047
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,702
[8]	Chicago Board of Education GO	0.000%	12/1/28	10,685	8,610
[8]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,650
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,260
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,713
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,221
[8]	Chicago Board of Education GO	0.000%	12/1/29	465	359
[8]	Chicago Board of Education GO	0.000%	12/1/29	360	278
[4,7]	Chicago Board of Education GO	0.000%	12/1/29	1,165	923
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,701
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,224
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,125
[8]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,188
[8]	Chicago Board of Education GO	0.000%	12/1/30	20,775	15,326
[7,8]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,428
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,242
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,615
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,668
[10]	Chicago Board of Education GO	5.500%	12/1/30	115	127
[8]	Chicago Board of Education GO	0.000%	12/1/31	23,570	16,582
[7,8]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,347
	Chicago Board of Education GO	5.000%	12/1/31	600	631
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,863
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,690
	Chicago Board of Education GO	5.000%	12/1/32	7,300	7,746
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,141
	Chicago Board of Education GO	5.000%	12/1/33	5,750	6,080
	Chicago Board of Education GO	5.000%	12/1/34	700	725
	Chicago Board of Education GO	5.000%	12/1/34	6,035	6,314
	Chicago Board of Education GO	5.000%	12/1/35	750	772
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,214
	Chicago Board of Education GO	4.000%	12/1/36	7,815	7,370
	Chicago Board of Education GO	5.000%	12/1/36	10,210	10,414
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,445
	Chicago Board of Education GO	4.000%	12/1/37	19,630	18,329
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,609
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,246
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,544
	Chicago Board of Education GO	4.000%	12/1/42	17,250	15,537
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,246
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,663
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,384
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,738
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,100
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,222
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,383
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,376
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,070
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,617
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,653
[5]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	2,110	2,110
	Chicago IL GO	0.000%	1/1/24	4,255	4,119
	Chicago IL GO	5.000%	1/1/24	880	891
	Chicago IL GO	5.000%	1/1/25	1,580	1,618
	Chicago IL GO	5.000%	1/1/26	1,050	1,073
	Chicago IL GO	5.000%	1/1/26	1,660	1,696
	Chicago IL GO	5.000%	1/1/26	13,335	13,805
	Chicago IL GO	5.000%	1/1/26	5,000	5,176
	Chicago IL GO	5.000%	1/1/27	9,000	9,412
	Chicago IL GO	5.000%	1/1/27	3,605	3,711
	Chicago IL GO	5.000%	1/1/28	6,000	6,333
	Chicago IL GO	5.000%	1/1/28	8,000	8,444
	Chicago IL GO	5.000%	1/1/29	3,000	3,193
	Chicago IL GO	5.000%	1/1/29	22,500	23,947
	Chicago IL GO	5.000%	1/1/30	9,540	10,240
[8]	Chicago IL GO	0.000%	1/1/31	3,135	2,336
	Chicago IL GO	5.000%	1/1/31	1,300	1,393
	Chicago IL GO	5.000%	1/1/32	800	855
	Chicago IL GO	5.000%	1/1/33	1,500	1,611
	Chicago IL GO	5.000%	1/1/33	1,000	1,082
[8]	Chicago IL GO	0.000%	1/1/34	2,490	1,625
	Chicago IL GO	5.000%	1/1/34	3,000	3,239
	Chicago IL GO	4.000%	1/1/35	4,825	4,691
	Chicago IL GO	5.000%	1/1/35	2,315	2,482
	Chicago IL GO	5.250%	1/1/38	8,110	8,719
	Chicago IL GO	5.500%	1/1/39	2,500	2,726
	Chicago IL GO	5.500%	1/1/39	7,190	7,840
	Chicago IL GO	5.500%	1/1/40	1,000	1,086
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/24	1,110	1,135
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,288
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,753
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,751
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,532
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,597
[8]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,675	18,354
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,029
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,903
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,555
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,753
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,588
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,706
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,182
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	11,253
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,593
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,539
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,618
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,023
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,079
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,113
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,053
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,090
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,500	1,521
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,486
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,154
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,176
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,168
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,834
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,200	5,278
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,006
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,448
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,065
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,514
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,421
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,084
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,125
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	341
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	35,623
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,336
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,441
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,336
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,006
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	12,775	13,384
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,600
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	611
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,655
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,138
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,006
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,305
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	14,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,608
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,210
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,663
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,133
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,694
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,412
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	815
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,921
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	23,903
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	14,270
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,007
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	18,064
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	11,541
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,973
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,058
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	11,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	20,795
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	26,841
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	27,085	28,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	11,327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,978
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,639
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	2,834
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	16,000	16,458
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,945
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,309
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	9,215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,493
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,793
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	5,324
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,323
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,091
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,418
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,264
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,633
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,822
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,991
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,495
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	5,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	7,081
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,212
	Chicago Park District GO	5.000%	1/1/25	625	646
	Chicago Park District GO	5.000%	1/1/26	515	542
	Chicago Park District GO	5.000%	1/1/27	1,000	1,051
	Chicago Park District GO	5.000%	1/1/27	2,085	2,245
	Chicago Park District GO	5.000%	1/1/27	5,580	5,676
	Chicago Park District GO	5.000%	1/1/28	1,000	1,051
	Chicago Park District GO	5.000%	1/1/28	1,420	1,556
	Chicago Park District GO	5.000%	1/1/29	985	1,035
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,950
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,061
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,644
	Chicago Park District GO	4.000%	1/1/31	1,250	1,314
	Chicago Park District GO	4.000%	1/1/31	505	531
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,125
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,759
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,061
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,121
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,545
	Chicago Park District GO	5.000%	1/1/31	1,570	1,596
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,092
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,493
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,977
	Chicago Park District GO	5.000%	1/1/32	1,195	1,214
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,887
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,638
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,118
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,874
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,894
	Chicago Park District GO	5.000%	1/1/33	455	462
	Chicago Park District GO	5.000%	1/1/33	500	508
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,414
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,794
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,115
	Chicago Park District GO	5.000%	1/1/34	685	696
[1]	Chicago Park District GO	4.000%	1/1/35	2,240	2,286
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,932
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	3,027
	Chicago Park District GO	5.000%	1/1/35	490	497
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,518
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,101
	Chicago Park District GO	5.000%	1/1/39	2,670	2,850
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,184
[1]	Chicago Park District GO	4.000%	1/1/42	4,595	4,599
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,875	1,913
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,459
	Chicago Park District GO, Prere.	5.500%	1/1/24	1,500	1,542
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,213
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,105
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	29,500	30,052
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,084
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,016
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,036
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,035
	Cook County Community Consolidated School District No. 34 Glenview GO	4.000%	12/1/33	6,405	6,958
	Cook County IL GO	4.000%	11/15/25	1,000	1,040
	Cook County IL GO	4.000%	11/15/26	1,000	1,055
[4]	Cook County IL GO	5.000%	11/15/26	2,500	2,730
	Cook County IL GO	5.000%	11/15/28	2,380	2,672
	Cook County IL GO	5.000%	11/15/29	3,265	3,722
	Cook County IL GO	5.000%	11/15/31	2,155	2,492
	Cook County IL GO	5.000%	11/15/32	1,615	1,862
	Cook County IL GO	5.000%	11/15/33	1,390	1,594
	Cook County IL GO	5.000%	11/15/33	1,425	1,667
	Cook County IL GO	5.000%	11/15/34	1,180	1,243
	Cook County IL GO	5.000%	11/15/35	1,025	1,078
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,424
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,296
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,979
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,683
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,609
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,255
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,236
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	941
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	635
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	320	370
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/31	630	734
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/31	750	874
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/32	350	409
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,872
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	14,669
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	15,401
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	13,544
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	16,625
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,969
	Evanston IL GO	3.500%	12/1/38	2,000	1,976
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,963
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,586
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,787
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,758
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	621
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,722
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,188
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	607
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	722
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,087
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	524
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,559
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	901
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	507
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,546
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	336
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	7,410	9,217
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,250	1,561
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,413
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	905
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	30,006
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	750
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,038
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	205
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	850	877
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,334
[2,5]	Illinois Finance Authority College & University Revenue TOB VRDO	1.280%	2/1/23	1,555	1,555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	175	175
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,069
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,267
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,254
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,186
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,919
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,396
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,070
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,456
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,027
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,608
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	465	460
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,092
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,845
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,214
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	18,145
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	2,991
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,511
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,231
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	15,099
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	3,757
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,414
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	544
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,319
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,197
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,164
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,065
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,104
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,522
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	548
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,104
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,660
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,432

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,098
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	7,477
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,653
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,189
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,920
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,256
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,428
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,092
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,933
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	547
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,139
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,925
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,875
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,337
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,062
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,156
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,858
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,529
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	7,525
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	1,744
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	544
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,152
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,301
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,306
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,658
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	613
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,780
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	429
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,730
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	8,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,819
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	1,964
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,552
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,728
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,673
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,524
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	1,650
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	14,332
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	709
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	1,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	4,329
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,591
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	14,334
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	16,336
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,050	1,121
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,852
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	5,469
Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.270%	2/1/23	35,150	35,150
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	25	25
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,112
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	4,023
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,188
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	10,000	10,355
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,341
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,199
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	832
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,559
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,995
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,495
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	7,042
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	7,144
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,523
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,430
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,393
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	16,099
	Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,871
	Illinois GO	5.000%	2/1/23	8,600	8,600
	Illinois GO	5.000%	2/1/23	7,120	7,120
	Illinois GO	5.000%	3/1/23	2,250	2,254
	Illinois GO	5.000%	3/1/23	4,000	4,007
	Illinois GO	5.000%	7/1/23	6,120	6,175
	Illinois GO	5.000%	8/1/23	17,050	17,236
	Illinois GO	5.000%	10/1/23	4,500	4,565
	Illinois GO	5.000%	10/1/23	5,000	5,072
	Illinois GO	5.000%	11/1/23	42,780	43,477
	Illinois GO	5.000%	1/1/24	14,060	14,333
	Illinois GO	5.000%	2/1/24	6,270	6,403
	Illinois GO	4.000%	3/1/24	5,800	5,871
	Illinois GO	4.000%	5/1/24	10,210	10,353
	Illinois GO	5.500%	7/1/24	19,000	19,224
	Illinois GO	5.000%	10/1/24	3,000	3,102
	Illinois GO	5.000%	10/1/24	3,000	3,102
	Illinois GO	5.000%	11/1/24	38,000	39,355
	Illinois GO	5.000%	2/1/25	3,250	3,381
	Illinois GO	5.000%	2/1/25	3,775	3,854
	Illinois GO	4.000%	3/1/25	1,500	1,532
	Illinois GO	5.000%	3/1/25	1,500	1,562
	Illinois GO	5.000%	11/1/25	18,375	19,337
	Illinois GO	5.000%	1/1/26	2,115	2,231
	Illinois GO	5.000%	2/1/26	11,175	11,390
	Illinois GO	5.000%	3/1/26	4,500	4,758
[4]	Illinois GO	5.000%	4/1/26	16,175	16,241
	Illinois GO	5.500%	7/1/26	7,000	7,076
	Illinois GO	5.000%	10/1/26	4,800	5,113
	Illinois GO	5.000%	10/1/26	3,800	4,048
	Illinois GO	5.000%	11/1/26	2,750	2,932
	Illinois GO	5.000%	12/1/26	8,390	8,956
	Illinois GO	5.000%	1/1/27	7,500	7,888
	Illinois GO	5.000%	4/1/27	3,840	3,920
	Illinois GO	5.500%	7/1/27	8,150	8,235
	Illinois GO	5.000%	9/1/27	3,775	4,062
	Illinois GO	5.000%	11/1/27	1,725	1,832
	Illinois GO	5.000%	11/1/27	4,330	4,666
	Illinois GO	5.000%	12/1/27	10,560	11,389
	Illinois GO	5.000%	2/1/28	10,305	10,976
[4]	Illinois GO	5.000%	4/1/28	4,515	4,532
	Illinois GO	5.250%	7/1/28	2,710	2,734
	Illinois GO	5.000%	10/1/28	4,000	4,343
	Illinois GO	5.000%	11/1/28	39,880	42,775
	Illinois GO	5.000%	1/1/29	4,055	4,239
	Illinois GO	5.000%	10/1/29	4,000	4,321
	Illinois GO	5.000%	11/1/29	11,355	12,127
	Illinois GO	5.000%	1/1/30	8,000	8,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.250%	2/1/30	8,945	9,101
	Illinois GO	5.000%	10/1/30	3,000	3,227
	Illinois GO	5.250%	7/1/31	6,000	6,046
	Illinois GO	4.000%	6/1/33	5,880	5,929
[4]	Illinois GO	5.500%	7/1/33	3,300	3,334
	Illinois GO	4.000%	10/1/33	5,000	5,076
	Illinois GO	5.000%	3/1/34	1,000	1,086
	Illinois GO	4.000%	11/1/34	4,000	4,028
	Illinois GO	4.125%	10/1/36	9,500	9,518
	Illinois GO	4.000%	3/1/38	5,150	5,028
	Illinois GO	4.000%	3/1/40	2,300	2,198
	Illinois GO	4.000%	10/1/40	1,500	1,425
	Illinois GO	3.000%	12/1/40	2,500	2,032
	Illinois GO	4.000%	3/1/41	1,860	1,757
	Illinois GO	5.000%	12/1/28	1,800	1,957
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,775
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,411
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	6,330	6,440
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,640	1,653
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,320	8,203
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,475	2,481
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,790	20,620
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,940	12,861
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,219
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,256
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,917
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	14,336
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,206
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,142
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,133
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,142
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,244
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,200
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,384
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,620
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	615
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	1,009
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,620
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,093
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,507
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,630
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,258
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,543
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,257
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	26,464
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	18,605	21,906
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,444
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,400
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	24,821
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	13,219
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	4,500	4,510
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,555
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,020
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,615
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	12,225
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,132
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,334
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,875
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,388
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,735
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,057
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,221
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,019
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,871
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,336
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,026
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,060
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	7,445	7,587
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,041
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	25,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	41,652
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	61,895	68,712
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	22,250	22,315
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	7,990	8,514
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	3,230	3,561
[1]	Joliet IL GO	5.000%	12/15/33	1,400	1,654
[1]	Joliet IL GO	5.000%	12/15/34	1,700	1,987
[1]	Joliet IL GO	5.000%	12/15/37	2,000	2,276
[1]	Joliet IL GO	5.000%	12/15/38	3,085	3,491
[1]	Joliet IL GO	5.250%	12/15/39	1,725	1,982
[1]	Joliet IL GO	5.250%	12/15/40	3,575	4,091
[1]	Joliet IL GO	5.500%	12/15/42	3,500	4,072
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,685
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	964
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	806
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,139
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	206
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	444
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	273
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	245
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	239
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	249
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	244
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	294
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	378
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	376
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	296
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	281
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,388
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,646
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,337
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	270
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	275
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	748
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,765
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	559
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,573
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,353
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	22,400
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	27,272
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,332
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,443
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,373
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,385
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	17,942
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	27,639
[4,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,399
[6,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,594
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	31,354
[4,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	89
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	184
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	32,449
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	53,396
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	708
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	27,388
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	628
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	27,546
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	9,476
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	470
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	541
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,287
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	3,200	1,798
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,091
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,410
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	773
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,828
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	714
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	10,640
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	239
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	925
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	226
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	16,038
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,126
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	20,285	18,973
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,136
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	737
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	423
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	2,056
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	576
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,215	2,599
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,572
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,520
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	3,052
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,350	7,586
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	5,150	6,152
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,750	3,342
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	8,185	9,948
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,912
[4]	Mundelein IL GO	4.000%	12/15/27	500	538
[4]	Mundelein IL GO	4.000%	12/15/28	500	542
[4]	Mundelein IL GO	4.000%	12/15/29	500	546
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,078
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,047
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,329
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,501
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,586
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,767
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,650	3,934
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,424
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,300
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	3,067
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,758
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	820
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	552
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	666
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	363
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,185
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	504
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	773
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	1,015
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	826
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	882
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	823
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	664
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,115
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	759
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	556
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	778
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,354
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	913
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,825
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	742
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	725
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	25,601
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	11,628
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,018
[4,14]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	11,648
[8]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,096
[8]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,544
[1,12]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,788
	Romeoville IL GO	5.000%	12/30/26	3,480	3,831
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	10,000	11,511
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,814
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	23,441
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,765
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	28,037
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,821
[12]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,381
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,806
[12]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,973
[12]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	2,011
[12]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,418
[12]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,469
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,732
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,234
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,014
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,721
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,913
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,600
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	862
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,003
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	986
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,304
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,710
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	444
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	6,000	6,030
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,117
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,038
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,465
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,035
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,033
[1]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,287
[1]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,327
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,887
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,518
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	3,003
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	551
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,966
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,391
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	5,138
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,494
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,229
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,399
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,583
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	1,052
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,190
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/31	875	1,035
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	810
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	576
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,099
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,517
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,734
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,817
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,766
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	7,371
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	11,385
					3,945,554
Indiana (1.2%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	580
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	497
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,190
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,877
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,867
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	10,408
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	14,474
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	600
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	622
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	966
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	515
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	511
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	571
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,121
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	791
	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue	5.000%	12/15/32	1,590	1,892
[4,7]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,255	1,269
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,864
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,085
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	823
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,464
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	840
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,397
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,260
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,113
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,382
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,128
Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,357
Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,913
Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,484
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	378
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	423
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,121
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,227
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,130
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,327
Indiana Finance Authority Electric Power & Light Revenue	4.250%	11/1/30	4,500	4,467
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,484
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,894
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,385
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	7,068
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,633
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,026
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,077
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	7,132
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,567
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,046
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,800
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,772
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,719
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,062
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	8,246
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,468
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,403
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	21,443

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,045
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,786
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	24,332
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	21,654
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,157
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	19,433
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,267
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	20,116
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,111
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,361
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,322
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	1,991
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	6,900	8,098
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	14,000	16,697
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	17,445
Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	9,150
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,249
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,368
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,400
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,734
Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,043
Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,041
Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,269
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,389
Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	1,500	1,739
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	1,500	1,767
Indiana Finance Authority Sewer Revenue	5.000%	10/1/30	800	951
Indiana Finance Authority Sewer Revenue	5.000%	10/1/32	1,000	1,227
Indiana Finance Authority Sewer Revenue	4.000%	10/1/35	5,140	5,431
Indiana Finance Authority Sewer Revenue	4.000%	10/1/36	3,000	3,120
Indiana Finance Authority Sewer Revenue	3.000%	10/1/38	5,750	5,220
Indiana Finance Authority Sewer Revenue	3.000%	10/1/39	3,000	2,710
Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	6,000	5,293
Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,157
Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,116
Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,550
Indiana Finance Authority Water Revenue, Prere. (Indiana Finance Authority State Revolving Fund)	5.000%	8/1/26	1,000	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	522
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	4,615	4,540
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,600	1,769
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	795
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	848
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	554
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,760
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,179
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,763
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,350
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,605
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,477
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,811
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,097
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	20,355
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,569
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	21,510
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,462
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	13,328
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,633
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	7,040	7,429
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	1.210%	2/1/23	2,465	2,465
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	714
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	722
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,521
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,185
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,703
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,994
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,781
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,432
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,188
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,750
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,784
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,191
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,912
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,098
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,386
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/29	1,250	1,276
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,375	1,402
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,773
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	12,760	15,091
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	2,000	2,037
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/32	16,175	19,093
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	11,766
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/34	1,950	1,987
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/35	2,350	2,394
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/36	2,425	2,470
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,206
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,565
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,156
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,988
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,339
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,839

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,749
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,729
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,606
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	8,109
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	8,303
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,363
Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,003
Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,707
Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,714
Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,351
Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,981
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	870
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	750	897
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	325
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	218
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	220
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/32	500	551
Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	769
Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,307
Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,068
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,574
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,678
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,285
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,408
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,547
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	4,619
				792,519
Iowa (0.2%)
Des Moines IA GO	5.000%	6/1/26	5,870	6,398
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,505
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,502
Iowa City Community School District GO	3.000%	6/1/31	3,840	3,849
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,604
Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	14,226
Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	24,484
Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,720	4,634
Iowa Finance Authority Water Revenue	5.000%	8/1/42	11,150	11,973
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	791
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,263
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,331
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,957
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,086
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,184
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,287
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,605
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,720
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,850
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,983
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,061
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,872
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	885
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,534
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,557
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,311
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,506
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,281
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,748
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,958

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,881
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,000	6,000
University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,008
Waukee Community School District GO	3.000%	6/1/31	4,700	4,743
Waukee Community School District GO	3.000%	6/1/32	4,840	4,857
				154,847
Kansas (0.5%)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,662
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,278
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,219
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,211
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,084
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,249
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,778
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	3,014
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,090
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,252
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,917
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	625
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	518
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	516
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	516
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	516
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	670
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	21,100
Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	3,041
Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,418
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,024
Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,071
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,596
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	14,600
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,782
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	7,928
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	7,324
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/29	2,190	2,536
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,960	11,073
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,669
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/54	1,360	1,549
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	7,055	7,083
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	13,000	13,052
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	15,045	15,105
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	4/1/23	5,795	5,818
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	23,500	23,650
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	7,000	7,045
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	10,000	10,064
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	13,515	13,601
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,282
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,823
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	491
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	478
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	345
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	371
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	849
[5]	Overland Park KS Sales Tax Revenue	6.000%	11/15/34	1,000	1,041
	Prairie Village KS Tax Allocation Revenue	2.875%	4/1/30	580	518
	Prairie Village KS Tax Allocation Revenue	3.125%	4/1/36	1,000	816
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,203
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,200
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,692
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,406
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,587
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	6,769
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,031
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,666
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,131
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,087
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,087
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,760
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,327
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	2,032
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	2,013
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,447
[4]	Unified School District No. 489 GO	5.000%	9/1/36	600	693
[4]	Unified School District No. 489 GO	5.000%	9/1/42	2,250	2,504
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	13,560	13,640
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	2,080
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,698
					324,126
Kentucky (1.4%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	744
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,389
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,591
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,187
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	651
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	291
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,049
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	416
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	518
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	490
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,190
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,013
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	474
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,442
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	200
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	240
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	241
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	197
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,354
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,500
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,648
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,808
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,986
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,042
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,530
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,534
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,549
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,568
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,063
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,909
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,900
[8]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,029
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,538
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,385
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,988
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,224
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,118
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,227
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,081
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,616
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,384
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,912
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,702
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,662
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,246
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,034
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,989
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,468
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	8,642
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,792
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,655
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,276
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,207
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,655
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,086
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,474
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,337
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,264
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,265
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,347
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,664
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,295
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,390
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	214,685	215,141
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	162,200	162,186
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	59,660	59,824
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	48,177
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,639
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	25,280	25,350
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	8,620	8,603
[3]	Kentucky Public Energy Authority Natural Gas Revenue, SOFR + 1.200%	4.081%	8/1/52	23,000	21,945
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,697
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,419
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,092
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,235
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,234
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,110
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,429
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,165
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,277
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,794
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,330	1,593
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects), Prere.	5.000%	7/1/23	5,210	5,266
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,228
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	17,846
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	6,024
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	6,333
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,576
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,421
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	7,041
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,814
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,309
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,417
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,190
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	13,031
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,774
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,252
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,199
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,061
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,624
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,768
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,713
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,827
[4]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,395
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	460
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	901
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,579
					950,358
Louisiana (0.9%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,042
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,042
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,042
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	3,000	3,126
[2,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Revene TOB VRDO	2.060%	2/2/23	11,379	11,379
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	1.100%	2/1/23	100	100
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,601
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,174
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,851
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,850
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,083
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,543
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,602
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,037
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,126
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	890
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,664
[12]	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	617
[12]	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	582
[12]	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	721
[12]	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	878
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	15,200	15,082
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	8,600	8,533
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,794
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,062
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,875
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,846
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,483
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,958
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,827
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,834
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,433
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,405
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,403
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	21,362
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,332
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,133
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	7,331
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, SOFR + 0.500%	3.510%	5/1/43	7,880	7,717
	Louisiana GO	5.000%	5/1/29	14,815	15,601
	Louisiana GO	5.000%	5/1/30	2,950	3,100
	Louisiana GO	5.000%	10/1/30	2,000	2,242
	Louisiana GO	4.000%	10/1/34	10,710	11,188
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	16,877
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/30	4,000	4,580
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,749
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,368
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,328
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,640
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,368
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,842
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,572
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	28,713
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	46,793
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,584
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,131
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,879
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,423
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,571
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	12,250
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,745
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,679
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,483
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,731
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,856
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,997
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,145
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,500	10,955
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,575
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,591
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,616
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	1,978
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,731
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/35	775	905
[12]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/36	1,000	1,153
[12]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	965	1,102
[12]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	284
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,038
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,009
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,066
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,646
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,337
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,759
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,318
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	7,047
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,227
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,623
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	402
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	539
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	923
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,095
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,436
[4]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,438
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	3,657
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	5,566
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,050
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	3,798
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	3,877
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,264
	Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	1,025	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,076
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,118
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,416
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,618
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,139
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,925
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,284
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,114
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,708
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,224
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,725
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,206
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,236
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,763
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,199
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,662
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,395	3,715
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,775	1,725
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	3.000%	2/1/40	4,250	3,288
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,485	1,417
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	2,515	2,546
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	3,385	3,386
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	4,090	4,011
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	1,755	1,687
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	4,325	4,330
					652,027
Maine (0.2%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	1,005
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,145
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,709
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,385
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	382
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	393
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	506
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,120
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	853
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	923
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	743
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,681
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	525
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	691
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,133
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	636
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	634
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,129
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,488
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,123
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	572
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,406
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,109
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	834
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,521
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,165
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,509
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	354
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,609
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,993
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,659
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	301
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,137
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	468
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,159
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,653
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,141
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,443
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,414
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,195
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,062
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,313
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,147
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,405
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	839
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,416
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,335
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	1,065
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,116
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,170
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,653
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,300	2,319
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	1,700	2,010
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,648
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,966
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,165
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,739
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	1,066
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,216
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,166
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,134
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	487
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	418
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	913
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	777
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	690
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,026
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,068
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,181
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,852
					106,919
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,564
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,344
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,148
	Baltimore County MD GO	5.000%	3/1/25	1,075	1,136
	Baltimore County MD GO	5.000%	8/1/26	7,620	8,156
	Baltimore County MD GO	4.000%	3/1/34	7,470	8,078
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,375
	Baltimore County MD GO	4.000%	3/1/38	5,000	5,254
	Baltimore MD Appropriations Revenue (Harbor Point Project)	4.875%	6/1/42	875	855
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	174
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	196
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	277
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	180
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	178
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	230
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	249
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	525
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	255
	Charles County MD GO	5.000%	10/1/27	4,155	4,692
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	838
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,058
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,064
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,074
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,017
	Harford County MD GO	5.000%	1/15/25	2,255	2,374
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	938
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,507
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,771
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,973
	Howard County MD GO	5.000%	2/15/29	3,220	3,581
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,616
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,468
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	965	976
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	1,000	1,063
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,550	1,626
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,375
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,460
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,553
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	5,774
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,370	1,588
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,657
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	32,961
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	29,523

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,538
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	31,401
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/30	2,800	3,090
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,773
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,109
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,444
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,168
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,003
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,352
Maryland Economic Development Corp. Tax Allocation Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/30	1,150	1,064
Maryland GO	5.000%	8/1/23	60,005	60,791
Maryland GO	5.000%	3/15/24	25,600	26,356
Maryland GO	5.000%	8/1/24	21,550	22,409
Maryland GO	5.000%	3/1/26	4,380	4,757
Maryland GO	5.000%	3/15/26	27,500	29,895
Maryland GO	5.000%	8/1/26	42,820	46,996
Maryland GO	5.000%	3/15/27	14,105	15,721
Maryland GO	5.000%	8/1/27	8,165	9,184
Maryland GO	4.000%	3/1/28	2,000	2,176
Maryland GO	5.000%	6/1/28	10,000	11,463
Maryland GO	4.000%	8/1/28	1,600	1,751
Maryland GO	4.000%	3/1/29	7,000	7,717
Maryland GO	4.000%	8/1/29	6,000	6,632
Maryland GO	3.250%	8/1/30	9,000	9,024
Maryland GO	5.000%	6/1/31	3,565	4,342
Maryland GO	3.500%	3/15/32	10,000	10,360
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,001
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	389
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	447
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	716
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	426
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	495

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	467
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	626
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	233
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	71
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	283
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	220
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	249
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,233
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	6,175
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,594
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	613
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	173
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,443
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,712
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	459
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	310
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,362
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	915
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,843
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,241
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,704
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,028
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,037
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,087
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,683
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,810
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,505
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,312
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	693
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,420
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,512
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,556
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,169
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	682
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	3,779
[3,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.200%	7/1/41	73,305	73,305
	Maryland National Capital Park & Planning Commission GO	5.000%	11/1/23	135	138
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	2,045
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/23	250	252
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	405	418
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	280	296
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	466

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	638
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	901
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	739
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,889
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	2,112
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,212
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,932
Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,771
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,404
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,105
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,562
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,416
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,504
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,050
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,987
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,978
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,585
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,415
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,235
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,196
Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,754
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,635
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,513
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,658
Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,623
Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	8,173
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,366
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/37	4,375	4,579
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	2,050
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,380

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	4,199
Montgomery County MD GO	5.000%	11/1/24	15,390	16,101
Montgomery County MD GO	5.000%	11/1/26	8,730	9,641
Montgomery County MD GO	4.000%	11/1/27	5,095	5,524
Montgomery County MD GO	5.000%	8/1/31	10,000	12,225
Montgomery County MD GO	5.000%	8/1/37	10,100	11,974
Montgomery County MD GO VRDO	1.200%	2/1/23	26,945	26,945
Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	14,406
Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,092
Prince George's County MD GO	5.000%	7/15/26	22,685	24,869
Prince George's County MD GO	5.000%	7/15/26	11,715	12,843
Prince George's County MD GO	4.000%	7/15/30	7,500	8,210
Prince George's County MD GO	3.000%	7/15/33	14,000	14,162
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,960	3,868
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	991
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,043
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	965
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	770
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,092
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	495
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	788
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	521
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	731
Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	958
University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,289
University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	12,369
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,499
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,755
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,025
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,413
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,578
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,658
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	15,238
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,436
Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,185	8,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,515	8,700
					1,025,206
Massachusetts (1.9%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	994
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	997
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	3,865
	Commonwealth of Massachusetts GO	5.000%	8/1/24	35,070	36,473
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	21,653
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	11,040
	Commonwealth of Massachusetts GO	5.000%	1/1/27	7,725	8,564
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	45,760
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	13,029
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	23,006
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	33,903
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,994
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,598
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	11,133
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,788
	Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,541
	Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	61,325
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	28,243
	Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	13,957
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	23,209
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,728
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,678
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	26,220
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	7,019
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,796
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,500
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	11,113
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	21,849
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,552
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,667
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	4,110
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,272
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,679
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,996
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,242
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	6,191
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	24,908
[8]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	11,075	12,639
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	32,430
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,860
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,266
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	647
	Lowell MA GO	4.000%	8/1/37	1,695	1,759
	Lowell MA GO	4.000%	8/1/38	1,410	1,460
	Lowell MA GO	4.000%	8/1/40	1,850	1,884
	Lowell MA GO	4.000%	8/1/41	2,000	2,025
	Marblehead MA GO	2.000%	7/15/41	1,255	900

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,455
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	40,306
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	12,770	13,440
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,018
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	8,750	9,092
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,975
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,425
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,367
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	10,890	11,287
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,411
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,471
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	3,955	4,081
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,377
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,557
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,750	6,906
Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/27	10,065	11,008
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,271
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	100	101
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	972
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	128
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	721
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	67
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	836
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	179
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	192
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	194
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,424
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,368
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	206
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,562
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	456
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,149
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,131
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	475
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	16,058
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	902
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,343
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	2,390	2,596
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,244
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	19,522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,039
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	2,100	2,134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,846
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,064
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,629
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,324
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,967
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,381
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	365
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	196
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	685
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	227
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	720
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,523
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	728
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,931
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	353
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	841
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,975
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,845
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	366
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	649
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,808
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	330
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	672
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,381
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	6,139
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,235
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,180	2,247
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,612
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	140	141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,912
[3,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.260%	7/1/49	3,500	3,452
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,294
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,432
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,546
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,035
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,885
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,989
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,952
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	1.150%	2/1/23	1,900	1,900
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,325	3,280
[2,5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.260%	2/1/23	7,500	7,500
[2,5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.260%	2/1/23	7,500	7,500
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	3,626
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,149
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,521
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,581
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,341
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,194
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,849
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	9,140	9,763
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	7,270
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,643
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	10,429
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	40,950
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	22,209
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	10,461
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	58,957
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	11,457
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	6,447
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	7,666
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	9,500	9,745
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	11,000	11,284
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,700	2,770
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,342
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,273
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,477
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	15,144
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,733
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,955
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,065
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	860
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,079
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	6,336
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	10,221
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	6,800	7,451
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	11,875	13,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tisbury MA GO	4.000%	8/15/37	1,815	1,903
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,749
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	500	586
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,216
					1,327,248
Michigan (3.2%)
[15]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,132
[15]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,601
[15]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,253
[12]	Bloomfield Hills School District GO	5.000%	5/1/30	700	824
[12]	Bloomfield Hills School District GO	5.000%	5/1/31	750	899
[12]	Bloomfield Hills School District GO	5.000%	5/1/32	675	823
[15]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,532
[15]	Chippewa Valley Schools GO	5.000%	5/1/25	755	800
[15]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,063
[15]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,980
[15]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,256
[15]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,138
[15]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,227
[15]	Chippewa Valley Schools GO	5.000%	5/1/35	800	842
[15]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,730
[15]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,877
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,755	3,826
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	3,770
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,704
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	4,000	4,076
[15]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,225
[4,15]	Detroit City School District GO	5.250%	5/1/27	1,210	1,351
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,846
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,767
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,578
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,847
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,213
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,117
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,113
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,578
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,440
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,742
[15]	East Lansing School District GO	5.000%	5/1/28	695	767
[15]	East Lansing School District GO	5.000%	5/1/29	500	551
[15]	East Lansing School District GO	5.000%	5/1/30	615	678
[15]	East Lansing School District GO	5.000%	5/1/31	1,955	2,154
[15]	East Lansing School District GO	5.000%	5/1/33	755	829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	East Lansing School District GO	5.000%	5/1/34	1,540	1,686
[15]	East Lansing School District GO	5.000%	5/1/36	1,125	1,217
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,621
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,363
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,088
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,348
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,901
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,335
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	10,317
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	26,023
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	32,054
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,891
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,012
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,586
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,628
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,663
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,864
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,577
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,882
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,724
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,905
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,090
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	18,426
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,955
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	36,747
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	67,980
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	11,109
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,929
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	342
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	998
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,567
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	15,174
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	7,320
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	395
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,957
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	571
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,231
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,931
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,290
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,911
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,373
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,374
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	978
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,958
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	868
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,566
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,279
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,063
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,629
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,657
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,320
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,116
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	567
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,699
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	836
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,776
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,110
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,852
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,105
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,933
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,018
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,969
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,971
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,708
[2,5]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	1.380%	2/1/23	19,680	19,680
[15]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,518
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,140	2,433
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,839
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,508
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,447
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,110
[15]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,111
[15]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,508
[15]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,121
[15]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,240
[15]	Hudsonville Public Schools GO	4.000%	5/1/35	560	592
[15]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,101
[15]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,230
[15]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,095
[15]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,500
[15]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,106
[15]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,083
[15]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,318
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,791
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,019
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,023
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,052
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	40	38
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	2,040
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,924
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,207
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,293
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,061
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,230
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,392
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,770
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,120
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,801
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,130
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,058
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,342
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,517
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,824
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,220
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,308
[15]	Lake Orion Community School District GO	4.000%	5/1/30	575	633
[15]	Lake Orion Community School District GO	4.000%	5/1/31	400	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Lake Orion Community School District GO	4.000%	5/1/32	500	559
[15]	Lake Orion Community School District GO	4.000%	5/1/33	600	664
[15]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,401
[15]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,775
[15]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,910
[15]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,324
[15]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,542
[15]	Lake Orion Community School District GO	4.000%	5/1/38	800	828
[15]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	1,119
[15]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,120
[4,15]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,374
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,792
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,430	1,597
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,836
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,819
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,249
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,439
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	2,016
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,229
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,082
[15]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,478
[15]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,247
[15]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,542
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,435
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,457
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,469
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,706
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,307
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	13,983
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,056
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	771
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	706
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	275
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	788
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	825
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,293
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,123
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,320
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	1,044
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,089

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,099
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,138
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,445
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,553
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,660
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,065
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	463
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	478
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	943
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	983
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,021
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,028
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	407
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	571
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	641
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	656
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	638
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,013
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,046
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,360
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,486
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	4,981
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,768

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,976
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,841
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,946
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,052
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,335
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,392
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,429
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	915
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,097
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,316
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,435
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,699
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,051
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,649
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,788
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	5,051
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,065
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,381
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,838
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,566
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	10,400	12,171
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,704
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,156
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	14,272
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,779
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,725
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	13,817
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,928
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,721
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	6,400	7,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,436
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,443
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,456
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,671
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,462
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,292
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,640
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	6,052
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,469
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,329
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,358
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,501
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	9,343
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,553
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	11,031
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,476
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,820
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	9,014
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,328
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,234
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	13,409
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.780%	2/2/23	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	7,000	7,264
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,402
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,069
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,104
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,174
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,174
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,113
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	6,650	6,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,436
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	16,645	17,273
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	12/1/39	13,000	12,946
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	840	842
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,043
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,419
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,495
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,514
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,424
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,586
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	5,550
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,327
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,420
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,542
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,473
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,489
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,154
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,385
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,206
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,238
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,290
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,623
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,130
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,704
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,273
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	2,784
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,326
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	19,183
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,654
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,901
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,053
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	5,000	5,177
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,262
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	20,816
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,575
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,417
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,050
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,271
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,666
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,214
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,663

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	684
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	526
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,480
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,909
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,616
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,267
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,358
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	2,751
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,151
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,537
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,207
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,613
Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,984
Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	6,198
Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,805
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	16,987
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,442
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	733
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,292
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,630
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,715
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,045
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	884
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,052
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,128
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,298
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,400
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,008
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,717
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,459
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	11,021
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,987
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,722
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	28,544
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	15,500
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,794
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	11,145
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	25,859
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,976
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,663
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,252
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	14,237
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,979
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	707
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,253
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,250
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,367
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,785
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,555
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,570
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,076
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,376
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	19,398
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,505
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,719
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	3,810	3,806
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,355	3,387
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,025	4,030
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,505	13,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	Michigan State MI Housing Development Authority Single Family Mortgage Revenue TOB VRDO	1.270%	2/1/23	12,500	12,500
[2,5]	Michigan State MI Housing Development Authority Single Family Mortgage Revenue TOB VRDO	1.270%	2/1/23	12,500	12,500
	Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,745
	Michigan State University College & University Revenue	5.000%	2/15/30	900	1,033
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,664
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,579
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,213
	Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,616
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,467
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,081
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,801
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,030
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,364
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,252
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,760
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,283
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,081
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,741
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,279
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,065
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,575
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,307
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,456
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,306
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,215
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	38,074
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	13,697
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	29,651
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15,570	16,286
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	24,795	25,732
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	27,000	27,988
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	17,060
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	15,420	15,732
[15]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,168
[15]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,243
[15]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,906
[15]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,188
	Oakland University College & University Revenue	5.000%	3/1/24	540	554
	Oakland University College & University Revenue	5.000%	3/1/25	540	567
	Oakland University College & University Revenue	5.000%	3/1/26	500	538
	Oakland University College & University Revenue	5.000%	3/1/27	785	842
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,337
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,853
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,493
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,320
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,529
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,871
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,495
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,947
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,316
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,126
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,700
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,678
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,753
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,854
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,524
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,681
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,860
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,427
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,559
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,281
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,935
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,385
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,635
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,936
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,085
[15]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,161
[15]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,667
[15]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,392
[15]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,456
[15]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,537
[15]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,067
[15]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	2,245	2,307
[15]	Saginaw City School District GO	4.000%	5/1/36	700	728
[15]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,314
[15]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,139
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,380
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,136
	Southfield MI GO	3.000%	5/1/33	2,630	2,617
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,264
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,200
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,888
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,692
	University of Michigan College & University Revenue VRDO	1.250%	2/1/23	1,700	1,700
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,488
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,668
[15]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,441
[15]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,661
[15]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,633
[15]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,599
[15]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,941
[15]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,586
[15]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,549
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,643
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,903
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,741
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,668
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	942
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,685
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	5,948
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	748
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,924
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,004
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,630
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	733
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,554
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	921
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,383
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,468
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	841
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,309
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,122
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	459
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	450
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,833
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	505
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,601
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,762
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	861
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,093
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	707
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,795
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	704
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,540
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	962
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	662
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,811
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,621
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,791
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,843
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	230
[4]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	461
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	258
[4]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	468
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	294
[4]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	588
[4]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	688
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	290
[4]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	696
[4]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	686
[4]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	226
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	450
[4]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	676
[4]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	280
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	451
[4]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	223
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	554
[4]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	250
[4]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	441
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,112
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,161
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,220
					2,182,512
Minnesota (0.7%)
	Cambridge-Isanti Independent School District No. 911 GO	3.000%	2/1/23	100	100
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	268
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	541
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	545
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,500	1,407
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,289
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,941
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,579
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,474
	Hennepin County MN GO	5.000%	12/15/30	5,020	5,816
	Hennepin County MN GO	5.000%	12/15/33	7,000	8,071
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,042
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,436
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,504
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,333
	Metropolitan Council GAN GO	5.000%	12/1/29	30,000	35,495
	Minneapolis MN GO	3.000%	12/1/32	880	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	2,018
[2]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	3,000	3,000
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,096
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,933
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	754
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,391
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,967
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	650
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,558
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,864
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	758
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,603
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	609
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,348
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	695
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	711
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	992
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	949
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,012
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,007
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,331
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,495
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,512
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,718
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,117
	Minnesota GO	5.000%	8/1/24	12,355	12,847
	Minnesota GO	5.000%	8/1/24	15,500	16,118
	Minnesota GO	5.000%	10/1/25	17,320	18,589
	Minnesota GO	5.000%	8/1/26	35,060	37,456
	Minnesota GO	5.000%	8/1/27	4,000	4,275
	Minnesota GO	5.000%	8/1/28	12,365	14,200
	Minnesota GO	5.000%	8/1/29	9,550	11,224
	Minnesota GO	5.000%	8/1/34	10,000	10,880
	Minnesota GO	5.000%	8/1/35	9,535	10,334
	Minnesota GO	5.000%	8/1/36	11,000	13,088

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	8/1/40	10,610	12,355
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,083
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,134
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	221
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,191
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	639
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,252
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	478
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,309
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,370
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,440
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,504
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	732
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,578
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	336
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	724
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,447
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,317
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,579
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,686
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,312
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,830
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,383
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	185
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	143
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	177
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	243
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	176
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	181
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	379
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	309
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	732
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	15,917	15,234
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	7,365	5,643
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,740	3,734
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,000	4,930
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,105	1,111
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,517
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,039
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	35,410	36,093
[2,3]	Minnesota Municipal Gas Agency Natural Gas Revenue, SOFR + 1.000%	3.881%	12/1/52	17,000	16,635
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,499
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,884
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	1,000	1,008
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	10,016
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,272
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,542
	St. Cloud MN Health, Hospital, Nursing Home Revenue (CentraCare Health System Obligated Group)	5.000%	5/1/26	1,000	1,075
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	877
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	847
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,946
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,184
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,265
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,512
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,505
	University of Minnesota College & University Revenue	5.000%	8/1/25	1,310	1,399
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	7,418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,059
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,020
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,064
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,128
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,826
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,781
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,569
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	8,345	8,408
				510,540
Mississippi (0.4%)
DeSoto County MS GO	5.000%	11/1/27	1,585	1,781
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,774
Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,472
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,685
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,920
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,047
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	1.100%	2/1/23	2,755	2,755
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.100%	2/1/23	300	300
Mississippi Business Finance Corp. Industrial Revenue VRDO	1.100%	2/1/23	1,900	1,900
Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,580
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,546
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,219
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,731
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,481
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,082
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/28	775	868
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,196
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,241
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,138
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,704
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/33	1,710	1,933

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/34	870	976
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/35	1,380	1,531
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,101
Mississippi Development Bank Lease Revenue (Rankin County School District Project)	5.000%	6/1/37	665	729
Mississippi Development Bank Miscellaneous Tax Revenue	4.000%	10/15/38	3,540	3,546
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/26	6,045	6,481
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/27	7,985	8,695
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/28	2,315	2,572
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,684
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,534
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,278
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,175
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,573
Mississippi GO	5.000%	10/1/29	15,080	16,939
Mississippi GO	4.000%	12/1/32	10	11
Mississippi GO	4.000%	10/1/38	2,000	2,056
Mississippi GO	4.000%	10/1/39	6,000	6,150
Mississippi GO, Prere.	5.000%	12/1/23	11,250	11,493
Mississippi GO, Prere.	5.000%	10/1/25	5,825	6,246
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,378
Mississippi GO, Prere.	5.000%	11/1/26	2,750	3,032
Mississippi GO, Prere.	5.000%	11/1/26	3,635	4,008
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,410
Mississippi GO, Prere.	5.000%	10/1/27	6,250	7,043
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,145	3,102
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,109
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	881
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	873
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	803
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	796

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,061
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,290
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,815
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,501
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,269
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,461
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,940
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,936
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,766
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,292
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,718
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,763
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,146
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,020
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,801
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	11,360
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,999
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	913
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,076
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,128
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,611
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,173
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,669
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,586
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,781
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,287
				255,920

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri (1.1%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	975
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	723
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,095
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,063
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,483
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	886
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	5,262
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	916
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,565
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	787
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,893
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,910	6,739
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	6,165	6,985
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,725
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,665
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,528
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,448
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,792
Columbia MO Water & Electric System Electric Power & Light Revenue	5.000%	10/1/24	1,385	1,442
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,487
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,148
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	13,260
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	14,176
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,984
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,019
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,015
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,804
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	703
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	297
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	567
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,494
Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,129
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,300	1,549
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,645	1,929
Kansas City MO Appropriations Revenue	5.000%	9/1/38	1,655	1,840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,576
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,056
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,879
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,295
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,226
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,789
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,704
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,275
	Kansas MO Appropriations Revenue	5.000%	4/1/29	1,000	1,152
	Kansas MO Appropriations Revenue	5.000%	4/1/30	1,000	1,168
	Kansas MO Appropriations Revenue	5.000%	4/1/31	800	945
	Kansas MO Appropriations Revenue	5.000%	4/1/32	670	785
	Kansas MO Appropriations Revenue	5.000%	4/1/33	1,000	1,156
	Kansas MO Appropriations Revenue	5.000%	4/1/35	1,115	1,266
	Kansas MO Appropriations Revenue	5.000%	4/1/36	1,000	1,122
	Kansas MO Appropriations Revenue	5.000%	4/1/37	2,000	2,224
	Kansas MO Appropriations Revenue	5.000%	4/1/38	3,355	3,708
	Kansas MO Appropriations Revenue	5.000%	4/1/39	2,150	2,360
	Kansas MO Appropriations Revenue	5.000%	4/1/40	1,250	1,365
	Kansas MO Appropriations Revenue	5.000%	4/1/41	2,025	2,200
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,009
	Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	5,490
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,521
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,573
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,199
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,098
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	5,155
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,146
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,638
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,244
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,703
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	1,000	1,133
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	1.100%	2/1/23	1,750	1,750
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.250%	2/1/23	6,600	6,600
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	1.250%	2/1/23	1,720	1,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	1,002

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,169
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,135
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,075
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	869
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,992
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,015
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,103
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,012
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,166
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	680
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,173
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,219
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	516
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,341
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	715
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,498
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,363
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,580
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	503
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,355
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,484

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,652
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	553
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,317
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,986
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	35,099
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	547
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,603
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	1,636
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,432
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	488
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	4,233
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,723
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,826
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	7,019
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	528
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,214
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,528
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,406
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	865
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,825
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	1,887
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	2,043
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	1,828
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,981
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (SSM Health Care Obligated Group)	5.000%	6/1/32	2,360	2,799
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	36,000	37,390
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	38,926	43,349
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,015	3,108
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,565	4,705
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,500	3,608
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,000	4,123
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,092
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	7,015	7,231
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	10,752
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	3,830	3,834
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,690	1,679
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,210	4,491
[12]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.750%	5/1/53	3,395	3,745
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	4,777
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,425
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,337
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,193
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	6,695
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	10,357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,442
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	7,186
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	10,520
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	3,755	3,921
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/37	665	756
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/38	415	470
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/39	570	641
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/40	515	576
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/41	660	735
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/42	615	684
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	11,033
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,311
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,144
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,103
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,015
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,396
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,430
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,674
Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,143
Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,268
Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,186
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/34	4,655	4,929
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	4,943
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	10,043
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,403
	Springfield School District No. R-12 GO	4.000%	3/1/35	4,500	4,769
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,447
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	5,900
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	5,000	4,868
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,607
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,212
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,873
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,650
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,072
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,537
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	3,795	3,740
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,223
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,035
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,483
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,003
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,167
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,800
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	3,015
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	3,285	3,238
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	2,735	2,609
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	2,080	1,922
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,000	896
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	3,475	3,010
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	3,100	2,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	2,320	1,876
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	3,105	2,422
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,673
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,397
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,054
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,108
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,071
	University of Missouri College & University Revenue	5.000%	11/1/30	20,975	25,149
					755,954
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	19,913
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,771
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	541
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,680
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	391
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	5,719
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,818
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	712
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,824
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,150
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	530
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,129
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,216
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	8,699
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,793
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,176
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	436
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,385
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,148
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	628
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,228
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	453
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	674
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,835
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	709
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,364
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,322
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,036
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,319
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,649
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	852
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,509
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	837
					90,445
Multiple States (0.3%)
[2,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,030	12,430
[5,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	32,190	27,407
[5,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,175	12,039
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,706	12,022
[5,9]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	47,215	40,933
[2,5,9]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	48,430	41,065
[2,5,9]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	31,465	26,286
					172,182
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,546
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,197
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,411
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	5,440
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	5,530
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,455
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,684
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	763
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	13,420	14,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	93,640	94,664
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	135,670	137,398
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	28,900	30,536
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,633
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	3,188
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,302
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	561
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	683
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	520
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	316
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	680
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	437
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	535
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,217
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	575
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	302
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	1,940
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,453
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,128
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,232
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,872
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,318
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,992
	Elkhorn School District GO	4.000%	12/15/32	325	352
	Elkhorn School District GO	4.000%	12/15/33	375	404
	Elkhorn School District GO	4.000%	12/15/34	350	373
	Elkhorn School District GO	4.000%	12/15/35	350	370
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,857
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,191
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,274
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,352
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	789

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,450
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	849
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	533
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	814
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,395
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,182
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,212
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,708
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,437
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,777
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,604
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,852
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,694
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,943
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,475
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,405
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,421
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,669
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,080
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,942
Omaha NE Sewer Revenue	4.000%	4/1/33	500	543
Omaha NE Sewer Revenue	4.000%	4/1/34	650	699
Omaha NE Sewer Revenue	4.000%	4/1/35	500	531
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,593
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,338
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,628
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,996
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,854
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,335
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,733
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,586
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	2,058

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Omaha Public Power District Electric Power & Light Revenue CP	5.000%	2/10/23	15,000	15,002
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,207
Omaha School District GO	5.000%	12/15/27	2,000	2,253
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,619
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,203
Sarpy County NE GO	5.000%	6/1/25	2,300	2,440
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,931
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,069
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,726
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,682
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,271
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,232
Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,475
				487,016
Nevada (1.1%)
Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,048
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	9,855
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	22,542
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	20,070
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,616
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,875
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,720
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,638
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,442
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,183
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	11,392
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	7,205
Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,005
Clark County NV GO	5.000%	6/1/26	2,020	2,197
Clark County NV GO	5.000%	7/1/26	2,475	2,633
Clark County NV GO	5.000%	6/1/27	2,625	2,922
Clark County NV GO	4.000%	11/1/31	5,950	6,272
Clark County NV GO	5.000%	11/1/31	1,645	1,736
Clark County NV GO	4.000%	6/1/32	12,000	12,674
Clark County NV GO	4.000%	11/1/32	1,015	1,065
Clark County NV GO	5.000%	11/1/32	6,730	7,754
Clark County NV GO	4.000%	12/1/36	20,440	20,954
Clark County NV GO	4.000%	12/1/37	18,825	19,181
Clark County NV GO	4.000%	12/1/38	21,055	21,442
Clark County NV GO	4.000%	7/1/39	11,115	11,189
Clark County NV GO, Prere.	5.000%	11/1/23	250	255
Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	23,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/30	1,500	1,739
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	13,817
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	8,213
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,681
	Clark County School District GO	5.000%	6/15/25	20,000	21,205
[4]	Clark County School District GO	5.000%	6/15/27	8,975	10,000
[4]	Clark County School District GO	5.000%	6/15/28	9,530	10,594
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,455
	Clark County School District GO	5.000%	6/15/28	8,620	9,796
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,445
[4]	Clark County School District GO	4.000%	6/15/30	10,505	11,148
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,256
	Clark County School District GO	5.000%	6/15/30	6,595	7,717
[4]	Clark County School District GO	4.000%	6/15/31	10,930	11,523
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,169
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,772
[1]	Clark County School District GO	3.000%	6/15/33	6,575	6,625
[4]	Clark County School District GO	4.000%	6/15/33	10,000	10,469
[4]	Clark County School District GO	4.000%	6/15/33	11,920	12,712
[1]	Clark County School District GO	3.000%	6/15/34	10,920	10,856
[4]	Clark County School District GO	4.000%	6/15/34	12,400	13,122
	Clark County School District GO	4.000%	6/15/34	5,000	5,132
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,154
	Clark County School District GO	4.000%	6/15/35	14,910	15,197
	Clark County School District GO	4.000%	6/15/35	10,375	10,578
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,538
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,300
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,602
	Clark County School District GO	3.000%	6/15/37	8,730	7,798
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,286
	Clark County School District GO	3.000%	6/15/38	11,595	10,102
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,022
[1]	Clark County School District GO	3.000%	6/15/39	3,540	3,056
	Clark County School District GO	3.000%	6/15/39	9,395	8,064
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,019
	Clark County School District GO	3.000%	6/15/40	11,760	9,940
	Clark County School District GO	3.000%	6/15/41	10,760	8,951
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,159
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,072
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,038
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,720
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,199
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,375
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	612
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,018
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,959
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	754
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,821
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	516
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	619
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	748
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	323
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	515
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	515
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	411
	Las Vegas NV GO	5.000%	9/1/25	6,070	6,476
	Las Vegas NV GO	5.000%	9/1/27	5,225	5,661
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,852
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,211
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	227
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	300	256
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	225	190
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	525	427
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	835	644
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,262
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,396
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,833
	Las Vegas Valley Water District GO	3.000%	6/1/32	10,765	10,888
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	13,177
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,458
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,439
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,327
	Las Vegas Valley Water District GO	4.000%	6/1/38	8,315	8,663
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	21,848
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,940
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,400
	Las Vegas Valley Water District GO	4.000%	6/1/42	7,280	7,368
	Nevada GO	5.000%	11/1/25	36,340	38,521
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	29,519
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	27,542
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,175	3,407
[5]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,125	1,139
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	551
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	551
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	499
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	543
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	662
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	535
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	703
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,454
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,587
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,022
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,042
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	8,337
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	1,929
	Washoe County School District GO	5.000%	4/1/26	2,030	2,199
					783,319
New Hampshire (0.3%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,012
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,358
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	13,045
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	10,115
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	842
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	570
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	538
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	829
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	827
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	640
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	693
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	1,015
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,310
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,337
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,424
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	507
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	69,261	69,973
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,981	2,989
	New Hampshire GO	5.000%	12/1/25	4,405	4,750
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.150%	2/1/23	1,500	1,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.250%	2/1/23	4,955	4,955
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.250%	2/1/23	2,700	2,700
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.250%	2/1/23	15,725	15,725
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	1.250%	2/1/23	1,235	1,235
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,022
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,149
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	7,010
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	20,611
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	43,290	42,496
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	525
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	450
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	724
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	684
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	754
[12]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,131
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,587
					235,032
New Jersey (3.8%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,254
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,094
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,278
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	578
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,034
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,297
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	2,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	13,486
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,894
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	13,390
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	16,324
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,868
[4]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,869
[4]	Clifton Board of Education GO	2.000%	8/15/31	6,500	6,008
[4]	Clifton Board of Education GO	2.000%	8/15/32	6,750	6,133
[4]	Clifton Board of Education GO	2.000%	8/15/33	6,750	6,007
[4]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,788
[8]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	10,226
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	3,725
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,922
	Essex County NJ GO	2.000%	9/1/39	3,750	2,707
	Essex County NJ GO	2.000%	9/1/40	3,750	2,659
	Essex County NJ GO	2.000%	9/1/41	3,750	2,610
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,440
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	5,825
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	3,808
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	7,413
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	9,011
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	4,947
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,027
	Hudson County NJ GO	3.000%	11/15/29	8,990	9,217
	Hudson County NJ GO	3.000%	11/15/30	10,000	10,205
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,281
	Hudson County NJ GO	2.125%	11/15/36	7,500	6,101
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,911
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,312
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,336
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,904
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,887
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,875
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,299
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,159
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	1,984
	Monmouth County Improvement Authority Lease Revenue	5.000%	3/1/28	625	713
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,12]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,958
[1,12]	Montclair Public Schools GO	3.250%	1/15/36	4,125	4,003
[1,12]	Montclair Public Schools GO	3.250%	1/15/37	4,200	4,005
[1,12]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,069
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	28,027
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	38,944
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,031
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	36,399
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	7,088
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,689
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	674
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	10,474
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	809
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	692
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,731
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,730	3,085
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,147
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	13,326
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,501
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	967
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,365	1,580
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	8,915
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	8,346
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,046
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,251
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,999
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,042
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	981
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,572
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	516
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	2,799
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,020
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,012
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	604
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	696
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	414
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,462
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,351
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	36,135
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	37,073
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,930
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,074
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,850
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,175
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,170
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,623
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	210	212
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	10,500	10,651
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,396
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	24,432
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,175
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	967
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	937
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	2/2/23	8,800	8,800
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,690
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,855
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	4,500	4,868
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	2,500	2,687
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,594
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	1,850	1,853
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,363
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,152
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,307
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,832
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,063
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,265
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	170	180
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,245
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	357
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	330	365
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,640
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	564
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	373
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	11,149
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,243
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	650	748
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,269
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	615	701
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,801
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,498
	New Jersey GO	5.000%	6/1/25	13,115	13,909
	New Jersey GO	2.000%	6/1/26	2,040	1,996
	New Jersey GO	5.000%	6/1/27	15,000	16,692
	New Jersey GO	5.000%	6/1/29	20,000	23,220
	New Jersey GO	4.000%	6/1/30	58,870	64,640
	New Jersey GO	2.000%	6/1/31	20,500	18,886
	New Jersey GO	4.000%	6/1/31	29,890	33,045
	New Jersey GO	2.000%	6/1/32	9,885	8,953
	New Jersey GO	3.000%	6/1/32	30,765	31,196
	New Jersey GO	4.000%	6/1/32	8,185	9,087
	New Jersey GO	2.000%	6/1/35	21,090	17,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/2/23	1,650	1,650
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,496
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,743
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,426
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,956
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,539
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,174
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,555
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,308
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,079
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,185
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,628
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,414
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,149
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,416
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	718
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	4,605	4,715
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,632
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,605	4,692
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,320	3,366
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	4,250	4,514
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.810%	2/2/23	2,775	2,775
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/2/23	3,000	3,000
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.600%	2/2/23	4,305	4,305
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	899
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,770
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,052
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,463
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	13,141
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,674
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	14,027
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,662
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	934
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,534
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	6,000	6,400
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	2.860%	5/1/48	10,000	10,077
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,803
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	11,327
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	11,752
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,465	12,010
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	9,181
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	13,945
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	8,000	9,297
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,500	14,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	7,000	8,085
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	6,000	6,930
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	10,540
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	11,250	13,048
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	6,289
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/34	7,320	8,295
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	5,171
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	4,000	4,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,554
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	13,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	19,148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	66,774
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	26,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,796
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	24,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	22,777
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	15,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	38,699
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	33,131
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	21,113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,905	1,522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	13,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,530	3,787
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,470	4,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,233
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,452
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	33,710
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	18,665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	22,238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	7,900	9,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,568
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,505	903
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,067
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	13,500	7,645
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	1,000	446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	9,380	9,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,200	5,811
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/34	1,900	2,192
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	1,750	1,995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,750	1,996
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	2,660	2,944
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	3,325	3,649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	6,420	6,946
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,598

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,313
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,407
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,558
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	500	504
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	6,725	7,699
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,624
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	5,392
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,224
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	6,484
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,045
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,420	11,563
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	11,015	11,165
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,670
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,144
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,013
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	9,985	10,008
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,347
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	11,039
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,445
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,794
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,162
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,082
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,854
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	3,824
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,671
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	9,535	9,652
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,518
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,522
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,914
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	8,910	8,929
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,631
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,184
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,606
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,033
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	37,300	17,699
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	13,011
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,779
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,227
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,161
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	14,584
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	19,121
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	32,716
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,378
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,945
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	29,558
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,610
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,147
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	70,811
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,274
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,085
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,590
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	13,945
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,657
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/31	690	819
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/33	925	1,140
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/34	935	1,161
[4]	North Hudson Sewerage Authority Lease (Non- Terminable) Revenue	5.000%	6/1/35	1,475	1,833
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,928
[1]	Perth Amboy NJ GO	5.000%	3/15/31	1,235	1,471
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,329
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,350
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,441
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	571
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,294
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,545
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,949
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,087
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,362
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,221
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,402
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,023
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,119
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	279
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	970
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,017
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	15,774
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,750
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,167
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	794
	Sussex County NJ GO	5.000%	2/15/24	1	1
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	20,544
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	28,710

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	4,331
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,677
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	8,105
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	22,598
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	27,114
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	9,669
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	36,353
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	31,656
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	39,136
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,765	2,766
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,674
Toms River Board of Education GO	3.000%	7/15/29	6,000	6,065
Toms River Board of Education GO	3.000%	7/15/30	3,000	3,026
Toms River Board of Education GO	3.000%	7/15/31	6,000	6,039
Toms River Board of Education GO	3.000%	7/15/32	6,000	6,020
Toms River Board of Education GO	3.000%	7/15/33	3,000	2,988
Toms River Board of Education GO	3.000%	7/15/34	8,720	8,516
Toms River Board of Education GO	3.000%	7/15/35	3,120	2,943
Verona Township NJ GO	4.000%	6/1/40	1,760	1,795
Verona Township NJ GO	4.000%	6/1/41	1,760	1,794
Verona Township NJ GO	4.000%	6/1/42	1,760	1,781
				2,648,087
New Mexico (0.3%)
Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,602
Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	657
Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	401
Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	17,892
Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	11,605
Farmington NM Industrial Revenue	2.150%	4/1/33	14,960	12,537
Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	17,632
Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	16,763
New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,652
New Mexico Finance Authority Lease Revenue	5.000%	6/15/29	1,350	1,574
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	871
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	914
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,521
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,098
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	997
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,104
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	3,000	3,000
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, EMT	5.000%	8/1/24	930	964
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, EMT	5.000%	8/1/25	1,010	1,073
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,126
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,556
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,187
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,187
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,915
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,656
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	1,205	1,190
[12]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.750%	3/1/54	2,000	2,237
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	119,983
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	623
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	438
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	1,000	891
					236,908
New York (14.7%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,898
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,006
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,107
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,733
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	11,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,235
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	11,710
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	8,724
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,664
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,659
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,235
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,345
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,429
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,365
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,101
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	987
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,370
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	848
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,453
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,081
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,078
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,099
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	540	614
[5]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/32	775	802
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	641
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	670
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	467
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,325	1,427
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	619
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,631
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,308
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,602
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,803

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,430
Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,811
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,086
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	495
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	520
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	546
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	515
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	527
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	554
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	574
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	586
Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	622
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	934
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,074
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	452
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,009
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	194
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	399
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	209
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,270
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,895
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,367
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,371
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,549
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,774
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,105
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	702
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	644
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	587
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	977
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,447
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,011
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	475
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	675
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	820
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	892
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,283
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	2,006
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,854
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	443
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	7,403
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,615
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,389
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	15,449
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	31,601
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	26,397
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	14,487
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	12,976
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,800
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,292
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,112
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	2,275	2,489
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,980
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,589
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,448
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	5,024
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	1,200	1,399
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,466
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,400	1,611
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,219
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,683
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,703
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	254
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	1,720	1,939
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,819
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,231
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,074
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	19,815
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,555
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	19,832
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,173
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	28,044
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,830
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	12,378
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,745
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,466
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,389
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	64,291
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,066
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	16,729
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,709
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	493
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,356
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,214
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,697
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	322

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,511
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	389
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,541
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,259
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,730
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,976
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,645
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,002
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,786
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	21,591
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,798
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,929
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,772
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	15,462
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	11,051
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,952
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,248
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,146
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	10,839
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	880
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,736
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	63,936
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,150
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,596
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	820
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	668
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,090
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	8,000	8,025
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,666
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	19,661
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	360
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,372
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,498
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,139
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	52,500	49,186
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	11,593
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,496
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	135,972
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,884
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,616
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	33,500	36,593
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.250%	2/1/23	1,825	1,825
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	1.250%	2/1/23	1,160	1,160
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	3,290	3,302
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	8,510	8,541
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.681%	11/1/32	2,500	2,484
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	5,559
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	5,519
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	12,799
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,555
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	1,943
	Monroe County NY GO	2.000%	6/1/33	1,755	1,557
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,123
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,951
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,736
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,371
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,250	3,599
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,704
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,743
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,470
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,218
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	99,541
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,817
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,336
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,181
	Nassau County NY GO	5.000%	4/1/23	15,665	15,729
	Nassau County NY GO	5.000%	10/1/23	500	508
[4]	Nassau County NY GO	4.000%	4/1/38	2,600	2,653
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,372
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,761
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,323
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,905
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	16,573
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	25,147
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,881
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	12,970
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,150	4,813
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,343
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	14,983
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,537
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,521
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,510
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/23	12,940	13,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	17,300	17,496
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	22,000	22,249
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, Prere.	5.250%	7/1/23	12,500	12,641
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,161
[4]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,592
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	2,005	1,832
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,292
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,250	1,061
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,899
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	5,208
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,868
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	12,825	13,815
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,354
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	27,029
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	14,979
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,397
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	945
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	1.200%	2/1/23	1,550	1,550
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	10,579
[2,5]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.400%	2/1/23	52,625	52,625
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,500	2,736
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	15,280	16,872
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	12,500	12,598
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,425	7,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	17,835
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,440	1,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,543
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,490
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,347
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,981
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,554
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,622
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,766
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,156
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	3,825	3,843
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	5,000	5,026
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,427
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,875	6,891
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	22,750	22,801
	New York City Municipal Water Finance Water Revenue VRDO	1.120%	2/1/23	2,100	2,100
	New York City Municipal Water Finance Water Revenue VRDO	1.250%	2/1/23	27,775	27,775
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	1.400%	2/1/23	12,600	12,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	9,039
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,691
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,942
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,378
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,617
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	16,285
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,335
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,628
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,628
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,082
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	18,241
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,515
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	3,750	3,869
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	30,179
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,788
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,531
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,610	1,716
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,672
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,379
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,735
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	942
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/35	21,520	22,689
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,570
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	3,079
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	13,089
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	21,050	21,851
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,946
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,108
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	9,272
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	18,000	18,534
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,087
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,669
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	23,594
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	31,150	26,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	12,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	21,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,245	11,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	2,000	2,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	6,860	8,108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	34,400	41,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	11,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	17,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,495	7,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	12,500	12,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	11,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	15,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	22,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	14,674
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	3,000	3,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	15,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	16,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	26,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	26,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	17,325	17,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,919
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	10,338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	21,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	18,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,213

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	21,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	16,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	30,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	14,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	26,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	21,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	19,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	51,861
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	23,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	8,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	7,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	26,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	38,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	9,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	21,459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	6,333

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	5,495	5,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	15,500	15,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	6,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	22,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,794
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	4,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	11,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	9,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,861
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	10,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	20,180	22,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	26,755	27,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,492
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,999
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	21,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	7,000	7,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	32,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	17,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	11,000	11,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	18,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	34,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	21,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	6,490	7,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	2,565	2,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	22,673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,460	2,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,501
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	4,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,987
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.120%	2/1/23	16,600	16,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.120%	2/1/23	2,600	2,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.200%	2/1/23	1,410	1,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.250%	2/1/23	18,200	18,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.250%	2/1/23	15,440	15,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.250%	2/1/23	23,615	23,615
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.250%	2/1/23	8,240	8,240
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	5,000	5,495
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,672
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	11,000	11,648
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,324
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,340
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	30,733
	New York City Water & Sewer System Sewer Revenue VRDO	1.200%	2/1/23	1,360	1,360
	New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/38	2,000	2,154
	New York City Water & Sewer System Sewer Water Revenue	4.000%	6/15/39	1,940	1,966
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	19,996
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	30,000	32,368
	New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	11,314
	New York City Water & Sewer System Water Revenue	5.250%	6/15/33	9,820	10,997
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	5,565
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	23,609
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,093
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	29,246
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	16,500
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	122,412
	New York City Water & Sewer System Water Revenue VRDO	1.100%	2/1/23	29,145	29,145
	New York City Water & Sewer System Water Revenue VRDO	1.120%	2/1/23	10,850	10,850
[2]	New York City Water & Sewer System Water Revenue VRDO	1.200%	2/1/23	2,200	2,200
	New York City Water & Sewer System Water Revenue VRDO	1.250%	2/1/23	15,050	15,050
	New York City Water & Sewer System Water Revenue VRDO	1.250%	2/1/23	9,375	9,375
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,444
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,715
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,915	102,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	35,790	32,659
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	29,335	26,903
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	9,183
[4]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,618
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	8,449
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	6,000	5,843
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	8,025
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,291
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,792
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	6,075
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,677
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	16,059
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,970
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,775
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,556
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	96,261
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,684
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,815	28,577
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,055	7,013
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,069
	New York NY GO	5.000%	8/1/23	14,590	14,622
	New York NY GO	5.250%	8/15/23	5	5
	New York NY GO	5.000%	10/1/23	780	782
	New York NY GO	5.000%	8/1/24	4,025	4,034
	New York NY GO	5.000%	8/1/24	17,185	17,854
	New York NY GO	5.000%	8/1/24	14,000	14,545
	New York NY GO	5.000%	8/1/24	50,000	51,947
	New York NY GO	5.000%	10/1/24	835	837
	New York NY GO	5.000%	8/1/25	5,000	5,012
	New York NY GO	5.000%	8/1/25	3,630	3,876
	New York NY GO	5.000%	8/1/25	15,510	16,562
	New York NY GO	5.000%	8/1/25	11,770	12,568
	New York NY GO	5.000%	8/1/25	10,310	11,009
	New York NY GO	5.000%	8/1/25	35,345	37,742
	New York NY GO	5.000%	8/1/25	10,640	11,362
	New York NY GO	5.000%	8/1/25	30,000	32,035
	New York NY GO	5.000%	12/1/25	18,090	19,497
	New York NY GO	5.000%	8/1/26	6,765	7,226
	New York NY GO	5.000%	8/1/26	24,805	27,198
	New York NY GO	5.000%	8/1/26	12,875	14,117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/26	225	226
New York NY GO	5.000%	8/1/27	20,110	21,901
New York NY GO	5.000%	8/1/28	9,300	9,669
New York NY GO	5.000%	8/1/28	30,305	34,077
New York NY GO	5.000%	8/1/28	17,500	20,067
New York NY GO	5.000%	8/1/28	5,000	5,733
New York NY GO	5.000%	3/1/29	27,590	28,373
New York NY GO	5.000%	8/1/29	1,975	2,215
New York NY GO	5.000%	8/1/29	27,645	32,345
New York NY GO	5.000%	11/1/29	9,140	10,746
New York NY GO	5.000%	8/1/30	10,655	10,778
New York NY GO	5.000%	8/1/30	5,390	5,604
New York NY GO	5.000%	3/1/31	25,000	25,691
New York NY GO	4.000%	8/1/31	20,000	20,991
New York NY GO	5.000%	8/1/31	5,585	6,779
New York NY GO	5.000%	12/1/31	3,035	3,313
New York NY GO	5.000%	8/1/32	2,675	3,299
New York NY GO	5.000%	4/1/33	1,000	1,129
New York NY GO	5.000%	8/1/33	5,000	5,230
New York NY GO	5.000%	8/1/33	5,000	5,620
New York NY GO	5.000%	8/1/33	4,000	4,726
New York NY GO	5.000%	10/1/33	1,250	1,527
New York NY GO	5.000%	12/1/33	11,750	12,791
New York NY GO	4.000%	8/1/34	7,500	7,944
New York NY GO	5.000%	8/1/34	3,875	4,542
New York NY GO	5.000%	12/1/34	4,000	4,331
New York NY GO	3.000%	3/1/35	7,540	7,407
New York NY GO	5.000%	4/1/35	8,000	8,898
New York NY GO	4.000%	8/1/35	15,010	15,345
New York NY GO	4.000%	8/1/35	2,735	2,841
New York NY GO	4.000%	8/1/35	7,250	7,564
New York NY GO	5.000%	8/1/35	2,000	2,317
New York NY GO	4.000%	10/1/35	3,000	3,108
New York NY GO	5.000%	10/1/35	5,000	5,543
New York NY GO	5.000%	12/1/35	3,000	3,232
New York NY GO	5.000%	12/1/35	11,695	13,087
New York NY GO	5.000%	3/1/36	7,840	9,030
New York NY GO	5.000%	4/1/36	12,750	14,013
New York NY GO	4.000%	8/1/36	3,015	3,100
New York NY GO	4.000%	8/1/36	3,365	3,473
New York NY GO	5.000%	10/1/36	4,000	4,409
New York NY GO	5.000%	10/1/36	3,620	4,091
New York NY GO	5.000%	3/1/37	10	10
New York NY GO	4.000%	8/1/37	22,745	23,121
New York NY GO	4.000%	8/1/37	3,445	3,511
New York NY GO	4.000%	10/1/37	24,185	24,569
New York NY GO	5.000%	12/1/37	9,900	10,898
New York NY GO	5.000%	3/1/38	2,695	3,028
New York NY GO	4.000%	8/1/38	10,000	10,139
New York NY GO	5.000%	3/1/39	1,700	1,919
New York NY GO	5.000%	4/1/39	5,000	5,428
New York NY GO	4.000%	8/1/39	4,155	4,201
New York NY GO	5.000%	8/1/39	10,000	11,080
New York NY GO	5.000%	9/1/39	40,000	45,977
New York NY GO	5.000%	10/1/39	2,780	3,087
New York NY GO	5.250%	10/1/39	2,750	3,226
New York NY GO	4.000%	3/1/40	1,000	1,008
New York NY GO	5.000%	3/1/40	5,875	6,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	8/1/40	23,300	23,458
	New York NY GO	4.000%	8/1/40	3,550	3,577
	New York NY GO	4.000%	10/1/40	4,000	4,025
	New York NY GO	5.250%	10/1/40	2,925	3,405
	New York NY GO	3.000%	3/1/41	6,500	5,668
	New York NY GO	5.250%	5/1/41	5,000	5,751
	New York NY GO	3.000%	10/1/41	21,575	18,740
	New York NY GO	5.250%	10/1/41	1,585	1,832
	New York NY GO	5.000%	12/1/41	31,000	32,929
	New York NY GO	5.000%	12/1/41	5,000	5,445
	New York NY GO	4.000%	8/1/42	10,000	9,992
	New York NY GO	5.000%	9/1/42	5,000	5,621
	New York NY GO	5.250%	5/1/43	2,500	2,857
[2,5]	New York NY GO TOB VRDO	1.400%	2/1/23	6,000	6,000
	New York NY GO VRDO	1.050%	2/1/23	6,300	6,300
[2]	New York NY GO VRDO	1.100%	2/1/23	39,515	39,515
	New York NY GO VRDO	1.100%	2/1/23	4,335	4,335
[2]	New York NY GO VRDO	1.120%	2/1/23	4,790	4,790
[2]	New York NY GO VRDO	1.120%	2/1/23	33,650	33,650
	New York NY GO VRDO	1.120%	2/1/23	25,700	25,700
[2]	New York NY GO VRDO	1.200%	2/1/23	2,000	2,000
	New York NY GO VRDO	1.250%	2/1/23	26,235	26,235
	New York NY GO VRDO	1.250%	2/1/23	37,300	37,300
	New York NY GO VRDO	1.250%	2/1/23	52,440	52,440
	New York NY GO VRDO	1.250%	2/1/23	11,045	11,045
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,055
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,785
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,180
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	5,397
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	325	328
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	9,667
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,700	1,860
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	4,464
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,845
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,982
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,501
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,500
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,213
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,797
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	16,295
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,521
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,920
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,709
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,429
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	7,549
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,419
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	1,015
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,587
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,154
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,169
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,184
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	585
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	858
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,167
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,699
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,876
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,347
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,382
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,235
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	7,151
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,997
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,392
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,558
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,059
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	660
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,843
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,570
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,826
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,569
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,046
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,041
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,924
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,523
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	751
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	771
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	418
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	690
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	7,038
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,321
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	778
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	10,017
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,488
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,542
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,258
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	36,485	39,512
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	27,712
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,315	2,575
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	7,364
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	12,208
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	28,029
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	14,228
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,970
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	43,218
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	23,305	27,062
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	12,245
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	10,988
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	21,362
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,591
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,530	5,358
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	15,661

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	4,000	4,205
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,949
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,655
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,605	52,291
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,000	2,430
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	35,560
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,907
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,062
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	37,832
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,633
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	33,214
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	18,461
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	50,422
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,212
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	4,117
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	28,772
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,959
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	10,062
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,539
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,970	4,305
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	10,000	10,250
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,690
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	13,528
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,190
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,863
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	44,347
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	27,959
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,130
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	58,720	51,958
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	10,000	10,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	12,000	12,068
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	64,789
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	34,985
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	5,000	5,303
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,025	1,100
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,505
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	6,052
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	20,000	20,008
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	36,095	37,065
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	22,497
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	21,540	24,012
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,210	2,459
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/23	20	21
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	10,190	10,472
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/23	12,000	12,577
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/23	15,365	16,255
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	10,100	10,380
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	30,475	32,180
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20,000	21,119
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	195	195
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	620	621
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	285	286
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,096
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	50
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,852
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	8,245	9,825
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	16,529
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	9,000	10,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	14,070	14,118
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	3,500	4,171
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	11,190	12,891
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,229
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/23	80	80
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/24	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,723
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,307
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	11,612
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	13,000	13,852
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	7,000	7,185
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	21,100	21,501
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	10,000	10,147
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	22,575	22,719
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,043
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	310	311
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,563
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/32	3,800	4,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/35	1,345	1,502
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,296
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	2,868
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,665
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,436
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,090
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,349
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,743
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,823
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	56,148
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	14,162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,546
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	29,422
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	19,210
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	34,017
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	35,842
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	15,529
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	42,656
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	40,152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,066
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	20,387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	29,835
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	20,287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	33,403
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,447
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	37,013
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	12,885	13,626
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	20,222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	20,146
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,622
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	17,417
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	4,969
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,849
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	8,086
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,493
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	6,203
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,619
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	10,355
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,619
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,150
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,994
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,543
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	400	388
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,203
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,885
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,219
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,318
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	20,111
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,893
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	30,050
New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,630
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,207
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,574
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	849
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	702
New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	140
New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,344
New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,242
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,994
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	14,210	14,403
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,822
[4]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	6,685	6,796
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,988
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,596
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,697
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	35,492
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,979
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	33,000	37,367
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	18,037
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	10,000	11,121
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	13,665	16,183
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,155
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	36,597
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,642
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	24,310
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	19,712
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,319
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	26,066
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	24,228
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	15,424
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,559
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	16,048
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	31,993
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,455
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	20,110	20,170
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	30,981
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	5,289

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	31,933
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	31,483
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	8,084
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	47,712
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	11,864
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	50,117
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,282
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,923
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	7,500	7,589
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	13,399
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,093
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	5,000	5,015
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	3,125	3,346
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	6,025	6,533
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	52,210	53,727
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	30,000	30,872
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,826
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,202
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,818
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	11,858
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,715
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	47,583
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	45,517
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,840	1,832
New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	1,000	946
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/36	1,650	1,769
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	4,495	4,774
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	713
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,196
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	967

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	814
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,335
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,534
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	4,270
New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	4,920	4,763
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,299
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,245
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	29,091
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	13,159
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,145
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	22,320	23,093
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,063
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,663
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	13,698
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,964
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,609
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,738
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,317
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,578
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,334
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,636
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,554
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,431
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,807
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,977
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,619
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,527
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,695
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,083
Port Chester-Rye Union Free School District GO	5.000%	6/1/23	550	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	16,300	17,029
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,000	6,268
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	9,663
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	12,148
	Suffolk County NY GO	5.000%	6/15/30	1,000	1,174
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,170
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,631
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,909
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	9,344
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	11,324
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	20,834
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	16,401
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	16,098
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,309
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,796
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	9,008
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,632
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,166
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,665
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,523
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,805
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	12,028
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	18,198
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	12,114
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,279
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	1.200%	2/1/23	1,200	1,200
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	8,249
[12]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	6,000	7,038
[12]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	2,035	2,432
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	8,379
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	10,117
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	6,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	1,750	2,039
[12]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/39	2,300	2,363
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	20,000	22,936
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	17,896
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	10,000	11,195
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	31,285	36,630
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	10,320	12,532
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/32	4,335	5,350
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/40	6,500	7,351
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.250%	5/15/41	7,500	8,630
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/42	7,500	8,370
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/43	36,420	40,493
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,955
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,883
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	20,055
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,100	1,256
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,500	1,704
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,485
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.261%	1/1/32	3,130	3,102
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,765
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,927
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,220
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,792
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,192
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,372
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,237
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	2,168
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,418
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,346
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,871
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,631
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	8,750
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,585
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	9,031
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,272
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,228
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	20,290
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	27,114
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/34	5,165	6,322
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	41,306
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	18,875
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	54,497
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,762
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	23,570
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	19,000	22,246
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,872
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,332
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,350
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,664
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,431
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,031
	Westchester County NY GO	4.000%	7/1/29	5,920	6,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,563
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,669
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,168
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,743
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,899
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,882
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,267
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,640
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,849
[4]	Yonkers NY GO	5.000%	3/15/29	600	690
[4]	Yonkers NY GO	5.000%	3/15/30	600	702
[4]	Yonkers NY GO	5.000%	3/15/32	500	604
[4]	Yonkers NY GO	5.000%	3/15/33	750	882
[1]	Yonkers NY GO	5.000%	11/15/35	425	491
[1]	Yonkers NY GO	5.000%	11/15/36	450	515
[1]	Yonkers NY GO	5.000%	11/15/37	425	483
[1]	Yonkers NY GO	5.000%	11/15/39	1,000	1,120
					10,112,795
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,064
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	210	249
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	285
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	395
	Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	434
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,143
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,878
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,455
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,234
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,132
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,448
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,879
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,042
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,564
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/34	2,750	3,248
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,366
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,244
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,993
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	3,000	3,419
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,369
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/40	2,500	2,540
	Charlotte NC COP	3.000%	6/1/39	3,685	3,345
	Charlotte NC COP	3.000%	6/1/41	4,060	3,575
	Charlotte NC GO	5.000%	6/1/33	5,940	6,927
	Charlotte NC GO	5.000%	6/1/34	2,370	2,751
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/29	3,545	4,162
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	2,500	3,153
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	6,580	8,323
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,535	1,936
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,945
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,915
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,275	18,452
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,797
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	4,515	4,515
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	4,900	4,900
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	2,900	2,900
	East Carolina University College & University Revenue, Prere.	5.000%	10/1/23	100	102
[2,5]	Forsyth County NC GO TOB VRDO	1.300%	2/1/23	6,300	6,300
	Moore County NC Appropriations Revenue	5.000%	6/1/29	755	878
	Moore County NC Appropriations Revenue	5.000%	6/1/30	650	770
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,479
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,680
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,400
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,413
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	8,199
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	22,481
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	8,218
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	10,323

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,988
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	20,131
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,287
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,821
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,410	2,375
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,630	2,590
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	9,740	9,857
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	467
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	292
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	463
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,432
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	784
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	306
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	361
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	956
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,001
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	554
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	998
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,558
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	637
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	504
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,756
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,607
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	603
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,200
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	969
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	602
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,111
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,698
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	1,793
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	305	289
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,021
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	1.650%	2/1/23	30,000	30,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	175	183
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	635	664
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	500	523
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,353
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,818
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	4/1/23	2,665	2,709
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/27	2,930	3,281
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/28	1,000	1,144
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,891
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,154
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,093
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,350
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,709
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,822
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,492
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,867
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,066
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,491
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,223
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	17,431
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,991
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,923
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,104
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,046
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,304
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,139
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,159
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,433
	Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,261
	Wake County NC GO	4.000%	2/1/34	10,845	12,153
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,298
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,488
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	524
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	555
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	591
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	859
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	877
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	623
					462,489
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,844
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,152
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,403
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,552
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,964
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,707
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,874
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,464
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	962
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,962
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	2,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	1.860%	1/1/43	1,555	1,555
[3,12]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	5.750%	7/1/53	5,680	6,280
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,595
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,009
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,806
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	1,803
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,505
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,593
					49,139
Ohio (2.8%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,442
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	427
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,298
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	347
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,405
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	675	752
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	751
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,067
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	387
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	907
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	300
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,732
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,300	3,239
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,715

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	761
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	10,316
Akron OH Income Tax Revenue	4.000%	12/1/25	470	492
Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,272
Akron OH Income Tax Revenue	4.000%	12/1/28	775	823
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,078
Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,678
Akron OH Income Tax Revenue	4.000%	12/1/30	890	942
Akron OH Income Tax Revenue	4.000%	12/1/30	405	444
Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,290
Akron OH Income Tax Revenue	4.000%	12/1/31	490	517
Akron OH Income Tax Revenue	4.000%	12/1/31	370	404
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,753
Akron OH Income Tax Revenue	4.000%	12/1/32	745	782
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,238
Akron OH Income Tax Revenue	4.000%	12/1/33	615	644
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	13,412
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,615	12,818
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,828
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	12,340
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,576
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	10,625
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,857
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,120
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,623
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,600
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,060	33,368
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,119
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,296
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,570
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,501
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	9,106
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,309
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	3,590	3,560

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,948
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,623
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,915
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,176
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/32	2,800	3,287
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	4,250	4,955
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,288
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,369
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	2,155	2,192
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,519
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,138
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,573
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,948
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,048
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,123
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,192
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,062
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,055	5,469
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	4,015
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	4,958
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	4,945
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	750	822
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,500	3,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,661
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,009
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,898
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	13,815	13,378
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	37,060	35,337
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	413
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	966
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	635
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,233
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,234
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,957
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,400
	Cincinnati OH GO	5.000%	12/1/27	845	953
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,147
	Cincinnati OH GO	4.000%	12/1/31	780	840
	Cincinnati OH GO	4.000%	12/1/32	800	857
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,165
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,406
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	904
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,492
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,864
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,750
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,397
	Cleveland Municipal School District GO, Prere.	5.000%	6/1/23	3,730	3,762
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,182
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,095
	Cleveland OH GO	4.000%	12/1/33	310	339
	Cleveland OH GO	4.000%	12/1/34	2,285	2,465
	Cleveland OH GO	4.000%	12/1/35	1,660	1,762
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,122
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	738
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	562
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	477
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	755
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	504
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	451
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	717
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,285
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,452
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	1,870	2,101
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	1,915	2,120
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	2,065	2,263
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/37	1,170	1,273
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	2,400	2,588
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/40	2,525	2,763
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/41	2,660	2,906
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.250%	8/1/42	2,805	3,053
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	231
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	235
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	293
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	348
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	409
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	404
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	12,337
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	9,209
	Columbus City School District GO	5.000%	12/1/30	5,110	5,547
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,298
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,593
	Columbus OH GO	4.000%	8/15/24	3,570	3,662
	Columbus OH GO	5.000%	8/15/24	10,325	10,747
	Columbus OH GO	5.000%	7/1/25	1,285	1,370
	Columbus OH GO	4.000%	4/1/26	16,170	17,096
	Columbus OH GO	5.000%	4/1/29	11,010	12,376
	Columbus OH GO	5.000%	4/1/31	3,675	4,435
	Columbus OH GO	5.000%	4/1/39	7,950	8,835
	Columbus OH GO	5.000%	4/1/40	5,050	5,576
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	11,137
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	3,682
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,029
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,603
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,235
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,090
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,381
	Cuyahoga County OH GO	3.000%	12/1/33	3,810	3,841
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,302
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,035
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,018
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,553
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,677
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,963
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	550	557
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,570
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,532
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,007
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	323
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	650
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	873
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	836
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	692
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,029
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,374
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	643
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,637
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,279
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,294
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	9,057
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,483
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,483
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,483
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,264
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,105
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,944
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,052
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,969
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,329
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,753

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,134
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,122
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,669
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,448
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	8,000	8,057
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	27,045	27,045
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,347
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,563
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	881
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	967
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,049
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,714
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,045
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,366
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,128
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,161
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,870
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,197
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,326
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,723
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,534
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,607
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,788
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,453
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,154
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	14,103
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,137
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	710
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,000	982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,819
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,655
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,790
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,777
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,616
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,267
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,233
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,841
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,243
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,395
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,853
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,392
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	878
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,296
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,630
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,614
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,410
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,724
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,068
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,842
	Miami University College & University Revenue	5.000%	9/1/31	545	652
	Miami University College & University Revenue	5.000%	9/1/32	405	483
	Miami University OH College & University Revenue	5.000%	9/1/27	195	217
	Miami University OH College & University Revenue	5.000%	9/1/29	275	318
	Miami University OH College & University Revenue	5.000%	9/1/30	500	589
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,102
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	1,931
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,165
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	371
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,998
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	11,228
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	938
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	762
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	9,178
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,463
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	834
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,717
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,288
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	826
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,879
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	474
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,397
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	790
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,866
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	486
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	16,226
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	514
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	6,271
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,219
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	382
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	2,276
[2,5]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	30,000	30,000
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	4,600	4,600
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,877
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,305
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	9,725	9,879
	Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,171
	Ohio Appropriations Revenue	5.000%	12/15/26	750	828
	Ohio GO	5.000%	2/1/25	5,000	5,267
	Ohio GO	5.000%	5/1/25	19,650	20,838
	Ohio GO	5.000%	6/15/26	1,015	1,109
	Ohio GO	5.000%	8/1/26	25,360	27,806
	Ohio GO	5.000%	9/1/26	10,000	10,987
	Ohio GO	5.000%	11/1/26	7,080	7,811
	Ohio GO	5.000%	2/1/27	11,595	12,534
	Ohio GO	5.000%	5/1/27	5,085	5,531
	Ohio GO	5.000%	9/15/27	2,410	2,715
	Ohio GO	5.000%	11/1/27	6,635	7,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	3/1/31	7,840	8,672
	Ohio GO	5.000%	5/1/31	1,335	1,416
	Ohio GO	5.000%	3/1/32	8,230	9,093
	Ohio GO	5.000%	3/1/33	8,645	9,537
	Ohio GO	5.000%	5/1/33	3,000	3,384
	Ohio GO	5.000%	6/15/33	16,465	17,795
	Ohio GO	5.000%	9/1/33	10,355	10,649
	Ohio GO	5.000%	3/1/34	9,075	9,989
	Ohio GO	5.000%	5/1/34	3,250	3,652
	Ohio GO	5.000%	9/1/34	10,885	11,182
	Ohio GO	5.000%	3/1/35	8,530	9,344
	Ohio GO	5.000%	5/1/35	9,525	10,458
	Ohio GO	5.000%	6/15/35	19,795	21,252
	Ohio GO	5.000%	9/1/35	11,445	11,738
	Ohio GO	5.000%	3/1/36	10,005	10,891
	Ohio GO	5.000%	3/15/36	5,000	5,128
	Ohio GO	5.000%	5/1/36	6,060	6,358
	Ohio GO	5.000%	6/15/36	18,000	19,247
	Ohio GO	5.000%	3/1/37	10,505	11,401
	Ohio GO	5.000%	5/1/37	19,940	21,700
	Ohio GO	5.000%	3/1/38	9,030	9,779
	Ohio GO	5.000%	6/15/39	3,000	3,353
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,743
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	24,661
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	10,311
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	25,285
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	17,194
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	400
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	503
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,477
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	630
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,687
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	1,030
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	930
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,788
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	8,246
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,555
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,312
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,314
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,282
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,850
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,628
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,196
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,524
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,000	988
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	200	200
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.300%	2/1/23	8,650	8,650
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,516
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,177
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,674
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,296
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,591
[12]	Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,607
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,225
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,396
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.260%	2/1/23	5,200	5,200
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,665	3,611
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,077
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,620
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,823
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,315
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,850
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	2,974
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,482
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,149
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,261
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,655
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,330
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,334
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,599
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	942
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	968
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,161
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,793
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,560
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,621
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,363
	Ohio State University College & University Revenue	4.000%	12/1/37	5,000	5,225
	Ohio State University College & University Revenue	4.000%	12/1/40	8,875	9,177
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,002
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,868
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,003
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	3,106
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,524
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	5,212
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,863

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	7,500	9,276
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	11,162
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,425
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,814
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,068
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	8,094
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	1,070	1,255
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	6,154
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	4,957
Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,310
Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,100
Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,102
Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	985
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,634
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	10,783
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,468
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,675
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	6,213
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,974
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	20,201
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	3,596
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,644
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	11,196
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	17,854
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	25,710
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	27,540
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,179
Ohio Water Development Authority Water Revenue	5.000%	12/1/35	500	590
Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,743
Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,733

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,868
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,150
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,211
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,140
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,065
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	790
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,349
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,311
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,730
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,059
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,008
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,230
				1,917,821
Oklahoma (0.4%)
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,170
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,864
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	6,510
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	4,984
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	828
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,618
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,863
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,329
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	8,425
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	979
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,109
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,042
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,638
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,109
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,569

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,182
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,195
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,254
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,701
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,384
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,457
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,530
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,553
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,135
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	13,968
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,087
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,581
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,580
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,370
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,555
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,045
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,537
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,521
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	17,400	17,660
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,017
Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,937
Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	2,023
Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,734
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,119
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,891
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,906
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,603
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,281
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,099
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,765
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,535	8,495
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	17,268
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	436
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	641
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,449
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,581
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,950
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,344
	Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	2,868
	Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,083
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	511
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	1,018
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	962
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	440
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	419
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	11,147
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,486
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,736
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,894
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,493
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,298
	Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,473
	Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,084
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,022
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,452
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,586
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,920
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,875
Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,005
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	11,388
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,967
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,048
University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,078
				274,737
Oregon (0.9%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,201
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,168
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	766
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,010
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	13,181
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	17,827
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,908
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,345
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,502
Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	342
Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	440
Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	602
Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	625
Forest Grove OR College & University Revenue	5.000%	5/1/30	550	570
Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,564
Forest Grove OR College & University Revenue	4.000%	5/1/37	635	618
Forest Grove OR College & University Revenue	4.000%	5/1/39	875	839
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	859
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	3,905	3,113
Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,554
Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	674
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	683
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	692
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,142
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	740
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	906
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,403
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,654
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,891
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,401
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	13,330
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	8,932
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	10,071
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,457
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,767
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	11,286
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,953
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,018
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,748
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,900
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	20,081
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,901
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	25,764
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	6,260
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	19,219
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	23,229
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	5,758

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	9,946
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,617
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,141
Oregon GO	5.000%	6/1/35	750	885
Oregon GO	5.000%	6/1/36	850	993
Oregon GO	5.000%	6/1/36	1,000	1,169
Oregon GO	4.000%	8/1/40	2,855	2,932
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,468
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	7,960	9,133
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.050%	7/1/36	1,000	810
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	625
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	786
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	733
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	733
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,045
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,145
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,329
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,241
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	328
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	663
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	671
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,319
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	17,534
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,362
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,248
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,271
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,862
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,080
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,565

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,456
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,157
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,901
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,207
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,226
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,830
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,912
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,174
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,154
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,403
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,573
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,849
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,444
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,369
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,814
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,252
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,573
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,560	5,584
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,545	5,568
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,274
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,708
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,768
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,536
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,745
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,429
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,153
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,482
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,828
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,083
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,120	1,317
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,065	1,269
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,261
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,165
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,986
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,885
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,590
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,625
Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	4,405

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,540
Portland OR GO	5.000%	6/1/25	620	659
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,924
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,420
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	335
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,459
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	262
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	312
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	246
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	182
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	185
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	169
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	841
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,424
Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	837
Salem-Keizer School District No. 24J GO	5.000%	6/15/29	1,800	2,093
Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	1,096
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	17,179
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,792
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	11,013
Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,589
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,235
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,732
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,194
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,728
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,086
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,574
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,384
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	5,000	5,428
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	1,983
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,218
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/31	325	392
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	10,881
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	13,116
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/37	2,443	1,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	2,869
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	1,000	896
					601,227
Pennsylvania (5.6%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	1,006
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,365
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	1,048
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	740
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	569
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	2,000
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.300%	2/1/33	3,235	3,142
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	1,410	1,466
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	9,217
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	16,274
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	16,032
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,851
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	15,820
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,887
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	9,349
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,686
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,693
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	3,036
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,826
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	12,060
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	7,941
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	12,025
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	5,425
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	9,226
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,896
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,484
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,965
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,089
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,067
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	6,516
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,370
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	11/15/47	54,550	53,028
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,519
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,720
	Allegheny County PA GO	5.000%	11/1/29	12,065	13,147
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	492
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	890
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	425
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,240
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	704
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	620
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	771
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	422
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,306
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,893
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,689
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,657
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,144
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,610
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,828
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,604
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/29	1,450	1,555
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/30	1,450	1,563
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/31	2,225	2,409
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/32	2,265	2,461
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,750	1,895
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/35	1,850	1,969
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	10,010	10,199
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,253
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,049
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	5,574
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,793
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	8,950	9,079
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,592
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	2,823
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,250
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	7,810	7,700
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,340
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,612
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,698
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,745
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	523
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	4,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,323
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	1,735	1,352
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,708
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,179
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,870
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,561
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	1/1/30	1,865	1,817
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	7/1/31	2,150	2,095
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.231%	1/1/32	1,840	1,793
	Bethlehem Area School District GO	5.000%	11/15/29	860	1,005
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	410	414
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	433
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	458
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	494
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	612
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	827
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	874
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,949
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	2,041
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	318
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,376
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	1,100	1,151
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,871
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,538
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,270
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,360
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,213
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,102
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	643
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,128
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,036
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,086
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,193
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,694
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,771
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,424
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,687
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,742
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,480
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,273
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	1,001
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,430
	Chester County IDA Recreational Revenue	5.000%	12/1/33	4,350	5,172
	Chester County IDA Recreational Revenue	5.000%	12/1/34	4,795	5,669
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	2,919
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,508
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,284
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,541
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,530
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,759
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	5,584
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,299
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	976
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,272
	Colonial School District GO	5.000%	2/15/36	1,000	1,094
	Colonial School District GO	5.000%	2/15/37	1,015	1,105
	Colonial School District GO	5.000%	2/15/38	1,560	1,694
	Colonial School District GO	5.000%	2/15/39	1,350	1,462
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,049
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,127
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,146
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	5,779
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	9,128
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,830
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	13,633
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,452
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,337
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,065
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,482
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	25,999
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	20,000	20,457
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	25,453
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,420	6,769
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	60,000	63,827
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	37,697
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	41,375
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	26,846
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	8,160	9,082
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	22,346
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	16,875
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,330
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	22,817
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,466
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	26,538
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	24,929
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,771
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	46,115
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	42,848
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	10,000	11,019
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	45,679
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,484
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	30,000	36,132
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	19,929
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	41,083
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	6,345	6,217
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	38,559
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,591
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,542
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,286
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	18,105
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,335
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,579
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,424
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	21,587
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	20,603
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	6,500	6,527
	Conestoga Valley School District GO	4.000%	2/1/28	535	577
	Conestoga Valley School District GO	4.000%	2/1/31	500	536
	Conestoga Valley School District GO	4.000%	2/1/32	325	347
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,560
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,068
	Conestoga Valley School District GO	4.000%	2/1/35	1,000	1,069
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,172
	Conestoga Valley School District GO	4.000%	2/1/39	640	654
	Conestoga Valley School District GO	4.000%	2/1/40	750	761
	Council Rock School District GO	2.000%	8/15/40	3,730	2,681
	Council Rock School District GO	2.000%	8/15/41	2,645	1,866
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,084
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,727
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,290
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,620
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,520
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,050
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,269
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,798
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.060%	3/1/57	10,070	9,905
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SOFR + 0.490%	3.371%	3/1/57	9,530	9,195
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	16,655	19,127
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	5,734
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,055
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,107
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,636
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,063
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,141
	East Lycoming School District GO	4.000%	9/15/40	1,000	1,012
	Easton Area School District GO	4.000%	4/1/30	2,300	2,329
	Easton Area School District GO	5.000%	2/1/31	1,580	1,774
	Exeter Township School District GO	4.000%	5/15/28	4,265	4,587
[1]	Fairview School District GO	3.000%	9/15/33	650	653
[1]	Fairview School District GO	3.000%	9/15/34	650	647
[1]	Fairview School District GO	3.000%	9/15/36	500	487
[1]	Fairview School District GO	3.000%	9/15/37	500	466
[1]	Fairview School District GO	3.000%	9/15/38	1,000	909
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,393
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,774
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,321
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,096
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	5,770
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,925	8,948
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,446
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	31,124
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,004
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,576
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,906
[4]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,727
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,970
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,103
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	875
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	470
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	7,357
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,564
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,514
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,251
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,236
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	875
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,308
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,356
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,618
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,072
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue (St Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,499
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	5,869
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,054
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	427
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	533
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,742
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,105
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	5,111
[4]	Lancaster PA GO	4.000%	11/1/23	670	677
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	170
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	213
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	396
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	397
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	226
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	205
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	220
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,287
[2,5]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	10,000	10,000
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	568
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,874
[4]	Luzerne County PA GO	5.000%	12/15/25	500	535
[4]	Luzerne County PA GO	5.000%	12/15/25	400	428
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,087
[4]	Luzerne County PA GO	5.000%	12/15/26	500	544
[4]	Luzerne County PA GO	5.000%	12/15/27	500	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Luzerne County PA GO	5.000%	12/15/27	500	555
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	772
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,149
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	727
	Manheim Central School District GO	4.000%	5/1/36	825	864
	Manheim Central School District GO	4.000%	5/1/37	750	776
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,744
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,509
	Manheim Central School District GO	4.000%	5/1/41	400	405
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,310
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,405
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	957
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,015
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,975
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	1,967
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,206
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,372
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,497
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,975
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,414
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,172
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,507
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,499
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,748
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,157
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,110
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,202
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,248
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,549
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,699
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,012
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,416
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,067
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,026
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,509
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,436
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,501
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/24	4,665	4,773
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	8,214
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,825
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,788
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	4,056
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,683
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,530
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,433
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,521
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	6,311
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,266
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,101
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,090
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,351
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,601
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,091
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,074
	North Allegheny School District GO	4.000%	5/1/36	760	793
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,353
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,903
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,135
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,405
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,568
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	8,250
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,678
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,116
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,082
	Penn Delco School District GO	3.000%	6/1/32	600	612
	Penn Delco School District GO	3.000%	6/1/33	600	609
	Penn Delco School District GO	3.000%	6/1/34	830	832
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,455
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/23	100	100
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,119
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,346
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,137
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,147
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,784
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,877

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,598
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,733
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	11,124
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,220
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	398
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,770
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,647
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,735
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,895
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,237
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	13,428
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,499
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,302
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,416
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/32	1,150	1,347
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,499
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,342
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,059
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	1,200	1,402
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,093
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/34	1,470	1,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,133
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,393
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,461
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,037
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,719
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,568
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,940
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,143
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,283
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	11/15/47	12,640	12,263
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,403
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	8,855
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,435
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,670
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,440
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,690
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	4,952
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	10,224
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	926
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,400
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,707
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,592
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,145
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,195
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	8,824
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	10,376
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,797
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,143
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,315
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	13,858
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,955	1,937
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,201
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,283
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,689
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	2,075
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,135
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,040	1,258
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,370	2,820
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,721
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,126
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,276
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,308
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,259
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,838
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,237
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,585
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	562
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,973
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	568
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	2,001
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,728
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,534
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,428
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,439
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	12,086
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	10,219
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	995	994
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,830	10,688
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,400	4,284
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,840	12,222
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,467
[12]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	10,000	11,056
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,064
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,514
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,497
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,968
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,804
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,739
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,460
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,815
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,620
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,030
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,996
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,090
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	6,609
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	6,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	28,689
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	40,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	10,964
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	38,354
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	38,181
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,692
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,480
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,669
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,403
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,523
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,943
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	10,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,820
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,124
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,236
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	8,171
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,473
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,494
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,083
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,162
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,399
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,592
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,882
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,993
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,668
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	24,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,972
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	8,033
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,848
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,144
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	6,194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	1,029
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,954
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,866
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	2,870
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,448
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	1,897
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,850	2,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,400
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	23,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,430
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	32,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,371
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,430
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	1,844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,120	4,748

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,245
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	27,042
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,330
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,219
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,449
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,532
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,270	10,555
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,843
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,738
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,780
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,613
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,000	13,562
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	1,833
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	8,000	8,961
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,178
Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	3,975
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,714
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,945
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,027
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	1,024
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,188
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,114
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,886
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	2,018
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,042
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	3,737
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,024
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,240	6,343
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	834
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,708
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,965
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	11,135	11,135
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	1.300%	2/1/23	25,995	25,995
[2,5]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	1.300%	2/1/23	5,240	5,240
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	7,455
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	438
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	736
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	229
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	150
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/32	340	337
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	500	497
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.125%	6/15/42	750	718
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	552
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	637
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	8,354
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	13,537
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,099
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	3,706
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	2,707
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,626
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	795
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,043
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	4,757
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	2,946
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,162
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/33	2,705	2,812
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	5,796
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	7,379
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,282
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,182
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	1,889
[12]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,185	1,318
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	8,160	8,073
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	8,544
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,121
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,091
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,184
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,945
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,382
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,165
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,503
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,371
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	630	665
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	6,154
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,633
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,476
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,677
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,896
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,056
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,613
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,185
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,823
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,439
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,117
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,292
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,722
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,555
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	826
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,805
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,495
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	4,021
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,205
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,165
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	16,058
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,397
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	2,857
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,433
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,229
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,633
[5]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc/PA)	5.000%	4/15/32	1,000	1,004
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	353
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	373
[12]	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	554
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,294
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,277
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,360
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,826
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,547
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,512
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,299

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,197
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,339
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,031
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	5,055
Philadelphia PA GO	5.000%	8/1/29	5,000	5,294
Philadelphia PA GO	5.000%	8/1/34	2,640	2,870
Philadelphia PA GO	5.000%	5/1/36	9,000	10,044
Philadelphia PA GO	4.000%	5/1/37	6,000	6,152
Philadelphia PA GO	5.000%	8/1/37	1,370	1,466
Philadelphia PA GO	4.000%	5/1/38	7,045	7,214
Philadelphia PA GO	4.000%	5/1/39	12,285	12,493
Philadelphia PA GO	4.000%	5/1/40	12,800	12,974
Philadelphia PA GO	4.000%	5/1/41	5,000	5,031
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,051
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	3,937
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	5,702
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,809
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,285
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,323
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,771
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,030
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,214
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,617
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,419
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,443
Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,539
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,741
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,558
Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	11,229
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,433
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,192
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	15,423
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	588
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,577
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,819
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	16,037
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,767
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,896
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	14,013
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	275
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,987
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	5,011
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,470
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,451
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	2,000	2,246
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	6,072
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,540
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,022
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	3,275	3,664
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,590
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,519
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,629
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,310	7,841
[4,7]	Philadelphia School District GO	5.000%	6/1/24	1,875	1,929
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	21,090
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,430
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,279
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,659
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,401
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,213
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,007
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,692
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,048
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,089
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,084
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,578
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,445
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,113
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	640	720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,530
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,092
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	4,000	4,506
	Pittsburgh PA GO	5.000%	9/1/32	500	582
	Pittsburgh PA GO	5.000%	9/1/33	500	580
	Pittsburgh School District GO	5.000%	9/1/25	1,850	1,965
[4]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,385
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,157
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,156
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	634
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,166
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	788
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	575
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,972
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,228
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,519
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,482
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,197
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	9/1/40	8,990	8,983
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,014
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	15,636
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,329
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,339
[1]	Ridley School District GO	3.000%	11/15/38	3,820	3,455
[4]	River Valley School District GO	4.000%	3/15/29	1,470	1,597
[4]	River Valley School District GO	4.000%	3/15/30	1,610	1,769
[4]	River Valley School District GO	4.000%	3/15/31	1,670	1,826
[4]	River Valley School District GO	4.000%	3/15/32	1,740	1,894
[4]	River Valley School District GO	4.000%	3/15/34	1,880	2,014
[4]	River Valley School District GO	4.000%	3/15/35	1,955	2,073
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,236
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,983
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,828
	Rose Tree Media School District GO	5.000%	4/1/29	700	756
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,637
[12]	Scranton PA School District GO	5.000%	12/1/30	1,640	1,875
[12]	Scranton PA School District GO	5.000%	12/1/31	1,730	1,995
[12]	Scranton PA School District GO	4.000%	12/1/41	1,750	1,700
[12]	Scranton PA School District GO	4.125%	12/1/43	1,450	1,417
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,219
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,122
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	122
	Seneca Valley School District GO	4.000%	4/1/35	1,875	1,991
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,070
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	933
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.240%	2/1/23	8,400	8,400
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,232
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/34	790	909
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/39	1,000	997
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/40	1,000	993
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,758
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,013
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,609
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,282
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	21,643
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	10,043
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	34,109
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	16,601
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	7,801
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,970
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	647
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,579
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,742
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,807
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,134
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,727
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,355
	Township of Bensalem PA GO, Prere.	5.000%	6/1/23	110	111
[4]	Trinity Area School District GO	4.000%	11/1/37	600	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,777
[4]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,779
[4]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,264
	Twin Valley School District GO	3.000%	4/1/28	1,000	1,020
	Twin Valley School District GO	3.000%	4/1/29	500	509
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,173
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,217
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,111
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,254
	Washington County Authority College & University Revenue VRDO	1.550%	2/2/23	4,100	4,100
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,305
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,083
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	640
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	658
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	673
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,386
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,422
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,457
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	7,171
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	150
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	232
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	234
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	352
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	352
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	432
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	762
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	605
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,236
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,332
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,029
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	William Penn School District GO	3.000%	11/15/39	1,000	898
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,327
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,376
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,428
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,487
					3,873,249
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,449	3,466
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	16,274	15,241
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	76,623	78,384
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	90,864	95,170
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	96,902	103,023
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	66,410	72,024
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	63,454	36,749
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	20,751	19,402
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	21,119	19,182
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	20,730	21,377
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,790	5,941
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,000	1,028
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	9,500	9,665
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	3,025	1,902
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,313
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,672
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	2,888
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	2,995
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,195
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	456
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	250
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	676
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.550%	11/15/30	5,000	5,115
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	445
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	50
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	34
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	28
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	41
[4,6]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,117
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,661	2,505
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	46,632	38,450
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	56,275	42,106
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	7,925
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	2,917
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	264,082	252,812
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	19,537
					873,461
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,582
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	558
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	691
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,656

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	522
Rhode Island GO	3.000%	5/1/32	8,170	8,293
Rhode Island GO	3.000%	5/1/33	8,420	8,526
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,175
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	566
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	453
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	290
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	441
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	453
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	471
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	565
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	506
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	514
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	116
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	541
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	575
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	690
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/37	395	448
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	451
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	866
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	814
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	596
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,049
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,416
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,645
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,100
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,098
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,146
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	984
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,106
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	5,613
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	945
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,323
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,631
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,865
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	3,000	3,220
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	3,023
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/37	3,480	3,635
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,701
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	5,000	5,133
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,647
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,252
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	2,500	2,543
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	3,039
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,404
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,454
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	2,775	2,807
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	3,605	3,627
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	16,420	16,193
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,682
					157,657
South Carolina (1.4%)
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	8,239
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	701
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,388
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	715

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,145
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	851
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,281
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,010
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	888
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	552
Charleston County SC GO	5.000%	11/1/25	7,660	8,241
Charleston County SC GO	4.000%	11/1/34	7,410	7,885
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	10,365
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	788
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,064
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,125
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	698
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,670
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,665
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,116
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,670	5,690
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	706
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	695
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	631
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	623
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	768
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	878
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	978
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,590	7,544
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,293
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	975
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,135
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	981
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,110
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	160
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,906
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,498
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,232

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,182
Kershaw County SC School District GO	5.000%	3/1/29	8,210	9,210
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,174
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,630
Lancaster County SC School District GO	4.000%	3/1/32	6,160	6,519
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,117
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,354
Lexington & Richland School District No. 5 GO	4.000%	3/1/29	4,000	4,398
Lexington & Richland School District No. 5 GO	4.000%	3/1/30	12,000	13,318
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,179
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,374
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,640
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,793
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,593
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,336
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	413
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	299
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,143
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,274
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,743
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,659
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,034
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,033
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,838
Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,554
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,105
Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,189
Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,546
Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	5,450
Orangeburg County School District Appropriations Revenue	5.000%	6/1/33	1,465	1,606
Orangeburg County School District Appropriations Revenue	5.000%	6/1/34	1,785	1,950
Orangeburg County School District Appropriations Revenue	5.000%	6/1/35	2,040	2,203
Orangeburg County School District Appropriations Revenue	5.000%	6/1/36	2,320	2,478
Orangeburg County School District Appropriations Revenue	5.000%	6/1/37	2,620	2,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/38	2,790	2,942
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/39	2,285	2,402
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/40	3,450	3,618
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/41	1,810	1,897
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	50,116
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/28	500	556
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/29	500	562
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/30	500	568
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/31	250	287
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/32	500	571
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/33	810	917
	Patriots Energy Group Nuclear Revenue	5.000%	6/1/34	1,000	1,126
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/35	725	749
	Patriots Energy Group Nuclear Revenue	2.000%	6/1/37	500	379
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/38	600	601
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/39	575	576
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/40	600	597
[8]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,336
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,090
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,122
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,703
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,452
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,948
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	27,410	28,888
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,698
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,249
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,288
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,547
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,116
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,646
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	4.000%	6/1/36	4,250	3,712
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	12,148
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,705
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,072
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	970
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	544
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	548
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,590
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,592
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	11,031
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,960
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,651
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,310
[2,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	13,400	13,400
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	11,889
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	7,950
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	664
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	533
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,066
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	2,092
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,592
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	11,456
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	2,675	3,002
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,215
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	13,139
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,055
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	17,122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,254
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	14,173
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,147
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,394
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	4,386
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	10,404
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,611
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	506
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,733
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,663
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,344
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,233
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,641
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,829
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,308
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,755
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,674
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	4,933
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,656
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	27,922
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	6,311
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	6,505
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	13,796
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,249
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	12,373
South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	8,183
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,456
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	6,129
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,540
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	6,221
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,720
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,092
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,953
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	4,084
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,410
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	420
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,407
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	5,900	6,092
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	4,822
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,800	1,564
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	1,250	1,262
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,260	5,227
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	14,005	15,026
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	15,820
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	33,916
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,800	1,980
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	251
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,805
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,355
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	325
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	5,087
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	567
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	3,073
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	565
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	3,012
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	595
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,242
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,049
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,073
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,519
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,043
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,538
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/35	2,730	3,173
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,903
					950,248
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	682
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	675
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,318
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	704
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,329
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,441
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,903
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,065
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,889
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,474
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,307
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,239
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,973
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,919
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,516
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,068
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,720
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	26,158
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	5,380	5,291
[12]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,030	3,385
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,034
					92,406
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,718
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,534
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,379
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,433
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,098
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,003
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	791
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,063
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	801
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,468
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	709
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,493
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,469
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,472
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,769
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,677
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,590
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,951
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.240%	2/1/23	3,765	3,765
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	1.260%	2/1/23	7,880	7,880
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,468
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	2,027
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,686
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,488
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	737
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	1,026
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,949
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,803
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,887
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,348
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,162
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,786
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	997
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,420
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	34
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	180	191
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	260	275
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	270	286

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	220	233
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	57
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	140	160
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	100	114
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	57
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	120	137
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,114
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,574
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	212
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	6,542
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,660
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,206
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,674
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,089
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,151
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,153
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	955
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,624
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,487
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,311
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,899
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,390
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,074
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	2,255	2,328
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	4,928
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,173
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	555
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	567

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	575
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,868
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,948
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,042
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,127
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,647
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,027
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,015
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	262
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	403
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	213
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,730	1,543
Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	6,480	7,312
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	2,300	2,386
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,198
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,112
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,112
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,346
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,390
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,156
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	834
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,109
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,325
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,362
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,146
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	9,379
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	15,523
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,993
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,875
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	422
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,694
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	714
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,903
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,595
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,419
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	346
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,722
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	687
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,236
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,515
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.240%	2/1/23	3,400	3,400
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	1.240%	2/1/23	100	100
	Murfreesboro TN GO	4.000%	6/1/27	4,965	5,168
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue CP	2.400%	2/9/23	12,000	12,001
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,571
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,020
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,746
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	1,500	1,354
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	905
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	1.220%	2/1/23	6,000	6,000
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,433
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,630
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.220%	2/1/23	24,800	24,800
	Shelby County TN GO	5.000%	3/1/26	1,165	1,168
	Shelby County TN GO	3.125%	4/1/32	6,145	6,260
	Shelby County TN GO	4.000%	4/1/33	6,055	6,540
	Shelby County TN GO	4.000%	4/1/35	7,200	7,665
[2,5]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	1.550%	2/1/23	12,775	12,775
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	53,498
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	118,555	121,461
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	76,235	76,410
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	16,215	16,369
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,039
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,921
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,335
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	23,356
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,377
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	1,082
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,907
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	41,685	41,729
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	18,372
[12]	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	47,910	50,105
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	17,505	18,770
	Tennessee GO	5.000%	9/1/36	5,005	5,531
	Tennessee GO	5.000%	9/1/37	5,005	5,509
	Tennessee GO, Prere.	5.000%	9/1/24	2,000	2,081
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,925
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,228
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,197
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,475
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,460	4,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,305	4,357
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,491
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,019
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	6,113
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,150
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,411
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,627
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,464
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,569
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,203
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	4,185	4,474
					860,532
Texas (9.4%)
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,350
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,425
	Alamo Community College District GO	5.000%	8/15/27	1,250	1,399
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,524
	Alamo Community College District GO	5.000%	2/15/29	3,140	3,627
	Alamo Community College District GO	5.000%	8/15/29	2,500	2,916
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,580
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,265
[16]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	884
[16]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	857
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,835
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,593
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,274
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,228
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,952
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,139
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,324
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,529
[16]	Aldine Independent School District GO	5.000%	2/15/28	1,945	2,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,450
[16]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,171
[16]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,853
[16]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,904
[16]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,150
[16]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,074
[16]	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	5,853
[16]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,285
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	265
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	210
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	337
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	76
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	269
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	532
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	80
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	546
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	84
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	327
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	402
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	346
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,654
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	382
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,274
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	150
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,119
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,525
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	914
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,905
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	477
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,650
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,210
[16]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,082
[16]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,688
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,468
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	835
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,112
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,740
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,876
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,302
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,631
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,531
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,995
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,161
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,020
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,291
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,411
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,634
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	3,104
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	884
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	896
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,664
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	3,037
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,504
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,638
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,629
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,717
[16]	Aubrey Independent School District GO	5.000%	2/15/39	5,055	5,769
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	405	410
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,054
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,636
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,103
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,863
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	714
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	878
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,120
[12]	Austin Independent School District GO	5.000%	8/1/29	1,250	1,461
[12]	Austin Independent School District GO	5.000%	8/1/37	3,285	3,842
[12]	Austin Independent School District GO	5.000%	8/1/38	3,250	3,789
[12]	Austin Independent School District GO	5.000%	8/1/39	3,000	3,480
[16]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,271
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,224
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,390
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,056
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	4,760
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,004
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	6,000	6,007
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,960
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,585
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,781
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,277
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,809
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,271
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,320
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,328
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,378
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,259
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,290
	Austin TX GO	5.000%	9/1/26	10,000	10,692
	Austin TX GO	5.000%	9/1/27	6,530	7,160
	Austin TX GO	5.000%	9/1/29	2,855	2,976
	Austin TX GO	5.000%	9/1/30	1,240	1,293
	Austin TX GO	5.000%	9/1/33	4,315	4,486
	Austin TX GO CP	1.700%	2/6/23	8,750	8,750
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,632
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,768
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,990
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,450
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,110
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	4,151
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,297
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	1,834
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,752
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,772
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,244
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	9,368
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,299
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,736
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,716
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,267
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,656
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/41	2,000	2,024
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,630
[12]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,990
[16]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	8,312
[16]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,716
	Bell County TX GO	5.000%	2/15/26	1,000	1,081
[16]	Belton Independent School District GO	5.000%	2/15/28	540	611
[16]	Belton Independent School District GO	5.000%	2/15/29	1,530	1,766
[16]	Belton Independent School District GO	5.000%	2/15/29	645	745
[16]	Belton Independent School District GO	5.000%	2/15/30	555	653
[16]	Belton Independent School District GO	5.000%	2/15/31	520	624
[16]	Belton Independent School District GO	5.000%	2/15/33	385	457
[16]	Belton Independent School District GO	5.000%	2/15/36	740	850
[16]	Belton Independent School District GO	4.000%	2/15/37	570	598
[16]	Belton Independent School District GO	4.000%	2/15/38	875	912
[16]	Belton Independent School District GO	4.000%	2/15/39	910	943
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,817
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,391
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,988
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,880
	Bexar County TX GO	5.000%	6/15/27	5,000	5,444
	Bexar County TX GO	5.000%	6/15/28	4,370	4,755
	Bexar County TX GO	4.000%	6/15/34	2,000	2,071
	Bexar County TX GO	4.000%	6/15/34	1,260	1,317
	Bexar County TX GO	4.000%	6/15/35	3,565	3,716
	Bexar County TX GO	5.000%	6/15/36	3,550	3,857
	Bexar County TX GO	4.000%	6/15/37	3,315	3,375
	Bexar County TX GO	4.000%	6/15/38	2,860	2,916
	Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	41,898
	Bexar County TX GO, Prere.	5.000%	6/15/23	160	162
	Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,179
	Bexar County TX GO, Prere.	5.000%	6/15/26	4,850	5,297
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	11,019
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	5,000	6,112
[16]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,128
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,191
[5]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	210
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,429
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,204

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,349
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,404
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,949
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,963
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,091
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	7,028
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,725
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,344
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,339
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,773
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	871
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	898
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,490
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,054
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,123
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	925
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	683
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,777
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,343
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,614
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,152
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,088
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,116
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	864
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,880
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,235
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,115
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,376
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,147
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,751

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,135
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,194
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,421
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	857
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,221
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,169
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,090
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,145
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	764
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	976
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	600	672
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,160
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,052
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,429
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,112
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,895
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,524
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,471
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,825
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,305
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,079
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,602
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,155
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,754
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,052
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,681
Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	899
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	10,000	9,957
Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,510
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,326
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,662
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,225
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,699
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	37,245
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,583
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	41,920
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	56,470
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,554
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	35,533
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,714
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,141
[16]	Channelview Independent School District GO	2.000%	8/15/40	1,000	727
[16]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,943
[16]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	4,921
[16]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	3,165	3,012
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	465	542
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	432
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	491
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	385
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	871
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	552
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,223
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	570
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	420
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	416
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	513
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	781
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,073
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,130	1,107
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,186
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,234
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,848
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	681
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,203
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	1,018
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,158
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,027
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,424
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,515
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,510
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,400	1,403
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,396
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/32	1,765	2,059
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/33	2,010	2,322
	Clifton Higher Education Finance Corp. College & University Revenue	5.000%	8/15/35	1,125	1,265
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	8/15/36	1,170	1,325
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	8/15/37	1,250	1,402
	Collin County TX GO	5.000%	2/15/33	2,000	2,287
	Collin County TX GO	4.000%	2/15/38	2,480	2,547
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,845
[16]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,775
[16]	Comal Independent School District GO	5.000%	2/1/27	6,440	6,954
[16]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,799
[16]	Comal Independent School District GO	5.000%	2/1/32	850	1,016
[16]	Comal Independent School District GO	4.000%	2/1/33	1,875	2,054
[16]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,483
[16]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,377
[16]	Community Independent School District GO	5.000%	2/15/37	1,205	1,378
[16]	Community Independent School District GO	5.000%	2/15/39	1,440	1,631
[16]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,739
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	141
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	194
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	174
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	194
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	273
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	297
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	318
	Conroe TX GO	5.000%	11/15/26	980	1,078
	Conroe TX GO	5.000%	11/15/27	1,015	1,141
	Conroe TX GO	5.000%	11/15/28	1,720	1,974
	Conroe TX GO	5.000%	3/1/34	300	359
	Conroe TX GO	5.000%	11/15/34	240	288
	Conroe TX GO	5.000%	3/1/35	435	514
	Conroe TX GO	5.000%	11/15/35	210	248
	Conroe TX GO	5.000%	3/1/36	465	541
	Conroe TX GO	5.000%	11/15/36	420	491
	Conroe TX GO	4.000%	3/1/37	905	945
	Conroe TX GO	4.000%	11/15/37	915	958
	Conroe TX GO	4.125%	11/15/38	955	992
	Conroe TX GO	5.000%	11/15/39	450	517
	Conroe TX GO	5.000%	11/15/40	630	720
	Conroe TX GO	4.250%	3/1/41	1,135	1,179
	Conroe TX GO	5.000%	11/15/42	475	539
[16]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,472
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,715
[16]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,078
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,304
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	5,506
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	5,781
	Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,245
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	143
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	200	233
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/32	300	359
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	593
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	967
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	2,057
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,268
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,861
[16]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	825
[16]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,173
[16]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,200
[16]	Crandall Independent School District GO	4.000%	8/15/42	805	821
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,284
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,411
[16]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/35	2,750	3,277
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,483
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,538
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,101
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,353

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	12,045
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,398
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,365	11,150
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,030	9,714
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,144
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,787
Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,815
Dallas County Hospital District GO	5.000%	8/15/31	15,395	17,267
Dallas County Hospital District GO	5.000%	8/15/32	14,520	16,229
Dallas County TX	5.000%	8/15/40	3,560	4,113
Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,192
Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,790
Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,648
Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	9,056
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,087
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	10,059
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	8,033
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,284
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	7,005
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	9,340
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	15,274
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	11,497
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	12,816
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,291
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,065	2,439
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	21,550	22,745
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,818
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,774
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,778
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,183
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,179
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,846
[12,16]	Dallas Independent School District GO	5.000%	2/15/36	3,750	4,407
	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,958
[12,16]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,795
[12,16]	Dallas Independent School District GO	5.000%	2/15/38	3,000	3,486
[12,16]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,617
[16]	Dallas Independent School District GO, Prere.	5.000%	2/15/25	7,500	7,889
	Dallas TX GO	5.000%	2/15/29	3,800	4,377
	Dallas TX GO	5.000%	2/15/30	4,500	5,263
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,244
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,258
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,793
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,789
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,473
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,302
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,774
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,794
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	1,003
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,750
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	150
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	4,176
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	4,060	4,493
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	2,178
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,398
[16]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,593
[16]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,581
[16]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	2,028
[16]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,627
[16]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,109
[16]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	4,009
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,149
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,061
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,814
	Denton County TX GO	5.000%	7/15/24	1,610	1,670
	Denton County TX GO	5.000%	7/15/25	1,830	1,947
[16]	Denton Independent School District GO	5.000%	8/15/30	7,775	8,370
[16]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,481
[16]	Denton Independent School District GO	3.000%	8/15/43	2,500	2,142
[16]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,286
	Denton TX GO	4.000%	2/15/34	2,630	2,735
	Denton TX GO	4.000%	2/15/42	2,675	2,737
[16]	Dickinson Independent School District GO PUT	0.250%	8/1/23	2,750	2,706
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	1,926
[16]	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,049
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	11,322
[16]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	11,120	11,674
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,428
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	2,092
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,181
	Ector County Hospital District GO	5.000%	9/15/29	780	845
	Ector County Hospital District GO	5.000%	9/15/30	850	930
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,897
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,395
[8]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,033
[16]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,813
[16]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,390
[16]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,281
[16]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,827
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,288
	El Paso TX GO	5.000%	8/15/28	1,000	1,140
	El Paso TX GO	5.000%	8/15/28	1,440	1,642
	El Paso TX GO	5.000%	8/15/28	600	684
	El Paso TX GO	5.000%	8/15/29	1,395	1,622
	El Paso TX GO	5.000%	8/15/29	785	913
	El Paso TX GO	5.000%	8/15/29	1,005	1,097
	El Paso TX GO	5.000%	8/15/29	700	814
	El Paso TX GO	4.000%	8/15/30	3,480	3,652
	El Paso TX GO	5.000%	8/15/30	1,050	1,220
	El Paso TX GO	5.000%	8/15/30	840	995
	El Paso TX GO	5.000%	8/15/30	545	646
	El Paso TX GO	5.000%	8/15/31	4,050	4,416
	El Paso TX GO	5.000%	8/15/31	1,485	1,725
	El Paso TX GO	5.000%	8/15/31	650	755
	El Paso TX GO	5.000%	8/15/32	3,625	3,948
	El Paso TX GO	5.000%	8/15/32	1,025	1,188
	El Paso TX GO	5.000%	8/15/32	680	788
	El Paso TX GO	3.000%	8/15/33	375	373
	El Paso TX GO	5.000%	8/15/33	1,300	1,498
	El Paso TX GO	5.000%	8/15/33	1,500	1,729
	El Paso TX GO	3.000%	8/15/34	710	698
	El Paso TX GO	4.000%	8/15/34	435	464
	El Paso TX GO	5.000%	8/15/34	4,570	4,945
	El Paso TX GO	3.000%	8/15/35	430	409
	El Paso TX GO	4.000%	8/15/35	1,000	1,049
	El Paso TX GO	4.000%	8/15/35	1,075	1,128
	El Paso TX GO	4.000%	8/15/35	450	473
	El Paso TX GO	5.000%	8/15/35	4,795	5,159
	El Paso TX GO	5.000%	8/15/35	1,150	1,236
	El Paso TX GO	3.000%	8/15/36	485	453
	El Paso TX GO	4.000%	8/15/36	1,010	1,046
	El Paso TX GO	4.000%	8/15/36	1,000	1,036
	El Paso TX GO	4.000%	8/15/36	500	519
	El Paso TX GO	5.000%	8/15/36	4,005	4,280
	El Paso TX GO	5.000%	8/15/36	5,035	5,381
	El Paso TX GO	4.000%	8/15/37	500	513
	El Paso TX GO	4.000%	8/15/37	1,110	1,138
	El Paso TX GO	4.000%	8/15/37	680	699
	El Paso TX GO	3.000%	8/15/38	720	658
	El Paso TX GO	4.000%	8/15/38	1,155	1,175
	El Paso TX GO	4.000%	8/15/38	1,000	1,020
	El Paso TX GO	4.000%	8/15/39	1,000	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	4.000%	8/15/40	1,000	1,008
	El Paso TX GO	5.000%	8/15/42	9,500	10,011
	El Paso TX GO, Prere.	5.000%	8/15/23	1,000	1,014
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,798
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,206
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	3,199
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,775
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	4,081
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	5,224
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,614
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,683
[16]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,567
[16]	Forney Independent School District GO	5.000%	8/15/35	2,700	3,174
[16]	Forney Independent School District GO	5.000%	8/15/40	10,745	12,243
[16]	Forney Independent School District GO	4.000%	8/15/41	8,000	8,124
[16]	Forney Independent School District GO	4.000%	8/15/42	8,000	8,102
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	365
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	239
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	733
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	341
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	731
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	506
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	790
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	585
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	343
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	401
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	822
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	449
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	867
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,465
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	405
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,260
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,559
[16]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,521
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,139
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	6,503
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,614
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,901
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,080
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,887
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,162
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,854
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	4,012
[16]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,585
[16]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,192
[16]	Frenship Independent School District GO	3.000%	2/15/36	1,000	946
[16]	Frenship Independent School District GO	3.000%	2/15/38	1,000	919
[16]	Friendswood Independent School District GO	4.000%	2/15/29	800	865
[16]	Friendswood Independent School District GO	4.000%	2/15/30	950	1,035
[16]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,852
[16]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,135
[16]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,756
[16]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,368
[16]	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,023
[16]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,306
	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,702
	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,336
	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,923
	Frisco TX GO	5.000%	2/15/26	2,790	2,928
	Frisco TX GO	5.000%	2/15/27	5,475	5,914
	Frisco TX GO	5.000%	2/15/29	2,505	2,704
[16]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,510
[16]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,149
[16]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,045
[16]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,066
[16]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,151
[16]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,115
	Galveston County TX GO	4.000%	2/1/26	1,575	1,651
	Galveston County TX GO	4.000%	2/1/27	1,565	1,663
	Galveston County TX GO	4.000%	2/1/28	1,460	1,547
	Galveston County TX GO	4.000%	2/1/29	1,055	1,117
	Galveston County TX GO	5.000%	2/1/30	1,195	1,322
	Galveston County TX GO	4.000%	2/1/32	1,195	1,257
[16]	Galveston Independent School District GO	5.000%	2/1/32	750	879
[16]	Galveston Independent School District GO	5.000%	2/1/33	725	845
[16]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,159
[16]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,409
[16]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,189
[16]	Galveston Independent School District GO	4.000%	2/1/38	4,000	4,146
[16]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,645
[16]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,351
[16]	Galveston Independent School District GO	4.000%	2/1/41	5,000	5,062
[16]	Galveston Independent School District GO	4.000%	2/1/42	5,775	5,811
[16]	Garland Independent School District GO	5.000%	2/15/26	4,125	4,344
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,446
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,240
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,534
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,073
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,408
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,070
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,023
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,246
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,107
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,135
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,038
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,099
[16]	Godley Independent School District GO	3.000%	2/15/40	1,000	894
[16]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,779
[16]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,460
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,119
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	1,135	1,250
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,508
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,328
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,397
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,120	20,172
[11]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	5,500	6,049
[16]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,535
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	512
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	548
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	584
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	931
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,894
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,400
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,132
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,865
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,599
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,842
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,785
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	128
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	102
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	143
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	173
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	111
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/36	100	101
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/37	200	201
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	2,007
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	327
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	441
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	516
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	544
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	844
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	240
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	633
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	444
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	341
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	702
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	802
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,014
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,153
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,123
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,174
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,350
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,875
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,718
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,333
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,306
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,432
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,311
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,416
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,807
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,016
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,322
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	2,817
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,569
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,012
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue CP	0.000%	2/1/23	88,000	88,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,106
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,837
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.200%	2/1/23	6,300	6,300
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	2,620	2,620
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 1M USD LIBOR + 0.650%	3.708%	11/15/46	2,500	2,507
	Harris County Flood Control District GO	4.000%	10/1/35	3,400	3,623
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,593
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,937
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,686
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,083
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	10,687
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	5,607
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,286
[2,5]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.300%	2/1/23	46,565	46,565
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	27,750	27,750
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	23,980	23,980
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,972
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	2,831
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,773
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,252
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,067
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,865
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,314
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,141
	Harris County TX GO	5.000%	10/1/25	5,755	6,169
	Harris County TX GO	5.000%	10/1/25	8,180	8,768
	Harris County TX GO	5.000%	10/1/27	6,335	6,792
	Harris County TX GO	5.000%	10/1/28	6,660	7,141
	Harris County TX GO	5.000%	10/1/29	6,490	6,959
	Harris County TX GO	5.000%	10/1/29	665	782
	Harris County TX GO	5.000%	10/1/30	5,405	5,791
	Harris County TX GO	5.000%	10/1/30	4,000	4,501
	Harris County TX GO	5.000%	10/1/30	800	960
	Harris County TX GO	5.000%	10/1/34	2,700	2,999
	Harris County TX GO	5.000%	10/1/35	4,215	4,468
	Harris County TX GO	4.000%	10/1/36	690	731
	Harris County TX GO	4.000%	10/1/37	765	799
	Harris County TX GO	5.000%	10/1/40	17,000	17,787
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,295
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,604
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,308
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	2,030	1,975
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,089
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,034
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,582
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,330
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,330
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,029
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,407
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,325	4,688
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,188
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,768
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,112
[5]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	225
[5]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	480
	Hays County TX GO	5.000%	2/15/26	1,145	1,239
	Hays County TX GO	5.000%	2/15/26	1,260	1,363
	Hays County TX GO	5.000%	2/15/27	1,105	1,225
	Hays County TX GO	5.000%	2/15/28	1,010	1,119
	Hays County TX GO	5.000%	2/15/28	1,695	1,877
	Hays County TX GO	5.000%	2/15/29	1,830	2,028
	Hays County TX GO	5.000%	2/15/29	1,615	1,789
	Hays County TX GO	5.000%	2/15/30	1,760	1,949
	Hays County TX GO	5.000%	2/15/30	2,175	2,408
	Hays County TX GO	5.000%	2/15/31	3,235	3,581
	Hays County TX GO	5.000%	2/15/31	1,590	1,760
	Hays County TX GO	5.000%	2/15/32	1,800	1,990
	Hays County TX GO	5.000%	2/15/34	1,035	1,142
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	538
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,022
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	539
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,570
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	482
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	1,059
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	661
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,321
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	925	982
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,426
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,539
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	935
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	938
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	987
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	661
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,518
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,041
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,084
[13]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,912
[16]	Houston Independent School District GO	5.000%	2/15/26	1,905	2,061
[16]	Houston Independent School District GO	5.000%	2/15/27	10,605	11,472
[16]	Houston Independent School District GO	5.000%	2/15/28	22,185	24,578
[16]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,195
[16]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,378
[16]	Houston Independent School District GO PUT	3.000%	6/1/24	3,330	3,345
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	5,115
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,136
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,368
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	8,122
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,050	4,788
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,509
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,518
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,180
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,964
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	11,055
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,043
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,040
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,402
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	6,324
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,831
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,284
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	16,632
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	10,979
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,320
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,954
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,730
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,000	3,251
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	39,639
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	1,042
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,684
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	5,731
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,749
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,430
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,298
	Houston TX GO	5.000%	3/1/25	1,600	1,687
	Houston TX GO	5.000%	3/1/26	10,000	10,811
	Houston TX GO	5.000%	3/1/27	9,800	10,600
	Houston TX GO	5.000%	3/1/27	6,025	6,657
	Houston TX GO	5.000%	3/1/28	10,025	11,080
	Houston TX GO	5.000%	3/1/29	6,000	6,612
	Houston TX GO	5.000%	3/1/31	5,195	5,596
	Houston TX GO	5.000%	3/1/32	3,840	4,130
	Houston TX GO	4.000%	3/1/33	5,000	5,226
	Houston TX GO	4.000%	3/1/33	2,340	2,539
	Houston TX GO	5.000%	3/1/33	1,105	1,186
	Houston TX GO	4.000%	3/1/34	580	623
	Houston TX GO	4.000%	3/1/35	3,000	3,090
	Houston TX GO	4.000%	3/1/35	665	702
	Houston TX GO	3.000%	3/1/36	1,015	943
	Houston TX GO	3.000%	3/1/37	3,500	3,168
	Houston TX GO	3.000%	3/1/38	3,250	2,901
	Houston TX GO	3.000%	3/1/39	2,500	2,201
	Houston TX GO	3.000%	3/1/40	2,000	1,741
	Houston TX GO	3.000%	3/1/41	3,170	2,724
	Houston TX GO, Prere.	5.000%	3/1/24	4,000	4,110
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,703
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,491
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,560
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	474
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	478
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	464
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	313
[16]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,749
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	15,573
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	128
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	157
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	169
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	218
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	157
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	162
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	162
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	162
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	187
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	264
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	314
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	312
[16]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,125
[5]	Justin TX Special Assessment Revenue	3.000%	9/1/31	250	217
[5]	Justin TX Special Assessment Revenue	3.375%	9/1/41	500	395
[16]	Katy Independent School District GO	5.000%	2/15/25	2,560	2,699
[16]	Katy Independent School District GO	5.000%	2/15/34	7,560	8,141
[16]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,033
[16]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,286
[16]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,049
[16]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,029
[16]	Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,269
[16]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,172
[16]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,254
[5,12]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	504
[5,12]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,530
[16]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,051
[16]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,201
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/28	280	295
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/29	275	292
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/30	300	320
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/31	325	349
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/32	475	476
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/33	450	448
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/34	625	559
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/35	475	464
	Lake Houston Redevelopment Authority Lease Revenue	4.000%	9/1/36	475	457
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/38	825	676
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/39	975	786
	Lake Houston Redevelopment Authority Lease Revenue	3.000%	9/1/40	900	711
[5]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	392
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,326
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,737
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,184
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,675
[16]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,045
[16]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,043
[16]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,000	2,051
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,000	2,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,559
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	313
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	244
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	566
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	410
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	381
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	633
[5]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	480
[5]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,147
[16]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,147
[16]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,330
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,778
[16]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,740
[16]	Lewisville Independent School District GO	5.000%	8/15/28	5,000	5,702
[16]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,761
[16]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,474
[16]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,383
[16]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,533
[16]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,193
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	602
[5]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	188
	Lone Star College System GO	5.000%	2/15/28	4,045	4,569
	Lone Star College System GO	5.000%	2/15/29	2,505	2,889
[16]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	1,032
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	11,310
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/36	10,235	11,759
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/39	6,080	6,820
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,898
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,610
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,701
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,142
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,477
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,234
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,103
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,196
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,134
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,465	1,690

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/31	655	781
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/32	1,700	2,004
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/33	1,050	1,234
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/34	3,015	3,523
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/35	2,600	3,001
Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/36	5,250	5,970
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,118
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	2,884
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,141
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	1,996
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,563
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,409
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,439
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	4,808
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	1,725
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	2,000	2,300
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,045
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,423
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	2,500	2,846
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,179
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,653
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,190
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	2,957
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,231
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,642
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,275	2,408
Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	5,455
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	4,629
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	4,598
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,716
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,480
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	8,000	8,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,487
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	8,548
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,235
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,380
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,365
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,491
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	4,052
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,233
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,427
[4]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,210
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/34	1,825	1,935
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/35	4,415	4,622
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/36	3,620	3,747
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/37	7,510	6,834
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/38	3,420	3,479
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,000	1,013
	Lubbock TX Electric Light & Power System Revenue	3.000%	4/15/40	10,095	8,695
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/41	4,500	4,520
	Lubbock TX GO	4.000%	2/15/31	1,525	1,586
	Lubbock TX GO	4.000%	2/15/32	1,425	1,477
	Lubbock TX GO	4.000%	2/15/33	1,000	1,031
	Mainland College GO	4.000%	8/15/30	650	716
	Mainland College GO	4.000%	8/15/31	795	870
	Mainland College GO	4.000%	8/15/32	560	608
	Mainland College GO	4.000%	8/15/33	510	552
	Mainland College GO	4.000%	8/15/34	635	679
	Mainland College GO	4.000%	8/15/35	500	528
	Mainland College GO	4.000%	8/15/36	1,000	1,044
	Mainland College GO	4.000%	8/15/37	750	775
	Mainland College GO	4.000%	8/15/38	750	763
	Mainland College GO	4.000%	8/15/39	1,680	1,707
	Mainland College GO	4.000%	8/15/40	895	909
[16]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,138
[16]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,126
[16]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,144
[16]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	2,157
[16]	Manor Independent School District GO	5.000%	8/1/29	2,115	2,461
[16]	Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,003
	Mansfield TX GO	5.000%	2/15/39	1,000	1,151
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	9,188
[16]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,200
[16]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,456
[16]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,435
	McKinney TX GO	5.000%	8/15/32	300	366
	McKinney TX GO	5.000%	8/15/33	275	333
	McKinney TX GO	3.500%	8/15/34	775	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKinney TX GO	3.625%	8/15/35	780	804
	McKinney TX GO	3.750%	8/15/37	1,065	1,076
	McKinney TX GO	3.875%	8/15/39	1,830	1,846
	McKinney TX GO	3.875%	8/15/40	1,900	1,907
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	422
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	842
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	598
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	675
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,169
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	868
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	864
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,146
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	826
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,132
[17]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	710
[16]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,280
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	162
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	245
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	541
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	705
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	729
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,559
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,130
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	1,858
	Montgomery County TX GO	4.000%	3/1/29	11,625	12,515
	Montgomery County TX GO	4.000%	3/1/30	13,500	14,487
	Montgomery County TX GO	5.000%	3/1/31	16,450	17,722
	Montgomery County TX GO	5.000%	3/1/32	16,910	18,176
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,662
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,936
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,761
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,208
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,404
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,066
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,812
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,534
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/32	840	735
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/37	1,155	943
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/42	1,825	1,405
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,200	3,199
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,469
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	285	283
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,655
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,310
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,635	1,695
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,400
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,625
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,515
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,259
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,411
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,051
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,369
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,521
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,598
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,679
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,504
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,156
[16]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,309
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,307
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,510
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	552
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	407
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	715
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	551
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	221
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/31	1,000	966
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,399
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	9,022
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,996
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	8,471
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,294
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	3,626
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	10,943
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,095
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,903
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,894
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,413
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,258
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,941
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	11,443
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,846
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,303
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,889
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	14,176
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	50,134
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	17,036
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,852
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,234
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,687
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,163
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	46,402
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,685
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,613
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,141
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,137
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	34,411
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,594
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,628
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,530
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,648
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,755
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,086
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,415
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,327
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,521
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,386
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,546
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,205
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	16,155
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,036
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,244
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,363
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,887
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,120
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,519
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	12,188
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	340	341
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	2,007
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,716
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	5,250	5,328
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,634
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,127
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,304
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,449
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	4,084
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	10,000	7,327
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,368
[16]	Northside Independent School District GO	4.000%	6/1/36	1,000	1,041
[16]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,442
[16]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,961
[16]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,528
[16]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,468
[16]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,317
[16]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,581
[16]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,366
	Nueces County TX GO	4.000%	2/15/34	480	518
	Nueces County TX GO	4.000%	2/15/36	640	670
	Nueces County TX GO	4.000%	2/15/39	1,250	1,274
	Odessa Junior College District GO	5.000%	8/15/26	770	840
	Odessa Junior College District GO	5.000%	8/15/28	660	737
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,259
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,964
	Odessa TX GO	3.000%	3/1/33	5,355	5,400
	Odessa TX GO	3.000%	3/1/34	2,685	2,680
	Odessa TX GO	3.000%	3/1/35	2,425	2,368
[16]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,749
[16]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,298
[16]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,806
[16]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,285
[16]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,408
[16]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,508
[16]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,063
	Pasadena TX GO	4.000%	2/15/30	1,765	1,817
[16]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,270
[16]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,218
[16]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,076
	Pearland TX GO	5.000%	3/1/30	9,575	10,339
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,422
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,795
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	1,700	1,777
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/37	2,000	2,063
[16]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	2,600	2,606
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,652
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,251
[16]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,820
[16]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,689
[16]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,322
[16]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,200
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	237
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	261
[5]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	719
[16]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,803
[16]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,135
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,144
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,189
[16]	Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	1,758
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,743
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,419
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,655
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,320
[16]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,489
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,037
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	946
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	845
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,487
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	975
[16]	Richardson Independent School District GO	5.000%	2/15/29	1,350	1,563
[16]	Richardson Independent School District GO	5.000%	2/15/30	1,600	1,889
[16]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,496
[16]	Richardson Independent School District GO	3.000%	2/15/39	1,000	896
[16]	Richardson Independent School District GO	5.000%	2/15/40	4,340	5,005
[16]	Richardson Independent School District GO	3.000%	2/15/41	1,000	855
[16]	Richardson Independent School District GO	5.000%	2/15/41	3,510	4,027
[16]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,767
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	217
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,853
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,423
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,763
[16]	San Antonio Independent School District GO	3.000%	8/15/38	1,170	1,071
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	2,131
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,398
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,513
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	685
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,594
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,733
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,807
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,914
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/33	20,000	24,189
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	17,500	20,989
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	21,625	25,535
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/36	35,700	41,628
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/37	36,485	42,137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	40,320
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,839
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	398

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	13,114
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	407
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	8,285
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	16,515
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	485	545
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,656
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	6,176
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,227
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	12,063
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,775
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	12,673
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,527
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,305
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,071
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,423
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,862
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,591
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,203
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,834
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,660
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,670	1,999
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,912
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	34,555
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,383
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	2,765	3,288
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	21,025
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	2,200	2,546
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	2,056
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,316
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,139
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,313
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	17,765
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,980
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,920
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,300
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,240
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	5,031
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,703
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,852
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,654
	San Antonio TX Electric & Gas Systems Revenue Electric Power & Light Revenue, ETM	5.000%	2/1/24	1,000	1,026
	San Antonio TX GO	5.000%	2/1/25	10,000	10,527
	San Antonio TX GO	5.000%	2/1/27	4,915	5,173
	San Antonio TX GO	4.000%	8/1/35	9,170	9,690
	San Antonio TX GO	4.000%	8/1/35	2,355	2,553
	San Antonio TX GO	4.000%	8/1/36	2,235	2,383
	San Antonio TX GO	4.000%	8/1/37	5,000	5,263
	San Antonio TX GO	3.000%	8/1/38	2,625	2,450
	San Antonio TX GO	3.000%	8/1/39	2,705	2,469
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,228
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,075
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,794
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,025
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,152
[16]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,874
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	6,643
[16]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,598
[16]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,830
[16]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,093
[16]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,174
[16]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,171
[16]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,979
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,233
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,513
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,630
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	7,044
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,972
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,823
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,586
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,577
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	4,097
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	6,021
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,478
	San Antonio Water System Water Revenue	4.000%	5/15/40	14,000	14,082
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,844
	San Antonio Water System Water Revenue	4.000%	5/15/41	4,685	4,739
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,839
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,560
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,085
	San Jacinto Community College District GO	4.000%	2/15/35	750	801
	San Jacinto Community College District GO	4.000%	2/15/36	700	733
	San Marcos TX GO	4.000%	8/15/36	1,280	1,333
[16]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,559
[16]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,984
[16]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,621
[16]	Sherman Independent School District GO	4.000%	2/15/30	3,400	3,775
[16]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,481
[16]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,582
[16]	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,205
[16]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,970
[16]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,785
[16]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,567
	South Texas College GO, Prere.	5.000%	8/15/23	955	968
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,644
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	865
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,757
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	765
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,956
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	829
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,786
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,411
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,380	3,321
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	3,649
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,291
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,800
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	618
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	224
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	465
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	482
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	238
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	235
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	363
[16]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,839
[16]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,938
[16]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,353
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,527
[16]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,591
[16]	Spring Independent School District GO	5.000%	8/15/33	8,565	9,294
[16]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,728
[16]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,472
[16]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,445
[16]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,373
[12]	Spring Independent School District GO	4.000%	8/15/39	10,500	10,709
[12]	Spring Independent School District GO	4.000%	8/15/40	5,920	6,008
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	659
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,464
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,096
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,578
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,044
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,363
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,641
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,586
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	943
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	575
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,765
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,333
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,510
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,756
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,278
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	922
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,000	3,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,678
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,871
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,089
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,095
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,563
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	555	628
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,028
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	822
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	2,102
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,520
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,055	2,931
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	820	791
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,359
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	6,980	7,974
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	18,012
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	1.150%	2/1/23	14,900	14,900
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.250%	10/1/23	21,880	22,279
	Tarrant County TX GO	5.000%	7/15/31	500	603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County TX GO	5.000%	7/15/32	500	601
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,128
	Tarrant County TX GO	4.000%	7/15/42	4,050	4,175
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	5,164
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,566
[16]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,551
[16]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,712
[16]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	3,073
[16]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,525
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,665	1,745
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,214
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,145	2,151
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,970	9,857
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	13,400	14,868
	Texas GO	5.000%	4/1/25	3,855	4,074
	Texas GO	5.000%	10/1/27	2,000	2,142
	Texas GO	5.000%	10/1/30	28,615	32,036
	Texas GO	5.000%	4/1/32	15,000	16,200
	Texas GO	5.000%	10/1/32	12,225	13,652
	Texas GO	5.000%	4/1/33	5,000	5,394
	Texas GO	4.000%	10/1/33	3,500	3,691
	Texas GO	5.000%	10/1/33	7,560	8,420
	Texas GO	5.000%	4/1/34	4,010	4,317
	Texas GO	5.000%	10/1/34	11,795	13,061
	Texas GO	5.000%	8/1/35	1,000	1,171
	Texas GO	5.000%	4/1/36	13,000	13,884
	Texas GO	5.000%	4/1/36	19,300	20,613
	Texas GO	5.000%	8/1/36	1,585	1,836
	Texas GO	5.000%	10/1/36	55,945	58,914
	Texas GO	5.000%	4/1/37	8,000	8,524
	Texas GO	5.000%	8/1/37	1,000	1,149
	Texas GO	5.000%	4/1/38	4,300	4,575
	Texas GO	5.000%	4/1/39	10,450	11,099
	Texas GO VRDO	1.690%	2/1/23	20,260	20,260
[2]	Texas GO VRDO	1.690%	2/1/23	20,000	20,000
	Texas GO, Prere.	5.000%	4/1/24	32,025	32,994
	Texas GO, Prere.	5.000%	4/1/24	10,015	10,318
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,596
	Texas GO, Prere.	5.000%	10/1/24	5,320	5,553
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,680
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	17,080	18,152
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,038
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,407
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,253
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	5,374
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	9,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,840	16,896
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	36,830	39,405
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	15,245	21,394
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	918
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,156
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,173
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	11,336
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,436
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,099
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,750	4,882
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,672
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,218
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	9,374
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,270
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,674
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	3,000	3,214
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,242
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,005
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	8,370	8,335
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,309
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,346
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	6,961
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,793
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	4,803
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,065
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,863
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	2,555	2,431
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	9,900	9,577
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	9,370	8,821
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,628
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	2,101
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,599
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,513
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,225
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/32	1,000	1,002
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,653
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,723
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,580
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,098
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,852
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,615
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	30,078
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	175
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,871
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,302
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,608
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,585
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,829
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,860
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	14,159
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,224
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,983
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,685
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,605
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,579
	Texas Water Development Board Water Revenue	5.000%	8/1/30	1,000	1,186
	Texas Water Development Board Water Revenue	4.000%	10/15/32	4,300	4,537
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,504
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,808
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,265
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	6,255
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	19,793
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,462
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	6,177
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,332
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	37,578
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	9,347
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,245	5,620
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,983
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,020
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,559
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,704
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,083
	Texas Water Development Board Water Revenue	4.000%	10/15/37	7,000	7,423
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,431
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,314
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,808
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,571
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,535
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	23,106
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	20,848
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,888
	Texas Water Development Board Water Revenue	4.750%	10/15/42	5,250	5,797
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,405
[16]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,046
[16]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,105
[16]	Tomball Independent School District GO PUT	3.875%	2/15/43	4,190	4,133
	Travis County TX GO	5.000%	3/1/27	2,510	2,721
	Travis County TX GO	5.000%	3/1/28	6,180	6,694
	Travis County TX GO	5.000%	3/1/33	5,910	6,796
	Travis County TX GO	5.000%	3/1/37	8,930	9,911
	Travis County TX GO	5.000%	3/1/39	6,000	6,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,587
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/32	1,800	2,015
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	4.000%	8/1/33	1,550	1,720
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,621
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,973
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,036
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,382
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,410
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,836
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,939
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	2,044
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,179
[16]	Tyler Independent School District GO	5.000%	2/15/26	1,015	1,068
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,693
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,472
	University of Houston College & University Revenue	5.000%	2/15/30	2,500	2,945
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	9,391
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,008
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	11,671
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,231
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,342
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	10,439
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,352
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	10,681
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,473
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,920
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,076
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,098
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,527
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,231
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,812
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,197
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,966
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,289
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,021
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,155
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	10,898
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,020
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	7,127
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	6,733
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,844
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	12,221
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,722
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,777
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/32	3,730	4,403
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/33	2,000	2,354
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/34	1,500	1,761
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,747
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,728
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,211
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,283
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,177
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	1,021
[1,12]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,124
[1,12]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,432
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,508
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,211
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,591
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,691
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,704
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,336
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,545
	Williamson County TX GO	5.000%	2/15/23	6,000	6,006
	Williamson County TX GO, Prere.	5.000%	2/15/25	7,305	7,684
[16]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,550
[16]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,964
[16]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,892
[16]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,246
[16]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,530
					6,478,190
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	7,764
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,922
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,014
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,704
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,195
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,118
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,664
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,249
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,991
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	2,000	2,133
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	2,000	2,125
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,638
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,366
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,947
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,969
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,412
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	6,019
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	4,059
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,392
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	8,148
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,553
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,720
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	15,304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	16,921
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,948
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,068
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,056
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,412
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,478
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/33	2,750	3,382
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/35	1,300	1,615
Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	988
Murray UT Revenue VRDO	1.200%	2/1/23	3,285	3,285
Ogden City UT Sewer & Water Revenue, Prere.	5.000%	6/15/23	100	101
Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,857
Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,562
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,210
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,189
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,097
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,185
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,357
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,255
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,994
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,893
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,408
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,735
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,317
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,194
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,158
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,858
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,399
Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,199
University of Utah College & University Revenue	5.000%	8/1/27	850	953
University of Utah College & University Revenue	5.000%	8/1/28	565	647
University of Utah College & University Revenue	5.000%	8/1/28	750	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue	5.000%	8/1/29	555	649
	University of Utah College & University Revenue	5.000%	8/1/30	540	644
	University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,174
	University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,634
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,052
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,553
[12]	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,737
	University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,217
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	4,270	4,478
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	741
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,193
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,529
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,379
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,000	1,019
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,193
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,550
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,308
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,281
[13]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,777
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	344
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	464
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	477
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	309
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,972
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,004
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,027
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,193
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,179
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,189
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,164
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,413
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,504
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,619
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,964
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,107
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,376
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,397
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	7,117
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,810
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	11,005
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	11,197
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,569
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	663
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	265
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	285
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	329
					271,854
Vermont (0.1%)
	University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	1,660	1,662
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,241
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,699
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,938
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,560
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,219
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,331
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,445
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,568
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,710
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,836
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	8,377
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,530
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,654
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,578
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,706
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,118
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,216
					47,401
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	860	882
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	2,160	2,230
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	3,240	3,365
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,912
					9,389
Virginia (1.5%)
	Alexandria VA GO	4.000%	12/15/40	6,180	6,511
	Alexandria VA GO	4.000%	12/15/41	5,270	5,521
	Alexandria VA GO	4.000%	12/15/42	4,425	4,610
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	697
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	806
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	804
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	860
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,372
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,220
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,103
	Arlington County VA GO	5.000%	8/15/25	2,445	2,616
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,603
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,028
[5]	Cutalong II Community Development Authority District Special Assessment Revenue	4.250%	3/1/42	3,325	2,827
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	1,000	1,069
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,280
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,414
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,084
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,593
	Fairfax County VA GO	4.000%	10/1/30	11,420	12,246
	Fairfax County VA GO	5.000%	10/1/30	6,000	6,840
	Fairfax County VA GO	5.000%	10/1/31	8,075	9,199
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,524
	Hampton Roads Transportation Accountability Commission Appropriation Revenue	5.000%	7/1/39	4,755	5,370
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/26	9,500	10,372
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	8,259
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	538
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	269
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,424
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,673
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,447
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	479
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,210
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	3,205	3,485
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	207
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	790	696
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	922
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	685	590
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	915
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	1.730%	2/1/23	5,875	5,875
	Loudoun County VA GO	3.000%	12/1/32	2,055	2,061
	Loudoun County VA GO	3.000%	12/1/33	7,535	7,497
	Loudoun County VA GO	3.000%	12/1/34	3,770	3,697
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,837
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	1,942
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	2,860
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,619
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	834
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,398
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,211
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,534
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,740
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,779
	Newport News VA GO	5.000%	8/1/29	2,970	3,327
	Newport News VA GO	4.000%	2/1/30	1,000	1,100
	Norfolk VA GO	4.000%	3/1/36	1,200	1,286
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	2,864
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	4,593
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	5,567
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,083
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,083
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,124
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,124
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,083
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,124
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,124
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	4,249
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,817
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,574
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,593
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	6,287
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,642
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	8,044
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,458
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	17,125
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,597
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,221
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,136
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,197
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,297
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,405
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	698
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	1,750	1,652
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,324
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,673
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,892
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,806

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,065
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,052
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,823
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,604
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,653
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,051
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,620
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,605
University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,258
Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,229
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	777
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,023
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,173
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,220
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	726
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,442
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	20,748
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	32,507
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,000	10,819
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,402
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	8,975	9,095
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	21,063
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	18,960
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	21,783
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,048
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,746
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	7,094
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	8,449

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	7,139
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,776
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	5,000	5,718
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	10,000	10,673
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	25,497
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	5,980	6,577
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,760
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,907
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,505
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	15,355	16,014
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	25,665	23,807
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	19,541
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	12,000	10,816
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,641
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,982
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,916
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,932
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	11,295
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	9,343
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,428
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,524
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	5,000	5,203
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	5,130	5,492
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,458
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,337
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,327
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,457
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	8,108
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	10,031
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	3,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	16,246
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	16,362
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	11,181
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	14,595
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	11,565
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	13,697
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,053
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,945
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,062
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,837
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,033
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,524
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	2,047
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,065
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,881
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,352
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,271
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,773
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	22,540
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	823
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	6,855
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	6,161
	Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	5,563
	Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	12,057
	Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	9,320
	Virginia Public School Authority Lease Revenue	3.000%	8/1/31	4,200	4,220
	Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	5,566
	Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	5,463
	Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	3,724
	Virginia Public School Authority Lease Revenue	2.000%	8/1/39	1,510	1,112
	Virginia Public School Authority Lease Revenue	2.000%	8/1/40	2,050	1,479
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	10,160
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,705

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Resources Authority Lease Revenue	5.000%	11/1/29	3,030	3,571
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,916
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,271
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,131
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	22,694
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,188
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,283
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,638
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,161
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,242
				1,031,864
Washington (2.4%)
Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,212
Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,181
Bellevue WA GO	5.000%	12/1/29	1,500	1,770
Bellevue WA GO	5.000%	12/1/31	1,000	1,223
Bellevue WA GO	4.000%	12/1/35	1,580	1,694
Bellevue WA GO	4.000%	12/1/36	1,225	1,296
Bellevue WA GO	4.000%	12/1/37	1,100	1,152
Bellevue WA GO	4.000%	12/1/38	1,015	1,054
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	783
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,620
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	888
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	723
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	744
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	821
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	843
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	920
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	656
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	708
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	734
Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	787
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,182
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,453
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,343
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,832
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,772
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,822
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,226
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,904
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,744
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,886
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,244
[8]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	1,450	1,203
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,872
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,636
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,900
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,649
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	42,144
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,451
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,072
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	9,496
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,747
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	28,783
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,793
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	10,090	12,061
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	42,065
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,674
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,230	1,392
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	6,580	6,645
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	11,827
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	23,278
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	19,250
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,742
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,102
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,042
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,249
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,638
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,690
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	185
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	266
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	185
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	10,000	8,667
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	11,025
King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	975
King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,658
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,623
King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	942
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,764
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,265
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,439
King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,717
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,088
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,637
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,671
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,673
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,147
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,153
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,791
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,020
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,556
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,244
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,733
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,872
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,574
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,185
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,095
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,038
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,844
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,096
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,170
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,779
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	6,972
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,413
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,928
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,168
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,116
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,246
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,122
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,028
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/37	1,915	1,965
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,392
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/39	5,000	5,076
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,511
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	1.910%	5/1/45	12,000	11,770
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,871
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,318
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,829
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,263
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,828
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	8,990	8,997
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,846
	Thurston County WA GO	5.000%	12/1/41	2,475	2,824
	Thurston County WA GO	5.000%	12/1/42	2,595	2,955
	University of Washington College & University Revenue	5.000%	12/1/28	955	1,052
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	26,639
	Washington COP	5.000%	7/1/36	5,135	5,572
	Washington COP	5.000%	7/1/37	5,385	5,827
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,471
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,601
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,250
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,515
	Washington GO	5.000%	7/1/25	10,000	10,658
	Washington GO	4.000%	7/1/26	10,000	10,621
	Washington GO	4.000%	7/1/26	25,000	26,553
	Washington GO	5.000%	8/1/26	12,370	13,550
	Washington GO	5.000%	7/1/27	8,655	9,108
	Washington GO	5.000%	7/1/27	14,900	15,679
	Washington GO	5.000%	7/1/27	5,010	5,272
	Washington GO	5.000%	8/1/27	7,495	8,005
	Washington GO	5.000%	8/1/27	14,675	16,466
	Washington GO	5.000%	6/1/28	3,400	3,888

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	4.000%	7/1/28	40,000	43,794
Washington GO	4.000%	7/1/28	8,000	8,759
Washington GO	5.000%	7/1/28	19,745	20,782
Washington GO	5.000%	8/1/28	7,050	7,532
Washington GO	5.000%	8/1/28	20,210	21,591
Washington GO	5.000%	2/1/29	1,910	2,216
Washington GO	5.000%	6/1/29	3,215	3,755
Washington GO	5.000%	2/1/30	13,740	14,469
Washington GO	5.000%	6/1/30	2,800	3,330
Washington GO	5.000%	7/1/30	8,015	8,422
Washington GO	5.000%	7/1/30	6,975	7,510
Washington GO	5.000%	8/1/30	11,495	12,867
Washington GO	5.000%	7/1/31	4,100	4,303
Washington GO	5.000%	7/1/31	12,950	13,592
Washington GO	5.000%	8/1/31	14,890	16,633
Washington GO	5.000%	8/1/31	22,640	25,290
Washington GO	5.000%	8/1/32	26,855	29,962
Washington GO	5.000%	8/1/33	5,020	5,464
Washington GO	5.000%	8/1/34	11,640	11,787
Washington GO	5.000%	8/1/34	5,015	5,442
Washington GO	5.000%	8/1/34	10,000	10,601
Washington GO	5.000%	6/1/35	1,500	1,730
Washington GO	5.000%	8/1/35	2,530	2,731
Washington GO	5.000%	8/1/35	6,170	6,888
Washington GO	5.000%	2/1/36	6,505	7,059
Washington GO	5.000%	2/1/36	1,500	1,709
Washington GO	4.000%	7/1/36	8,085	8,570
Washington GO	5.000%	8/1/36	10,000	11,093
Washington GO	5.000%	8/1/37	10,005	11,058
Washington GO	5.000%	8/1/37	15,000	15,485
Washington GO	5.000%	2/1/38	12,245	12,739
Washington GO	5.000%	8/1/38	18,960	20,923
Washington GO	5.000%	8/1/38	2,000	2,143
Washington GO	5.000%	2/1/39	12,860	13,364
Washington GO	5.000%	2/1/39	5,400	6,219
Washington GO	5.000%	8/1/39	6,110	6,533
Washington GO	5.000%	2/1/40	18,205	20,861
Washington GO	5.000%	2/1/41	7,335	8,362
Washington GO	5.000%	8/1/41	1,560	1,768
Washington GO	5.000%	2/1/42	19,070	21,633
Washington GO	5.000%	2/1/42	6,985	7,832
Washington GO	5.000%	8/1/42	2,500	2,691
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,175
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,149
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,804
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,190
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,821
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,445
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,694
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	491

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,263
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,793
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,928
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,316
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	647
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,351
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,835
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,833
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,917
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,677
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	463
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,504
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,995
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,777
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,019
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	365
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,493
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,965
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,397
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,393
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,144
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	251
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,894
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,427
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,380
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,133
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,804
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,922
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,544
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	667

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,192
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	552
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,986
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	437
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	20,310
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	542
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,616
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	809
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,508
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	4,228
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,074
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,283
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,064
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,864
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,122
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	18,870	19,549
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,000	14,784
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	50,520	53,449
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,528
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,763
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,077
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,395
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,967
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,396
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,053
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,330
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,274
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,035
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,077
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,453
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,592
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,459
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/30	1,330	1,557
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/31	1,395	1,665
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,650
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,701
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,743
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,813
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,355
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	655
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,694
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	728
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	768
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,709
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	102,001	96,124
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	72,620	68,093
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	264
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	299
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	255
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	74
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,637
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	546
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	935
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,009
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	5.000%	7/1/35	460	494
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	5.000%	7/1/36	910	966
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,688
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,365
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	893
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	698
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,920	6,353
					1,646,464
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,933
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,320
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,162
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,463
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,396
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	7,047

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	5,250
West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,316
West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,337
West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,046
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,818
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,559
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,565
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,760
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	8,302
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,588
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	7,233
West Virginia GO	5.000%	12/1/33	10,060	11,386
West Virginia GO	5.000%	12/1/35	16,375	18,126
West Virginia GO	5.000%	6/1/36	14,890	16,436
West Virginia GO	5.000%	6/1/37	2,940	3,233
West Virginia GO	5.000%	12/1/37	16,020	17,858
West Virginia GO	5.000%	6/1/38	13,920	15,508
West Virginia GO	5.000%	12/1/38	16,835	18,756
West Virginia GO	5.000%	6/1/39	17,255	19,159
West Virginia GO	5.000%	12/1/39	17,685	19,636
West Virginia GO	5.000%	12/1/39	2,500	2,736
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,004
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,637
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,503
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,717
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,004
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,695
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,004
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,849
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,896
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,099
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,267
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,611
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,088
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,166
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,076
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,647
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,541
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,255
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,269
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,618
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,010
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	7,022
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,523
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,403
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,961
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,906
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,540
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,581
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,238
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,260
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,119
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,231
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,641
West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,858
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	5,500	5,579
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	2,825
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,040
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,258
West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	22,532
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,839
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,806
				375,255
Wisconsin (1.7%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,085
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,085
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,563
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,564
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,563
	Dane County WI GO	2.000%	4/1/29	320	305
	Dane County WI GO	2.000%	4/1/30	265	248
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,760
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,892
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,040
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,101
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,714
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,898
	Madison WI GO	4.000%	10/1/26	6,540	6,959
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,577
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	12,326
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,855
[4]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,547
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,848
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,845
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,877
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,086
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,472
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,411
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,745
[1]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,860
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,721
[1]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,835
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/34	1,175	1,373
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/35	825	954
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	715
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	2,066
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,664
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,512
[12]	Platteville School District GO	4.000%	3/1/35	1,060	1,112
[12]	Platteville School District GO	4.000%	3/1/37	1,040	1,069
[12]	Platteville School District GO	4.000%	3/1/38	1,560	1,591
[12]	Platteville School District GO	4.000%	3/1/40	880	888
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	302
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	486
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	944
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,466
[5]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,060
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	487
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,057
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/32	915	863
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,196
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,576
	Public Finance Authority Electric Power & Light Revenue PUT	3.300%	10/1/26	14,225	14,475
	Public Finance Authority Electric Power & Light Revenue PUT	3.700%	10/1/30	20,430	21,200
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	282
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,223
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,552
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,078
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,238
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,103
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,464
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,111
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	275
[12]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,550	8,682
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	836
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,960
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,434
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	223
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	255
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	832
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	338
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	802

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,715
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	444
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	368
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	550
Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	10,712
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,200
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	674
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	398
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	661
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,310	1,315
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,523
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	763
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,648
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,329
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	673
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	787
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,304
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,910
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	376
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,070
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	4,879
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	380
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	426
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,163
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	435
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,641
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	551
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,245
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	6,082
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	638
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,954
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,124
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	781
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	429
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	20,015	21,175
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	5,249
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	500	478
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,868
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,153
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,141
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,132
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,359
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,090
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,403
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,127
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,425
	Verona Area School District GO	5.000%	4/1/26	3,485	3,768
	Waunakee Community School District GO	3.250%	4/1/28	46,750	46,835
	West De Pere School District GO	5.000%	4/1/30	3,820	4,313
	West De Pere School District GO	4.000%	4/1/31	3,245	3,493
	Wisconsin Appropriations Revenue	5.000%	5/1/35	1,030	1,120
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	836
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	311
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	838
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	452
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,758
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	734
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	981
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,061
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,670
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	902
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	956
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,867
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	878
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,265
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,208
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,066
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,533
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,734
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	5,859
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	7,561
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	6,444
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	8,297
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	8,691
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	9,118
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,710
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,604
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,837
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,199
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	6,771
	Wisconsin GO	5.000%	5/1/24	14,600	15,082
	Wisconsin GO	5.000%	5/1/28	4,500	5,149
	Wisconsin GO	5.000%	11/1/28	30,170	33,670
	Wisconsin GO	5.000%	5/1/29	16,840	17,839
	Wisconsin GO	5.000%	5/1/29	4,000	4,675
	Wisconsin GO	5.000%	5/1/30	7,760	8,224
	Wisconsin GO	4.000%	5/1/33	11,520	12,140
	Wisconsin GO	5.000%	5/1/33	10,475	11,318
	Wisconsin GO	5.000%	5/1/34	5,000	5,267
	Wisconsin GO	5.000%	5/1/34	12,500	13,457
	Wisconsin GO	5.000%	5/1/34	11,020	11,864
	Wisconsin GO	5.000%	5/1/34	11,905	13,108
	Wisconsin GO	5.000%	5/1/34	7,000	7,863
	Wisconsin GO	5.000%	5/1/35	13,090	13,746
	Wisconsin GO	5.000%	5/1/35	15,040	16,133
	Wisconsin GO	5.000%	5/1/35	10,600	11,370
	Wisconsin GO	5.000%	5/1/35	6,435	7,552
	Wisconsin GO	5.000%	5/1/36	24,590	25,740
	Wisconsin GO	5.000%	5/1/36	21,325	22,322
	Wisconsin GO	5.000%	5/1/36	15,830	16,935
	Wisconsin GO	5.000%	5/1/36	11,195	11,976
	Wisconsin GO	5.000%	5/1/36	14,385	15,658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin GO	5.000%	5/1/37	12,500	13,563
Wisconsin GO	5.000%	5/1/38	11,000	11,913
Wisconsin GO, Prere.	5.000%	5/1/23	5,055	5,087
Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,327
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,105
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,643
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,697
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,078
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	937
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,014
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,361
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,522
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,625
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	992
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	1,012
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,773
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,038
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,195
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,087
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	165
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	925
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,514
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,549
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	195
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	884
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,425
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	226
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	378
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,525
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,676
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,875
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	307
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,230
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,703
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	335
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,761
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,389
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,259
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,543
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,280
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	735
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,518
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,347
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	452
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	51,775
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,278
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,434
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,292
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	39,514
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	771
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,812
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,887
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,162
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,609
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,657
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,668
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,292
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	9,809
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,389
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	3,084
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,594
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,349
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	2/1/23	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	2,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,285	3,234
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,344
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	500	487
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	330
[3]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.150%	1.810%	12/2/24	4,545	4,522
[2,5]	Wisconsin Public Finance Authority Health Care System Revenue TOB VRDO	1.300%	2/1/23	2,500	2,500
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,035
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,581
					1,189,643
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	269
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	269
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	319
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	289
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	262
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	259
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	206
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	142
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	162
	Lincoln County WY Resource Recovery Revenue VRDO	1.100%	2/1/23	100	100
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	22,879
[12]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,322
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,047
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,127
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,143
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,214
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,154
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,594
					35,757
Total Tax-Exempt Municipal Bonds (Cost $69,161,730)					67,625,201

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[19]	Vanguard Municipal Cash Management Fund (Cost $999,522)	1.393%	9,940,162	999,545
Total Investments (99.6%) (Cost $70,161,252)				68,624,746
Other Assets and Liabilities—Net (0.4%)				251,538
Net Assets (100%)				68,876,284
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $1,162,527,000, representing 1.7% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Step bond.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Non-income-producing security—security in default.
18	Securities with a value of $3,819,000 have been segregated as initial margin for open futures contracts.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	1,663	341,993	895
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	67,625,201	—	67,625,201
Temporary Cash Investments	999,545	—	—	999,545
Total	999,545	67,625,201	—	68,624,746
Derivative Financial Instruments
Assets
Futures Contracts[1]	895	—	—	895
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.